--------------------------------------------------------------------------------
DELAWARE
--------------------------------------------------------------------------------
VIP TRUST
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
JUNE 30, 2002

DELAWARE VIP BALANCED SERIES
DELAWARE VIP CAPITAL RESERVES SERIES
DELAWARE VIP CASH RESERVE SERIES
DELAWARE VIP CONVERTIBLE SECURITIES SERIES
DELAWARE VIP DEVON SERIES
DELAWARE VIP EMERGING MARKETS SERIES
DELAWARE VIP GLOBAL BOND SERIES
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
DELAWARE VIP HIGH YIELD SERIES
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
DELAWARE VIP LARGE CAP VALUE SERIES
DELAWARE VIP REIT SERIES
DELAWARE VIP SELECT GROWTH SERIES
DELAWARE VIP SMALL CAP VALUE SERIES
DELAWARE VIP SOCIAL AWARENESS SERIES
DELAWARE VIP STRATEGIC INCOME SERIES
DELAWARE VIP TECHNOLOGY AND INNOVATION SERIES
DELAWARE VIP TREND SERIES
DELAWARE VIP U.S. GROWTH SERIES


Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



SA-MED[6/02] BUR8/02

July 9, 2002

Dear Policy Holder:

At 2002's mid-point, U.S. equities appeared to be on their way to a third consecutive year of negative returns. With corporate accounting malpractice's dominating business headlines, negative sentiment was running rampant in the marketplace as we entered the year's third quarter. By the end of June 2002, the negative environment for stock investing felt much like a polar opposite of 1999's environment of "irrational exuberance."

   Following a strong recovery by stocks during the fourth quarter of 2001, major indexes slid by the end of June to levels near, or past, their previous low points since the market peak of March 2000. The just-closed quarter was the worst second quarter of any year since 1970 for the Dow Jones Industrial Average, and the worst second quarter ever in the 30-year history of the Nasdaq Composite Index. As investors continued to fret about a range of issues, including terrorism, corporate accounting practices, and potential weakness in the current economic recovery, equity prices became further depressed in most industries.

   The current outlook is not all negative, however. History tells us that down markets create long-range opportunities. The extreme bearish sentiment in the market this summer may actually be a long-term bullish sign for committed investors. We believe the equity markets continue to offer strong long-term capital appreciation potential when compared to many other assets.

   And although the U.S. economy is recovering slowly from last year's recession, that recovery seems to be progressing quite steadily. The +5.0% annual growth rate for gross domestic product in the first quarter far surpassed the +0.9% rate predicted by a Wall Street Journal survey of 55 professional economists in January. A similar mid-year poll put expected economic growth rates for the third and fourth quarters of this year at +3.3% and +3.7%, respectively. Continuation of the recovery should eventually mean stronger profits, which is currently the key factor determining stock prices in the view of many investors.

   Not all asset classes fared as poorly as equities during the six months ended June 30, 2002. With major U.S. stock indexes entrenched deep in negative territory year-to-date, investors put $73.9 billion into bond funds during the year's first half (Source: AMG Data Services). For the period, the average U.S. bond fund made a gain of +1.36%, according to fund-tracking firm Lipper Inc., while the Lehman Brothers Aggregate Bond Index turned in a gain of +3.79%.

   Real estate also provided a viable alternative to stock investments during the period, and remained an excellent diversification tool for long-term investors. REITs continued their strong performance of recent years, with the S&P REIT Composite gaining +10.07% for the six-month period.

   Overseas, established stock markets fared better than the U.S., but generally faced similar troubles as key European economies struggled to find footing. For the period, the Morgan Stanley Capital International Europe, Australasia, Far East Index, which tracks established world markets, fell by just -1.38%. Emerging markets rebounded strongly in the period, turning in a very strong six months.

Outlook

   Clearly the investment landscape has changed in recent years. In our opinion, equity investors are still going through a long and painful process of reining in expectations after several years of outsized returns in the 1990s. Once that process is complete, and once stronger corporate earnings become apparent, we would expect average returns for U.S. equities going forward to move closer to their historical averages over the long term. In the mean time, professionally managed funds may hold several advantages over indexing strategies in a range-bound stock market, and constitute an attractive option.

   There are a number of ways to prepare today for the possibility of continued market volatility. For starters, diversifying your investment portfolio is a strategy that stands out as an imperative the longer stocks continue to struggle. We encourage investors to review all of the options available in their variable annuity, and to consult with their financial advisors to assure sufficient diversification in a portfolio targeted to meet specific goals.

   We wish you the best for the remainder of 2002.

Sincerely,


/s/ Charlews E. Haldeman, Jr.           /s/ David K. Downes

Charles E. Haldeman, Jr.                David K. Downes
Chairman                                President and Chief Executive Officer
Delaware Investments Family of Funds    Delaware Investments Family of Funds

                                                           Total Return
                                                         12/31/01-6/30/02

Standard & Poor's 500 Index                                   -13.15%
Russell 2000 Index                                             -5.29%
Lehman Brothers Aggregate Bond Index                           +3.79%
Morgan Stanley Europe, Australasia, Far East Index             -1.38%

Performance noted above assumes reinvestment of dividends. It is not intended to represent the performance of any VIP Trust Series. The Standard & Poor's 500 Index measures the performance of mostly large company stocks. The Lehman Brothers Aggregate Bond Index measures the performance of the broad U.S. bond markets. The Morgan Stanley Europe, Australasia, Far East Index measures the performance of non-U.S. stocks. The Russell 2000 Index measures the performance of small company stocks. The indexes are unmanaged and assume no management fees or expenses. You cannot invest directly in an index. Past performance does not guarantee future results.

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                          Number of     Market
                                                           Shares       Value
 COMMON STOCK-60.88%
 Aerospace & Defense-2.48%
 Honeywell International .........................         18,300     $  644,709
 Textron .........................................         10,800        506,520
 United Technologies .............................          8,700        590,730
                                                                      ----------
                                                                       1,741,959
                                                                      ----------
 Banking & Finance-7.36%
 Bank of America .................................          6,700        471,412
 Bank of New York ................................         27,500        928,125
 Citigroup .......................................         18,000        697,500
 FleetBoston Financial ...........................         18,300        592,005
 J.P. Morgan Chase ...............................         25,300        858,176
 Morgan Stanley Dean Witter ......................         15,100        650,508
 U.S. Bancorp ....................................         29,100        679,485
 Washington Mutual ...............................          7,900        293,169
                                                                      ----------
                                                                       5,170,380
                                                                      ----------
 Basic Industry/Capital Goods-1.42%
 Dow Chemical ....................................          8,800        302,544
 Eaton ...........................................          4,800        349,200
 Rohm & Haas .....................................          8,600        348,214
                                                                      ----------
                                                                         999,958
                                                                      ----------
 Business Services-2.30%
+Accenture Limited Class A .......................         34,200        649,800
+Cendant .........................................         60,800        965,504
                                                                      ----------
                                                                       1,615,304
                                                                      ----------
 Cable, Media & Publishing-2.74%
+Clear Channel Communications ....................         15,200        486,704
+Lin TV ..........................................          9,500        256,880
 New York Times Class A ..........................         11,000        566,500
+USA Networks ....................................         26,400        619,080
                                                                      ----------
                                                                       1,929,164
                                                                      ----------
 Computers & Technology-6.51%
+AOL Time Warner .................................         35,200        517,792
+DST Systems .....................................         16,500        754,215
 International Business Machines .................          8,800        633,600
+Micron Technology ...............................         27,500        556,050
+Microsoft .......................................         17,000        929,900
+Oracle ..........................................         74,200        702,674
+PeopleSoft ......................................         21,100        313,968
+Siebel Systems ..................................         11,800        167,796
                                                                      ----------
                                                                       4,575,995
                                                                      ----------
 Consumer Products-1.79%
 Mattel ..........................................         31,000        651,310
 Procter & Gamble ................................          6,800        607,240
                                                                      ----------
                                                                       1,258,550
                                                                      ----------
 Electronics & Electrical Equipment-3.20%
 General Electric ................................         47,400      1,376,970
+Novellus Systems ................................         12,600        428,400
 Texas Instruments ...............................         18,700        443,190
                                                                      ----------
                                                                       2,248,560
                                                                      ----------
 Energy-3.42%
 ChevronTexaco ...................................          4,600        407,100
 Diamond Offshore Drilling .......................         16,600        473,100
 Exxon Mobil .....................................         15,700        642,444
 GlobalSantaFe ...................................          8,000        218,800
 Kerr-McGee ......................................         12,400        664,020
                                                                      ----------
                                                                       2,405,464
                                                                      ----------

                                                          Number of     Market
                                                           Shares       Value
  COMMON STOCK (continued)
  Food, Beverage & Tobacco-0.79%
  General Mills ..................................         12,600     $  555,408
                                                                      ----------
                                                                         555,408
                                                                      ----------
  Healthcare & Pharmaceuticals-9.39%
  Abbott Laboratories ............................         11,200        421,680
 +Amgen ..........................................          8,700        364,356
  Baxter International ...........................          8,200        364,408
  Bristol-Myers Squibb ...........................         44,500      1,143,650
  C.R. Bard ......................................         10,300        582,774
 *HCA ............................................         11,500        546,250
*+Inhale Therapeutic Systems .....................         45,200        428,948
 +Laboratory Corporate of America
   Holdings ......................................         12,800        584,320
  McKesson .......................................         22,200        725,940
  Merck & Company ................................          8,400        425,376
  Pfizer .........................................         14,300        500,500
 +Triad Hospitals ................................         11,900        508,368
                                                                      ----------
                                                                       6,596,570
                                                                      ----------
  Hotels/Diversified Reits-0.92%
  Starwood Hotels & Resorts Worldwide ............         19,600        644,644
                                                                      ----------
                                                                         644,644
                                                                      ----------
  Industrial Machinery-0.72%
 +SPX ............................................          4,300        505,250
                                                                      ----------
                                                                         505,250
                                                                      ----------
  Insurance-6.35%
  Allstate .......................................         14,800        547,304
  Chubb ..........................................          9,500        672,600
  Marsh & McLennan ...............................          7,800        753,480
  MGIC Investment ................................          7,900        535,620
  PartnerRe ......................................         12,700        621,665
 +Prudential Financial ...........................         27,400        914,064
 +Travelers Property & Casualty
   Class A .......................................         23,700        419,490
                                                                      ----------
                                                                       4,464,223
                                                                      ----------
  Leisure, Lodging & Entertainment-2.68%
  McDonald's .....................................         22,900        651,505
 +Steiner Leisure ................................         37,700        546,650
  Walt Disney ....................................         36,300        686,070
                                                                      ----------
                                                                       1,884,225
                                                                      ----------
  Metals & Mining-1.05%
 *Alcoa ..........................................         22,200        735,930
                                                                      ----------
                                                                         735,930
                                                                      ----------
  Paper & Forest Products-0.96%
  International Paper ............................         15,500        675,490
                                                                      ----------
                                                                         675,490
                                                                      ----------
  Retail-3.72%
 +Federated Department Stores ....................         13,100        520,070
 +Kroger .........................................         17,100        340,290
  Liz Claiborne ..................................         16,700        531,060
 +Office Depot ...................................         32,300        542,640
 +Staples ........................................         34,600        681,620
                                                                      ----------
                                                                       2,615,680
                                                                      ----------
  Technology/Hardware-1.14%
  Intel ..........................................         14,000        255,780
 +Lexmark International Class A ..................         10,100        549,440
                                                                      ----------
                                                                         805,220
                                                                      ----------

                                                                      Balanced-1

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)


                                                          Number of     Market
                                                           Shares       Value
COMMON STOCK (continued)
Telecommunications-1.94%
AT&T .................................................     60,600   $   648,420
SBC Communications ...................................     23,400       713,700
                                                                    -----------
                                                                      1,362,120
                                                                    -----------
Total Common Stock
  (cost $47,386,373) .................................               42,790,094
                                                                    -----------

PREFERRED STOCK-0.22%
Centaur Funding 9.08% ................................        150       152,859
                                                                    -----------
Total Preferred Stock
  (cost $151,612) ....................................                  152,859
                                                                    -----------

                                                        Principal
                                                         Amount
AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS-2.69%
Fannie Mae Series 02-16 IG
  6.00% 3/25/15 ......................................$   256,000        33,988
Fannie Mae Whole Loan Series
  98-W3 A2 6.50% 7/25/28 .............................     21,737        21,738
Freddie Mac
  Series 2303 CW 8.50% 11/15/24 ......................    539,112       578,564
  Series T-11 A6 6.50% 9/25/18 .......................    500,000       518,402
GNMA Series 98-9 B 6.85% 12/20/25 ....................    710,000       734,973
                                                                    -----------
Total Agency Collateralized Mortgage
  Obligations (cost $1,857,989) ......................                1,887,665
                                                                    -----------

AGENCY MORTGAGE-BACKED
  SECURITIES-13.36%
Fannie Mae
  6.00% 4/1/17 .......................................    241,162       246,362
  6.00% 6/1/17 .......................................    480,000       490,350
  6.00% 6/1/32 .......................................    364,964       364,622
  6.50% 10/1/16 ......................................    676,074       701,639
  6.50% 7/1/31 .......................................  1,600,000     1,631,000
  7.00% 11/1/30 ......................................    689,469       715,109
  7.00% 5/1/32 .......................................    179,851       186,540
  7.00% 6/1/32 .......................................     91,000        94,384
  7.50% 6/1/31 .......................................    843,905       886,364
  9.00% 5/1/10 .......................................    278,116       299,410
  9.50% 6/1/19 .......................................     50,694        56,112
Freddie Mac 6.50% 7/1/32 .............................  1,605,000     1,637,099
GNMA
  6.50% 3/15/32 ......................................  1,188,170     1,214,904
  7.00% 7/1/32 .......................................    535,000       555,397
  7.50% 7/15/30 ......................................    295,000       311,133
                                                                    -----------
Total Agency Mortgage-Backed
  Securities (cost $9,283,857) .......................                9,390,425
                                                                    -----------

AGENCY OBLIGATIONS-0.72%
Federal Home Loan Bank
  5.75% 5/15/12 ......................................    490,000       504,178
                                                                    -----------
Total Agency Obligations
  (cost $491,514) ....................................                  504,178
                                                                    -----------

ASSET-BACKED SECURITIES-4.12%
Ford Credit Auto Ownership Trust
  Series 02-B A4 4.75% 8/15/06 .......................    140,000       143,725

                                                           Principal     Market
                                                            Amount        Value
 ASSET-BACKED SECURITIES (continued)
 MBNA Credit Card Master Note Trust
   Series 01-A1 A1 5.75% 10/15/08 ....................  $  180,000   $   189,379
 NationsCredit Grantor Trust
   Series 97-1 A 6.75% 8/15/13 .......................     269,598       285,276
 Peoplefirst.com Auto Receivables Owner
   Trust Series 00-2 A4 6.43% 9/15/07 ................     525,000       549,342
 Residential Asset Securities
   Series 00-KS4 AI3 7.355% 1/25/26 ..................     795,019       810,315
 Sallie Mae Student Loan Trust
   Series 97-1 A2 2.34% 1/25/10 ......................     300,000       301,153
   Series 97-4 A2 2.52% 10/25/10 .....................     460,000       464,788
   Series 02-3 A1 1.93% 7/25/06 ......................     155,000       155,000
                                                                      ----------
 Total Asset Backed Securities
   (cost $2,844,676) .................................                 2,898,978
                                                                      ----------

 COMMERCIAL MORTGAGE-BACKED
   SECURITIES-2.13%
 Chase Commercial Mortgage Securities
   Series 96-2C 6.90% 11/19/28 .......................     350,000       375,905
 Citicorp Mortgage Securities
   Series 94-2 B1 6.00% 1/25/09 ......................      36,168        36,909
 Comm Series 00-C1 A1
   7.206% 9/15/08 ....................................     944,006     1,015,411
 First Union National Bank
   Commercial Mortgage
   Series 02-C1 A2 6.141% 2/12/34 ....................      45,000        46,391
 LB-UBS Commercial Mortgage Trust
   Series 01-C3 A2 6.365% 12/15/28 ...................      25,000        26,156
                                                                      ----------
 Total Commercial Mortgage-Backed
   Securities (cost $1,405,096) ......................                 1,500,772
                                                                      ----------

 CORPORATE BONDS-13.73%
 Automobiles & Automotive Parts-0.40%
 Ford Motor 7.45% 7/16/31 ............................     300,000       280,044
                                                                      ----------
                                                                         280,044
                                                                      ----------
 Banking & Finance-2.99%
 Apache Financial 7.00% 3/15/09 ......................     120,000       129,350
 Banco Nac Desenv 9.625% 12/12/11 ....................      35,000        24,588
 Banco Santander-Chile 6.50% 11/1/05 .................     150,000       156,013
 Bank of Hawaii 6.875% 6/1/03 ........................     165,000       170,091
 BB&T 6.50% 8/1/11 ...................................     100,000       104,792
 Boeing Capital 6.50% 2/15/12 ........................      30,000        31,512
 Brazil Development Fund
   9.625% 12/12/11 ...................................      55,000        38,638
 Cit Group
   7.125% 10/15/04 ...................................      65,000        63,983
   7.50% 11/14/03 ....................................      25,000        24,872
 Citigroup 6.00% 2/21/12 .............................      70,000        70,411
 Credit Suisse First Boston USA
   5.75% 4/15/07 .....................................     105,000       107,531
 ERAC USA Finance 7.35% 6/15/08 ......................     115,000       123,965
 Ford Motor Credit
   6.875% 2/1/06 .....................................     150,000       153,581
   7.25% 10/25/11 ....................................      60,000        60,389
*General Electric Capital
   6.00% 6/15/12 .....................................     105,000       104,696

                                                                      Balanced-2

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)


                                                      Principal         Market
                                                       Amount           Value
 CORPORATE BONDS (continued)
 Banking & Finance (continued)
 General Motors Acceptance
  *6.125% 2/1/07 .............................       $  100,000       $  101,194
   8.00% 11/1/31 .............................          100,000          102,568
 International Lease Finance
   5.625% 6/1/07 .............................           95,000           96,415
 Morgan Stanley Dean Witter
   6.60% 4/1/12 ..............................          120,000          122,509
 Popular 6.125% 10/15/06 .....................           60,000           61,571
 Regions Financial 6.375% 5/15/12 ............           80,000           82,494
 Sprint Capital 6.875% 11/15/28 ..............          110,000           69,006
 XL Capital 6.50% 1/15/12 ....................          100,000          103,697
                                                                      ----------
                                                                       2,103,866
                                                                      ----------
 Basic Industry/Capital Goods-0.19%
 Falconbridge 7.35% 6/5/12 ...................           55,000           56,693
 Georgia Pacific 8.875% 5/15/31 ..............           10,000            9,437
 Newmont Mining 8.625% 5/15/11 ...............           60,000           67,598
                                                                      ----------
                                                                         133,728
                                                                      ----------
 Building & Materials-0.38%
 Valspar 6.00% 5/1/07 ........................          100,000          101,346
 York International 6.625% 8/15/06 ...........          155,000          161,942
                                                                      ----------
                                                                         263,288
                                                                      ----------
 Cable, Media & Publishing-1.19%
 AOL Time Warner
   5.625% 5/1/05 .............................          150,000          147,276
   7.70% 5/1/32 ..............................           45,000           40,027
 E.W. Scripps 5.75% 7/15/12 ..................           55,000           54,647
*Liberty Media
   7.75% 7/15/09 .............................          155,000          155,034
   8.25% 2/1/30 ..............................          100,000           93,443
 Rogers Cable 7.875% 5/1/12 ..................           65,000           65,786
 Scholastic 5.75% 1/15/07 ....................          170,000          171,783
 Thomson Multimedia 5.75% 2/1/08 .............          110,000          110,864
                                                                      ----------
                                                                         838,860
                                                                      ----------
 Computers & Technology-0.14%
 Hewlett-Packard 5.50% 7/1/07 ................           95,000           94,560
                                                                      ----------
                                                                          94,560
                                                                      ----------
 Consumer Non-Durable/Other-0.42%
 RJ Reynolds Tobacco 7.25% 6/1/12 ............          290,000          297,470
                                                                      ----------
                                                                         297,470
                                                                      ----------
 Consumer Products-0.24%
 Fortune Brands 7.125% 11/1/04 ...............           80,000           85,850
 Maytag 6.875% 12/1/06 .......................           75,000           80,661
                                                                      ----------
                                                                         166,511
                                                                      ----------
 Consumer Services/Restaurants-0.33%
 Wendy's International
   6.20% 6/15/14 .............................           75,000           76,360
   6.25% 11/15/11 ............................          150,000          153,129
                                                                      ----------
                                                                         229,489
                                                                      ----------
 Energy-1.12%
 Burlington Resources 5.70% 3/1/07 ...........           75,000           77,043
 Colonial Pipeline 7.63% 4/15/32 .............          100,000          106,553
 National Fuel Gas 7.30% 2/18/03 .............           75,000           77,118
 Occidental Petroleum 5.875% 1/15/07 .........           45,000           46,665
 Oneok 7.75% 8/15/06 .........................          105,000          113,128
 Transcontinental Gas Pipeline 144A
   8.875% 7/15/12 ............................          135,000          131,726

                                                         Principal       Market
                                                          Amount         Value
CORPORATE BONDS (continued)
Energy (continued)
Transocean Sedco Forex 6.75% 4/15/05 .............       $140,000       $147,933
Valero Energy 6.125% 4/15/07 .....................         70,000         72,366
Williams 7.50% 1/15/31 ...........................         20,000         14,396
                                                                        --------
                                                                         786,928
                                                                        --------
Environmental Services-0.12%
Praxair 6.15% 4/15/03 ............................         85,000         87,325
                                                                        --------
                                                                          87,325
                                                                        --------
Food, Beverage & Tobacco-0.45%
Kroger 8.15% 7/15/06 .............................         45,000         49,833
Tyson Foods
  6.625% 10/4/04 .................................        135,000        140,815
  8.25% 10/1/11 ..................................         40,000         44,203
UST 8.80% 3/15/05 ................................         75,000         82,803
                                                                        --------
                                                                         317,654
                                                                        --------
Healthcare & Pharmaceuticals-0.05%
Delhaize America 9.00% 4/15/31 ...................         30,000         32,472
                                                                        --------
                                                                          32,472
                                                                        --------
Industrial Machinery-0.20%
Fort James 6.625% 9/15/04 ........................         76,000         74,086
Johnson Controls 5.00% 11/15/06 ..................         70,000         69,630
                                                                        --------
                                                                         143,716
                                                                        --------
Insurance-0.22%
UnumProvident 7.375% 6/15/32 .....................         40,000         39,429
Zurich Capital Trust 8.376% 6/1/37 ...............        125,000        118,103
                                                                        --------
                                                                         157,532
                                                                        --------
Miscellaneous-0.34%
Sappi Papier 144A
  6.75% 6/15/12 ..................................         65,000         65,960
  7.50% 6/15/32 ..................................         65,000         65,775
Science Applications 144A
  6.25% 7/1/12 ...................................        105,000        103,430
                                                                        --------
                                                                         235,165
                                                                        --------
Paper & Forest Products-0.27%
Norske Skogindustrier
  7.625% 10/15/11 ................................         75,000         80,021
Weyerhaeuser 5.50% 3/15/05 .......................        105,000        107,944
                                                                        --------
                                                                         187,965
                                                                        --------
Real Estate-0.19%
Highwoods/Forsyt 6.75% 12/1/03 ...................         55,000         56,538
Simon Property 6.375% 11/15/07 ...................         75,000         77,036
                                                                        --------
                                                                         133,574
                                                                        --------
Retail-0.23%
Federated Department Stores
  8.125% 10/15/02 ................................         65,000         65,943
Lowes Companies 7.50% 12/15/05 ...................         90,000         98,466
                                                                        --------
                                                                         164,409
                                                                        --------
Telecommunications-1.47%
AT&T
  6.50% 11/15/06 .................................        155,000        136,548
  6.50% 3/15/29 ..................................        170,000        117,654
AT&T Wireless
  6.875% 4/18/05 .................................         50,000         44,533
  8.125% 5/1/12 ..................................         45,000         36,764
Citizens Communications
  6.375% 8/15/04 .................................        100,000         95,709

                                                                      Balanced-3

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)



                                                       Principal        Market
                                                        Amount          Value
 CORPORATE BONDS (continued)
 Telecommunications (continued)
 France Telecom
   8.25% 3/1/11 ..............................       $  250,000       $  228,665
   8.50% 3/1/31 ..............................          115,000          101,987
 Intelsat 7.625% 4/15/12 .....................           95,000           98,901
 Singtel 6.375% 12/1/11 ......................           75,000           74,968
 Sprint Capital 6.00% 1/15/07 ................           55,000           42,892
 Verizon Wireless 5.375% 12/15/06 ............           60,000           56,042
                                                                      ----------
                                                                       1,034,663
                                                                      ----------
 Transportation & Shipping-0.20%
 American Airlines 6.817% 5/23/11 ............          140,000          140,967
                                                                      ----------
                                                                         140,967
                                                                      ----------
 Utilities-2.59%
 Avista 7.75% 1/1/07 .........................          130,000          133,553
 Consumers Energy 6.00% 3/15/05 ..............           75,000           68,516
 Detroit Edison 5.05% 10/1/05 ................           75,000           76,263
*El Paso 7.00% 5/15/11 .......................           55,000           52,739
 FirstEnergy
   6.45% 11/15/11 ............................           55,000           53,510
   7.375% 11/15/31 ...........................           55,000           52,373
 Kerr-McGee 5.875% 9/15/06 ...................           45,000           46,342
 Marathon Oil
   5.375% 6/1/07 .............................          100,000          100,594
   9.125% 1/15/13 ............................          500,000          604,301
 Nabors Industries 6.80% 4/15/04 .............           80,000           83,922
 Nexen 7.875% 3/15/32 ........................           90,000           91,919
 North Border 6.25% 5/1/07 ...................           90,000           92,073
 PG&E National Energy Group
   10.375% 5/16/11 ...........................          190,000          194,136
 Union Oil of California
   6.375% 2/1/04 .............................           85,000           88,253
 Western Atlas 7.875% 6/15/04 ................           75,000           80,740
                                                                      ----------
                                                                       1,819,234
                                                                      ----------
 Total Corporate Bonds
   (cost $9,650,351) .........................                         9,649,420
                                                                      ----------

 U.S. TREASURY OBLIGATIONS-2.95%
*U.S. Treasury Bond 5.375% 2/15/31 ...........          235,000          230,190
 U.S. Treasury Inflation Index Notes
   3.375% 4/15/32 ............................          126,620          133,841
   3.625% 1/15/08 ............................          222,464          232,962

                                                       Principal        Market
                                                        Amount          Value
  U.S. TREASURY OBLIGATIONS (continued)
  U.S. Treasury Notes
    **3.00% 2/29/04 ..............................      $ 135,000    $   135,828
    4.375% 5/15/07 ...........................             35,000         35,492
    *4.875% 2/15/12 .............................       1,298,000      1,303,275
                                                                     -----------
  Total U.S. Treasury Obligations
     (cost $2,025,503) .......................                         2,071,588
                                                                     -----------

REPURCHASE AGREEMENTS-0.70%
With BNP Paribas 1.91% 7/1/02
  (dated 6/28/02, collateralized by
  $127,000 U.S. Treasury Notes 6.00%
  due 9/30/02, market value $130,434
  and $49,000 U.S. Treasury Notes
  5.375% due 6/30/03,
  market value $51,616) ......................            178,200        178,200
With J. P. Morgan Securities 1.83% 7/1/02
  (dated 6/28/02, collateralized by
  $138,000 U.S. Treasury Bills due
  9/19/02, market value $137,431) ............            134,700        134,700
With UBS Warburg 1.90% 7/1/02
  (dated 6/28/02, collateralized by
  $64,000 U.S. Treasury Notes 5.375%
  due 6/30/03, market value $67,451 and
  $64,000 U.S. Treasury Notes 5.875%
  due 2/15/04, market value $68,326
  and $41,000 U.S. Treasury Notes
  6.625% due 5/15/07,
  market value $45,965) ......................            178,100        178,100
                                                                     -----------
Total Repurchase Agreements
  (cost $491,000) ............................                           491,000
                                                                     -----------

                                                                      Balanced-4

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-101.50% (cost $75,587,971) ...................................   $71,336,979

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.50%) .......................................    (1,054,890)
                                                                                                  -----------
NET ASSETS APPLICABLE TO 5,786,427 SHARES OUTSTANDING-100.00% .................................   $70,282,089
                                                                                                  ===========
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($70,277,815 / 5,786,075 SHARES) ..        $12.15
                                                                                                       ======
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($4,274 / 351.7 SHARES) ............        $12.15
                                                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ................................   $93,167,252
Undistributed net investment income ...........................................................       530,219
Accumulated net realized loss on investments ..................................................   (19,203,504)
Net unrealized depreciation of investments ....................................................    (4,211,878)
                                                                                                  -----------
Total net assets ..............................................................................   $70,282,089
                                                                                                  ===========

--------------
 + Non-income producing security for the period ended June 30, 2002.
 * Fully or partially on loan. See Note #9 in "Notes to Financial Statements". ** Fully or partially pledged as collateral for financial futures contracts.

   GNMA-Ginnie Mae
   REIT-Real Estate Investment Trust

                             See accompanying notes

                                                                      Balanced-5

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Assets and Liabilities
June 30, 2002
(Unaudited)

ASSETS:
Investments at market (cost $75,587,971) ....................        $71,336,979
Cash ........................................................            219,206
Dividends and interest receivable ...........................            325,089
Receivable for securities sold ..............................          4,299,283
Other assets ................................................              2,420
                                                                     -----------
Total assets ................................................         76,182,977
                                                                     -----------

LIABILITIES:
Payable for securities purchased ............................          5,614,163
Liquidations payable ........................................            270,233
Other accounts payable and accrued expenses .................             16,492
                                                                     -----------
Total liabilities ...........................................          5,900,888
                                                                     -----------

TOTAL NET ASSETS ............................................        $70,282,089
                                                                     ===========
                             See accompanying notes


Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Interest .....................................................      $   795,826
Dividends ....................................................          302,394
Securities lending income ....................................           11,310
                                                                    -----------
                                                                      1,109,530
                                                                    -----------

EXPENSES:
Management fees ..............................................          268,761
Accounting and administration expenses .......................           17,550
Dividend disbursing and transfer agent
   fees and expenses .........................................            3,986
Professional fees ............................................            3,825
Custodian fees ...............................................            1,517
Trustees' fees ...............................................            1,451
Reports and statements to shareholders .......................              400
Registration fees ............................................              100
Distribution expense-Service Class ...........................                3
Other ........................................................            7,896
                                                                    -----------
                                                                        305,489

Less expenses paid indirectly ................................           (1,409)
                                                                    -----------
Total expenses ...............................................          304,080
                                                                    -----------

NET INVESTMENT INCOME ........................................          805,450
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on:
   Investments ...............................................       (1,520,851)
   Futures contracts .........................................          (39,685)
                                                                    -----------
Net realized loss ............................................       (1,560,536)
Net change in unrealized appreciation / depreciation
   of investments ............................................       (6,692,022)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ............................................       (8,252,558)
                                                                    -----------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................................      $(7,447,108)
                                                                    ===========
                             See accompanying notes

                                                                      Balanced-6

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Changes in Net Assets

                                                        Period Ended
                                                          6/30/02         Year Ended
                                                        (Unaudited)        12/31/01
                                                        ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..............................   $     805,450    $   2,393,808
Net realized loss on investments ...................      (1,560,536)      (7,258,551)
Net change in unrealized appreciation / depreciation
 of investments ....................................      (6,692,022)      (4,267,851)
                                                       -------------    -------------
Net decrease in net assets resulting from operations      (7,447,108)      (9,132,594)
                                                       -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..................................      (2,464,289)      (2,530,654)
   Service Class ...................................            (126)            (107)
                                                       -------------    -------------
                                                          (2,464,415)      (2,530,761)
                                                       -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................         569,224        1,599,613
   Service Class ...................................              --               --
Net asset value of shares issued upon reinvestment
 of dividends and distributions:
   Standard Class ..................................       2,464,289        2,530,654
   Service Class ...................................             126              107
                                                       -------------    -------------
                                                           3,033,639        4,130,374
                                                       -------------    -------------
Cost of shares repurchased:
   Standard Class ..................................     (13,222,355)     (22,795,114)
   Service Class ...................................              --               --
                                                       -------------    -------------
                                                         (13,222,355)     (22,795,114)
                                                       -------------    -------------

Decrease in net assets derived from capital share
 transactions ......................................     (10,188,716)     (18,664,740)
                                                       -------------    -------------

NET DECREASE IN NET ASSETS .........................     (20,100,239)     (30,328,095)

NET ASSETS:
Beginning of period ................................      90,382,328      120,710,423
                                                       -------------    -------------
End of period ......................................   $  70,282,089    $  90,382,328
                                                       =============    =============

                             See accompanying notes

                                                                      Balanced-7

Delaware VIP Trust-Delaware VIP Balanced Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Delaware VIP Balanced Series Standard Class

                                                               Period
                                                          Ended 6/30/02(1)                    Year Ended December 31,
                                                            (Unaudited)    2001(2)      2000         1999        1998         1997
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .....................    $13.730     $15.230      $17.340     $20.040      $19.050     $16.640

Income (loss) from investment operations:
Net investment income(3) .................................      0.127       0.329        0.399       0.408        0.349       0.435
Net realized and unrealized gain (loss) on investments ...     (1.319)     (1.494)      (0.956)     (1.958)       2.831       3.575
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................     (1.192)     (1.165)      (0.557)     (1.550)       3.180       4.010
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income ....................................     (0.388)     (0.335)      (0.451)     (0.380)      (0.420)     (0.530)
Net realized gain on investments .........................         --          --       (1.102)     (0.770)      (1.770)     (1.070)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.388)     (0.335)      (1.553)     (1.150)      (2.190)     (1.600)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $12.150     $13.730      $15.230     $17.340      $20.040     $19.050
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ..........................................     (8.92%)     (7.66%)      (3.12%)     (7.85%)      18.62%      26.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................    $70,278     $90,377     $120,705    $172,002     $201,856    $127,675
Ratio of expenses to average net assets ..................      0.74%       0.73%        0.79%       0.74%        0.70%       0.67%
Ratio of net investment income to average net assets .....      1.95%       2.37%        2.54%       2.17%        2.20%       2.85%
Portfolio turnover .......................................       346%        336%         179%        107%          94%         67%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                      Balanced-8

Delaware VIP Trust-Delaware VIP Balanced Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       Delaware VIP Balanced Series Service Class
                                                              Period
                                                              Ended       Year         5/1/00(3)
                                                            6/30/02(1)    Ended          to
                                                           (Unaudited)  12/31/01(2)    12/31/00
                                                           ------------------------------------
Net asset value, beginning of period .....................    $13.720     $15.230      $15.080

Income (loss) from investment operations:
Net investment income(4) .................................      0.117       0.308        0.246
Net realized and unrealized gain (loss) on investments ...     (1.320)     (1.498)       0.024
                                                              -------     -------      -------
Total from investment operations .........................     (1.203)     (1.190)       0.270
                                                              -------     -------      -------

Less dividends and distributions from:
Net investment income ....................................     (0.367)     (0.320)      (0.120)
Net realized gain on investments .........................         --          --           --
                                                              -------     -------      -------
Total dividends and distributions ........................     (0.367)     (0.320)      (0.120)
                                                              -------     -------      -------

Net asset value, end of period ...........................    $12.150     $13.720      $15.230
                                                              =======     =======      =======

Total return(5) ..........................................     (9.07%)     (7.76%)       1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................         $4          $5           $5
Ratio of expenses to average net assets ..................      0.89%       0.88%        0.94%
Ratio of net investment income to average net assets .....      1.80%       2.22%        2.39%
Portfolio turnover .......................................       346%        336%         179%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                      Balanced-9

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $992 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002, were approximately $417. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.
                                                                     Balanced-10

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                               Dividend disbursing             Other
      Investment               transfer agent fees,          expenses
      management                   accounting                 payable
    fee payable to              and other expenses             to DMC
        DMC                       payable to DSC           and affiliates
    --------------             -------------------         --------------
       $9,026                        $2,386                    $1,173

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ....................................    $117,688,915
   Sales ........................................    $125,194,723

At June 30, 2002 the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate        Aggregate
     Cost of          unrealized       unrealized      Net unrealized
   investments       appreciation     depreciation      depreciation
   -----------       ------------     ------------     --------------
   $75,621,867        $1,611,650      $(5,896,538)      $(4,284,888)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                             Period                Year
                                              Ended                Ended
                                             6/30/02              12/31/01
                                           ----------            ----------
Ordinary income ........................   $2,464,415            $2,530,761

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,963,267 expires in 2008 and $8,028,969 expires in 2009.

                                                                     Balanced-11

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                               Period             Year
                                               Ended              Ended
                                              6/30/02            12/31/01
                                             ---------           --------
Shares sold:
   Standard Class ......................        42,690           114,048
   Service Class .......................            --                --

Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class ......................       185,424           193,920
   Service Class .......................            10                 8
                                             ---------         ---------
                                               228,124           307,976
                                             ---------         ---------
Shares repurchased:
   Standard Class ......................    (1,024,352)       (1,649,390)
   Service Class .......................            --                --
                                             ---------         ---------
                                            (1,024,352)       (1,649,390)
                                             ---------         ---------
Net decrease ...........................      (796,228)       (1,341,414)
                                             =========         =========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2002 were as follows:

           Contracts                 Notional                        Unrealized
         to Buy (Sell)            Cost (Proceeds)  Expiration Date  Gain (Loss)
         -------------            ---------------  ---------------  -----------
(16) U.S. Treasury 10 Year Notes   $(1,728,544)        9/02         $12,223
(8) U.S. Treasury 10 Year Swaps       (814,904)        9/02         (16,596)
 7 U.S. Treasury 20 Year Notes         703,406         9/02          16,063
(9) U.S. Treasury 5 Year Notes        (967,035)        9/02             238
                                                                    -------
                                                                    $11,928
                                                                    =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                                                                     Balanced-12

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2002 were as follows:

                      Market Value
                     of Securities                      Market Value
                        on Loan                        of Collateral
                     -------------                     -------------
                      $2,777,937                         $2,822,519

10. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

                                                                     Balanced-13

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                         Principal    Market
                                                         Amount       Value
AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-5.05%
Fannie Mae Whole Loan Series 98-W3 A2
   6.50% 7/25/28 .............................           $ 16,721  $   16,721
Freddie Mac Series 2303 CW
   8.50% 11/15/24 ............................            269,556     289,282
Freddie Mac Structured Pass Through
   Securities Series T-11 A6
   6.50% 9/25/18 .............................            400,000     414,721
GNMA Series 98-9 B 6.85% 12/20/25 ............            765,000     791,909
                                                                   ----------
Total Agency Collateralized Mortgage
   Obligations (cost $1,481,927) .............                      1,512,633
                                                                   ----------

AGENCY MORTGAGE-BACKED SECURITIES-11.00%
Fannie Mae
   6.00% 4/1/17 ..............................            295,300     301,668
   6.50% 12/1/16 .............................            249,421     258,852
   6.50% 7/1/31 ..............................            800,000     815,499
   7.00% 10/1/31 .............................            855,913     887,741
   7.00% 5/1/32 ..............................            194,839     202,085
   7.00% 6/1/32 ..............................             99,000     102,682
   7.50% 7/30/31 .............................            343,000     359,936
   7.50% 10/1/31 .............................             84,982      89,257
GNMA
   7.00% 7/1/32 ..............................            135,000     140,147
   7.50% 7/15/30 .............................             96,000     101,250
   12.00% 6/20/14 ............................             13,490      15,914
   12.00% 3/20/15 ............................              9,458      11,184
   12.00% 2/20/16 ............................              4,946       5,860
                                                                   ----------
Total Agency Mortgage-Backed
   Securities (cost $3,259,205) ..............                      3,292,075
                                                                   ----------

AGENCY OBLIGATIONS-9.76%
Fannie Mae 5.25% 4/15/07 .....................            590,000     612,363
Federal Home Loan Bank
   5.75% 5/15/12 .............................            715,000     735,688
Freddie Mac
   4.875% 3/15/07 ............................            810,000     828,801
   5.50% 7/15/06 .............................            710,000     745,383
                                                                   ----------
Total Agency Obligations
   (cost $2,868,094) .........................                      2,922,235
                                                                   ----------

ASSET-BACKED SECURITIES-10.80%
DVI Receivables Series 01-1 A4
   5.808% 4/11/09 ............................            500,000     520,997
Ford Credit Auto Ownership Trust
   Series 02-B A4 4.75% 8/15/06 ..............             75,000      76,995
MBNA Credit Card Master Trust
   Series 01-A1 A1 5.75% 10/15/08 ............            280,000     294,590
   Series 02-A1 4.95% 6/15/09 ................            300,000     305,651
NationsCredit Grantor Trust
   Series 97-1 A 6.75% 8/15/13 ...............            201,384     213,095
Peoplefirst.com Auto Receivable
   Owner Trust Series 00-2 A4
   6.43% 9/15/07 .............................            350,000     366,228
Residential Asset Securities
   Series 00-KS4 AI3
   7.355% 1/25/26 ............................            561,190     571,987

                                                         Principal    Market
                                                         Amount       Value
ASSET-BACKED SECURITIES (continued)
Sallie Mae Student Loan Trust
   Series 97-1 A2 2.34% 1/25/10 ..............          $ 165,000  $  165,634
   Series 97-4 A2 2.52% 10/25/10 .............            620,000     626,454
   Series 02-3 A1 1.93% 7/25/06 ..............             90,000      90,000
                                                                   ----------
Total Asset-Backed Securities
   (cost $3,161,061) .........................                      3,231,631
                                                                   ----------

COMMERCIAL MORTGAGE-BACKED SECURITIES-4.57%
Comm Series 00-C1 A1 7.206% 9/15/08 ..........            516,956     556,058
First Union National Bank
   Commercial Mortgage
   Series 99-C4 A1 7.184% 9/15/08 ............            682,909     730,038
   Series 02-C1 A2 6.141% 2/1/34 .............             80,000      82,474
                                                                   ----------
Total Commercial Mortgage-Backed
   Securities (cost $1,282,245) ..............                      1,368,570
                                                                   ----------

CORPORATE BONDS-41.91%
Automobiles & Automotive Parts-0.35%
Johnson Controls 5.00% 11/15/06 ...............           105,000     104,445
                                                                   ----------
                                                                      104,445
                                                                   ----------
Banking & Finance-14.15%
Apache Financial 7.00% 3/15/09 ................           120,000     129,350
Banco Nac Desenv 9.625% 12/12/11 ..............            35,000      24,588
Banco Santander-Chile 6.50% 11/1/05 ...........           340,000     353,632
Bank of Hawaii 6.875% 6/1/03 ..................            95,000      97,932
BB&T 6.50% 8/1/11 .............................            85,000      89,073
Boeing Capital
   5.75% 2/15/07 ..............................           150,000     155,810
   6.50% 2/15/12 ..............................           145,000     152,306
Brazil Development Fund
   9.625% 12/12/11 ............................           150,000     105,375
Citigroup
   6.00% 2/21/12 ..............................            30,000      30,176
   7.125% 10/15/04 ............................            70,000      68,905
   7.50% 11/14/03 .............................            30,000      29,846
Credit Suisse First Boston USA
   5.75% 4/15/07 ..............................           110,000     112,652
ERAC USA Finance 7.35% 6/15/08 ................           225,000     242,539
First Bank National Association
   7.30% 8/15/05 ..............................           500,000     548,869
Ford Motor Credit
   6.875% 2/1/06 ..............................           180,000     184,297
   7.25% 10/25/11 .............................           260,000     261,685
General Electric Capital
   4.25% 1/28/05 ..............................           300,000     303,449
   6.00% 6/15/12 ..............................           220,000     219,362
GMAC 6.125% 2/1/07 ............................           270,000     273,225
International Lease Financial
   5.625% 6/1/07 ..............................            95,000      96,415
Morgan Stanley Dean Witter
   6.60% 4/1/12 ...............................           150,000     153,136
Popular 6.125% 10/15/06 .......................           120,000     123,143
Regions Financial
   6.375% 5/15/12 .............................           165,000     170,144
Sprint Capital 6.875% 11/15/28 ................           155,000      97,236
XL Capital 6.50% 1/15/12 ......................           205,000     212,579
                                                                   ----------
                                                                    4,235,724
                                                                   ----------

                                                              Capital Reserves-1

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

                                                         Principal      Market
                                                         Amount         Value
CORPORATE BONDS (continued)
Building & Materials-0.88%
Valspar 6.00% 5/1/07 .............................       $100,000      $101,346
York International
   6.625% 8/15/06 ................................        155,000       161,942
                                                                       --------
                                                                        263,288
                                                                       --------
Cable, Media & Publishing-3.01%
AOL Time Warner
   5.625% 5/1/05 .................................        155,000       152,185
   6.75% 4/15/11 .................................        110,000       101,392
   7.70% 5/1/32 ..................................        150,000       133,423
Rogers Cable 7.875% 5/1/12 .......................        135,000       136,632
Scholastic 5.75% 1/15/07 .........................        145,000       146,520
The E.W. Scripps Company
   5.75% 7/15/12 .................................        120,000       119,230
Thomson Multimedia 5.75% 2/1/08 ..................        110,000       110,864
                                                                       --------
                                                                        900,246
                                                                       --------
Computers & Technology-1.06%
Hewlett-Packard 5.50% 7/1/07 .....................        100,000        99,537
Science Application 6.25% 7/1/12 .................        220,000       216,711
                                                                       --------
                                                                        316,248
                                                                       --------
Consumer Products-0.90%
Fortune Brands 7.125% 11/1/04 ....................         80,000        85,850
Maytag 6.875% 12/1/06 ............................        170,000       182,831
                                                                       --------
                                                                        268,681
                                                                       --------
Energy-1.63%
Burlington Resources 5.70% 3/1/07 ................        150,000       154,086
Occidental Petroleum 5.875% 1/15/07 ..............         90,000        93,330
Transocean Sedco Forex 6.75% 4/15/05 .............        140,000       147,932
Valero Energy 6.125% 4/15/07 .....................         75,000        77,535
Williams Companies 7.50% 1/15/31 .................         20,000        14,396
                                                                       --------
                                                                        487,279
                                                                       --------
Environmental Services-0.29%
Praxair 6.15% 4/15/03 ............................         85,000        87,325
                                                                       --------
                                                                         87,325
                                                                       --------
Food, Beverage & Tobacco-2.58%
Kroger 8.15% 7/15/06 .............................         85,000        94,130
RJ Reynolds Tobacco 7.25% 6/1/12 .................        300,000       307,729
Tyson Foods
   6.625% 10/4/04 ................................        160,000       166,891
   8.25% 10/1/11 .................................        110,000       121,557
UST 8.80% 3/15/05 ................................         75,000        82,803
                                                                       --------
                                                                        773,110
                                                                       --------
Leisure, Lodging & Entertainment-0.26%
Wendys 6.20% 6/15/14 .............................         75,000        76,360
                                                                       --------
                                                                         76,360
                                                                       --------
Metals & Mining-1.40%
Alcoa 6.50% 6/1/11 ...............................        150,000       159,198
Falconbridge 7.35% 6/5/12 ........................        115,000       118,540
Newmont Mining 8.625% 5/15/11 ....................        125,000       140,831
                                                                       --------
                                                                        418,569
                                                                       --------
Paper & Forest Products-0.82%
Sappi Fine Paper North American
   6.75% 6/15/12 .................................        135,000       136,994
Weyerhaeuser 5.50% 3/15/05 .......................        105,000       107,944
                                                                       --------
                                                                        244,938
                                                                       --------
Real Estate-1.75%
Highwoods Realty 8.00% 12/1/03 ...................         90,000        93,934
Simon Property Group 6.375% 11/15/07 .............        420,000       431,404
                                                                       --------
                                                                        525,338
                                                                       --------

                                                         Principal      Market
                                                         Amount         Value

CORPORATE BONDS (continued)
Retail-0.48%
Lowes Companies 7.50% 12/15/05 ..................       $ 130,000    $  142,229
                                                                     ----------
                                                                        142,229
                                                                     ----------
Telecommunications-5.03%
AT&T
   6.50% 11/15/06 ...............................         230,000       202,620
   6.50% 3/15/29 ................................         350,000       242,229
AT&T Wireless
   6.875% 4/18/05 ...............................          55,000        48,986
   8.125% 5/1/12 ................................          55,000        44,933
Citizens Communications
   6.375% 8/15/04 ...............................         150,000       143,564
France Telecom 8.25% 3/1/11 .....................         325,000       297,264
Intelsat 7.625% 4/15/12 .........................         195,000       203,008
Singtel 6.375% 12/1/11 ..........................          90,000        89,962
Sprint Capital 6.00% 1/15/07 ....................         115,000        89,683
Verizon Wireless 5.375% 12/15/06 ................         155,000       144,775
                                                                     ----------
                                                                      1,507,024
                                                                     ----------
Utilities-7.32%
Consumers Energy 6.00% 3/15/05 ..................          75,000        68,516
Detroit Edison 5.05% 10/1/05 ....................          45,000        45,758
El Paso 7.00% 5/15/11 ...........................         115,000       110,271
FirstEnergy 6.45% 11/15/11 ......................         115,000       111,885
Florida Power 8.00% 12/1/22 .....................         150,000       156,231
Kerr-McGee 5.875% 9/15/06 .......................          45,000        46,342
Marathon Oil
   5.375% 6/1/07 ................................         100,000       100,594
   9.375% 2/15/12 ...............................         535,000       652,032
Nabors Industries 6.80% 4/15/04 .................          80,000        83,922
Nexen 7.875% 3/15/32 ............................          60,000        61,279
North Border Pipeline 6.25% 5/1/07 ..............          95,000        97,188
PG&E National Energy Group
   10.375% 5/16/11 ..............................         130,000       132,830
Sempra Energy 6.80% 7/1/04 ......................          70,000        72,902
Transcontinental Gas Pipeline
   8.875% 7/15/12 ...............................         290,000       282,968
Union Oil Of California
   6.375% 2/1/04 ................................          85,000        88,253
Western Atlas 7.875% 6/15/04 ....................          75,000        80,740
                                                                     ----------
                                                                      2,191,711
                                                                     ----------
Total Corporate Bonds
   (cost $12,556,994)                                                12,542,515
                                                                     ----------

U.S. TREASURY OBLIGATIONS-15.35%
U.S. Treasury Bond 5.375% 2/15/31 ...............          30,000        29,386
U.S. Treasury Inflation Index Notes
   3.375% 4/15/32 ...............................         120,878       127,772
   3.625% 1/15/08 ...............................         211,341       221,314
U.S. Treasury Notes
   3.00% 2/29/04 ................................          90,000        90,552
   3.375% 4/30/04 ...............................       3,030,000     3,062,918
  +4.25% 3/31/03 ................................         450,000       458,136
   4.375% 5/15/07 ...............................          20,000        20,281
   4.875% 2/15/12 ...............................         485,000       486,971
   7.25% 8/15/04 ................................          90,000        97,917
                                                                     ----------
Total U.S. Treasury Obligations
   (cost $4,562,245)                                                  4,595,247
                                                                     ----------

                                                              Capital Reserves-2

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

                                                         Principal    Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-6.19%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $480,000 U.S. Treasury Notes 6.00%
   due 9/30/02, market value $492,513
   and $184,000 U.S. Treasury Notes
   5.375% due 6/30/03,
   market value $194,900). .........................     $673,000  $  673,000
With J.P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $521,000 U.S. Treasury Bills due 9/19/02,
   market value $518,936). .........................      508,000     508,000


                                                         Principal    Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by $240,000
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $254,692 and $240,000
   U.S. Treasury Notes 5.875% due 2/15/04,
   market value $257,997 and $155,000
   U.S. Treasury Notes 6.625% due 5/15/07,
   market value $174,000) ..........................     $673,000  $  673,000
                                                                   ----------
Total Repurchase Agreements
   (cost $1,854,000) ...............................                1,854,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-104.63% (COST $31,025,771) ..............................................   31,318,906

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.63%) ..................................................   (1,384,747)
                                                                                                            -----------

NET ASSETS APPLICABLE TO 3,079,186 SHARES OUTSTANDING-100.00% ............................................  $29,934,159
                                                                                                            ===========

NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVE SERIES STANDARD CLASS ($29,928,213 / 3,078,574 SHARES) ......        $9.72
                                                                                                                  =====

NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVE SERIES SERVICE CLASS ($5,946 / 612 SHARES) ..................        $9.72
                                                                                                                  =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ...........................................  $32,002,955
Accumulated net investment loss ..........................................................................      (50,364)
Accumulated net realized loss on investments .............................................................   (2,440,141)
Net unrealized appreciation of investments ...............................................................      421,709
                                                                                                            -----------
Total net assets .........................................................................................  $29,934,159
                                                                                                            ===========

----------
+ Fully or partially pledged as collateral for financial futures contracts. GNMA-Ginnie Mae

                             See accompanying notes




                                                              Capital Reserves-3

Delaware VIP Trust-
Delaware VIP Capital Reserves Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)


INVESTMENT INCOME:
Interest ............................................    $788,911
                                                         --------

EXPENSES:
Management fees .....................................      75,211
Accounting and administration expenses ..............       4,648
Custodian fees ......................................       1,737
Professional fees ...................................       1,610
Dividend disbursing and transfer agent
   fees and expenses ................................       1,007
Trustees' fees ......................................         531
Registration fees ...................................         264
Reports and statements to shareholders ..............         100
Distribution expense-Service Class ..................           4
Other ...............................................          52
                                                         --------
                                                           85,164
Less expenses paid indirectly .......................        (707)
                                                         --------
Total expenses ......................................      84,457
                                                         --------

NET INVESTMENT INCOME ...............................     704,454
                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ....................     (83,738)
Net realized loss on futures ........................    (104,014)
                                                         --------
Net realized loss ...................................    (187,752)
Net change in unrealized appreciation /
   depreciation of investments ......................     139,286
                                                         --------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ...................................     (48,466)
                                                         --------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................    $655,988
                                                         ========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Capital Reserves Series
Statements of Changes in Net Assets

                                                     Period           Year
                                                  Ended 6/30/02       Ended
                                                   (Unaudited)       12/31/01
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..........................   $   704,454     $ 1,560,369
Net realized gain (loss) on investments ........      (187,752)        907,229
Net change in unrealized appreciation /
   depreciation of investments .................       139,286        (238,644)
                                                   -----------     -----------
Net increase in net assets
   resulting from operations ...................       655,988       2,228,954
                                                   -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................      (758,708)     (1,618,772)
   Service Class ...............................          (143)           (312)
                                                   -----------     -----------
                                                      (758,851)     (1,619,084)
                                                   -----------     -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................     2,988,186       9,710,130
   Service Class ...............................             -               -
Net asset value of shares issued upon
   reinvestment of dividends
   and distributions:
   Standard Class ..............................       758,774       1,628,929
   Service Class ...............................           143             313
                                                   -----------     -----------
                                                     3,747,103      11,339,372
                                                   -----------     -----------
Cost of shares repurchased:
   Standard Class ..............................    (4,711,647)     (8,766,356)
   Service Class ...............................             -               -
                                                   -----------     -----------
                                                    (4,711,647)     (8,766,356)
                                                   -----------     -----------
Increase (decrease) in net assets derived
   from capital share transactions .............      (964,544)      2,573,016
                                                   -----------     -----------

NET INCREASE (DECREASE) IN
   NET ASSETS ..................................    (1,067,407)      3,182,886

NET ASSETS:
   Beginning of period .........................    31,001,566      27,818,680
                                                   -----------     -----------
   End of period ...............................   $29,934,159     $31,001,566
                                                   ===========     ===========

                             See accompanying notes

                                                              Capital Reserves-4

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Delaware VIP Capital Reserves Series Standard Class
                                                                Period
                                                                Ended
                                                              6/30/02(1)                   Year Ended December 31,
                                                             (Unaudited)   2001(2)       2000        1999        1998         1997
                                                             ----------------------------------------------------------------------
Net asset value, beginning of period ........................  $9.750      $9.530       $9.360      $9.880       $9.790      $9.690

Income (loss) from investment operations:
Net investment income .......................................   0.225       0.533        0.590       0.546        0.556       0.613
Net realized and unrealized gain (loss) on investments ......  (0.012)      0.239        0.170      (0.520)       0.090       0.100
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations ............................   0.213       0.772        0.760       0.026        0.646       0.713
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income .......................................  (0.243)     (0.552)      (0.590)     (0.546)      (0.556)     (0.613)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions ...........................  (0.243)     (0.552)      (0.590)     (0.546)      (0.556)     (0.613)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period ..............................  $9.720      $9.750       $9.530      $9.360       $9.880      $9.790
                                                               ======      ======       ======      ======       ======      ======

Total return(3) .............................................   2.21%       8.27%        8.46%       0.28%        6.78%       7.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................... $29,928     $30,996      $27,813     $36,701      $41,711     $29,177
Ratio of expenses to average net assets .....................   0.56%       0.58%        0.63%       0.79%        0.79%       0.75%
Ratio of net investment income to average net assets ........   4.68%       5.46%        6.34%       5.68%        5.62%       6.31%
Portfolio turnover ..........................................    494%        290%         177%        129%         166%        120%

(1)  Ratios have been annualized and total return has not been annualized.

(2)  As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of
     0.20%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                       See accompanying notes

                                                                                                                  Capital Reserves-5

Delaware VIP Trust-Delaware VIP Capital Reserves Series

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    Delaware VIP Capital Reserves Series Service Class
                                                                      Period
                                                                       Ended                Year            5/1/00(3)
                                                                     6/30/02(1)             Ended               to
                                                                    (Unaudited)          12/31/01(2)         12/31/00
                                                                    --------------------------------------------------
Net asset value, beginning of period .............................    $9.760               $9.530             $9.210

Income (loss) from investment operations:
Net investment income ............................................     0.219                0.519              0.389
Net realized and unrealized gain (loss) on investments ...........    (0.022)               0.249              0.320
                                                                      ------               ------             ------
Total from investment operations .................................     0.197                0.768              0.709
                                                                      ------               ------             ------

Less dividends and distributions from:
Net investment income ............................................    (0.237)              (0.538)            (0.389)
                                                                      ------               ------             ------
Total dividends and distributions ................................    (0.237)              (0.538)            (0.389)
                                                                      ------               ------             ------

Net asset value, end of period ...................................    $9.720               $9.760             $9.530
                                                                      ======               ======             ======

Total return(4) ..................................................     2.04%                8.23%              7.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..........................        $6                   $6                 $5
Ratio of expenses to average net assets ..........................     0.71%                0.73%              0.73%
Ratio of net investment income to average net assets .............     4.53%                5.31%              6.25%
Portfolio turnover ...............................................      494%                 290%               177%

(1)  Ratios have been annualized and total return has not been annualized.

(2)  As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data for periods prior to
     January 1, 2001 have not been restated to reflect this change in accounting.

(3)  Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                               See accompanying notes

                                                                                                   Capital Reserves-6

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $361 for the period ended June 30, 2002. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002, were approximately $346. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

                                                              Capital Reserves-7

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                             Dividend disbursing             Other
        Investment           transfer agent fees,          expenses
        management                accounting                payable
      fee payable to         and other expenses              to DMC
           DMC                 payable to DSC            and affiliates
      --------------         --------------------        --------------
         $12,225                    $1,208                    $476

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments

For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ...............     $44,911,555
Sales ...................     $42,832,082

At June 30, 2002 the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002 the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        Aggregate          Aggregate
     Cost of            unrealized         unrealized        Net unrealized
   investments         appreciation       depreciation        appreciation
   -----------         ------------       ------------        ------------
   $30,993,717            $582,622         $(257,433)            $325,189

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                     Period          Year
                                     Ended           Ended
                                     6/30/02        12/31/01
                                    --------       ----------
Ordinary income ..................  $758,851       $1,619,084

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,101 expires in 2002, $292,208 expires in 2004, $543,334 expires in 2007 and $1,352,423 expires in 2008.

                                                              Capital Reserves-8

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                          Period         Year
                                                           Ended        Ended
                                                          6/30/02      12/31/01
                                                         --------      --------
Shares sold:
   Standard Class ...................................     307,125       997,540
   Service Class ....................................           -             -

Shares issued upon reinvestment of dividends
 and distributions:
   Standard Class ...................................      78,002       167,606
   Service Class ....................................          15            32
                                                         --------     ---------
                                                          385,142     1,165,178
                                                         --------     ---------
Shares repurchased:
   Standard Class ...................................    (484,852)     (905,558)
   Service Class ....................................           -            -
                                                         --------     ---------
                                                         (484,852)     (905,558)
                                                         --------     ---------
Net increase (decrease) .............................     (99,710)      259,620
                                                         ========     =========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2002 were as follows:

             Contracts                           Notional                            Unrealized
           to Buy (Sell)                      Cost (Proceeds)   Expiration Date      Gain (Loss)
           -------------                      ---------------   ---------------      -----------
   (15) U.S. Treasury 10 Year Notes            $(1,608,426)          9/02               $(104)
   (7) U.S. Treasury 10 Year Swap                 (713,219)          9/02             (16,626)
   12 U.S. Treasury 20 Year Notes                1,205,839           9/02              31,917
   (15) U.S. Treasury 5 Year Notes              (1,609,069)          9/02              (2,619)
                                                                                      -------
                                                                                      $12,568
                                                                                      =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                                                              Capital Reserves-9

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

8. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                             Capital Reserves-10

Delaware VIP Trust-Delaware VIP Cash Reserves Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                       Principal      Market
                                                       Amount         Value
COMMERCIAL PAPER-75.76%
Financial Services-58.34%
Amstel Funding
   1.84% 10/7/02 ..................................    $1,000,000    $  994,991
   2.06% 8/8/02 ...................................       500,000       498,913
Aquinas Funding 1.82% 8/13/02 .....................     1,000,000       997,814
Barton Capital 1.81% 7/9/02 .......................     1,060,000     1,059,574
Corporate Asset Funding 1.78% 8/6/02 ..............     1,000,000       998,220
Danske 1.89% 8/5/02 ...............................       500,000       499,081
Fountain Square 1.80% 7/24/02 .....................     1,174,000     1,172,650
Giro Balanced 1.81% 7/25/02 .......................     1,510,000     1,508,178
Gramercy Capital 2.02% 7/1/02 .....................     1,500,000     1,500,000
Home Depot Funding 2.00% 11/18/02 .................     1,000,000       992,222
ING America Insurance 1.90% 7/29/02 ...............     1,000,000       998,522
International Lease Finance 2.02% 8/7/02 ..........     1,000,000       997,924
National Rural
   1.82% 8/12/02 ..................................     1,000,000       997,877
   1.84% 7/8/02 ...................................       500,000       499,820
Steamboat Funding 1.80% 7/24/02 ...................     1,000,000       998,850
Stellar Funding 2.00% 7/1/02 ......................     1,500,000     1,500,000
Surrey Funding 1.83% 7/22/02 ......................     1,000,000       998,933
Swiss Reinsurance Financial 1.85% 8/22/02 .........     1,400,000     1,396,259
UBS Finance 2.00% 7/1/02 ..........................     1,670,000     1,670,000
WAL-MART Funding 1.79% 7/26/02 ....................     1,400,000     1,398,260
                                                                    -----------
                                                                     21,678,088
                                                                    -----------
Industrial-2.67%
Washington Post Company 1.93% 10/28/02 ............     1,000,000       993,620
                                                                    -----------
                                                                        993,620
                                                                    -----------
Mortgage Bankers & Brokers-8.05%
Bear Stearns 1.80% 9/9/02 .........................     1,000,000       996,500
J.P. Morgan Chase 1.92% 7/29/02 ...................     1,000,000       998,507
Marsh & Mclennan 1.80% 10/15/02 ...................     1,000,000       994,700
                                                                    -----------
                                                                      2,989,707
                                                                    -----------
Other-6.70%
Republic of Iceland 1.80% 9/4/02 ..................     1,000,000       996,750
Swedish National Finance
   1.80% 9/23/02 ..................................       500,000       497,900
   1.85% 9/10/02 ..................................     1,000,000       996,351
                                                                    -----------
                                                                      2,491,001
                                                                    -----------
Total Commercial Paper
   (cost $28,152,416)                                                28,152,416
                                                                    -----------

                                                       Principal      Market
                                                       Amount         Value
 DOMESTIC CERTIFICATES OF DEPOSIT-5.38%
 Harris Trust & Savings 2.56% 10/4/02 .............    $1,000,000   $   999,974
 Mercantile Safe Deposit & Trust
   2.05% 11/14/02 .................................     1,000,000     1,000,000
                                                                    -----------
 Total Domestic Certificates of Deposit
   (cost $1,999,974)                                                  1,999,974
                                                                    -----------

*FLOATING RATE NOTES-8.07%
 National City Bank 1.86% 1/21/03 .................     1,000,000     1,000,000
 Household Financial 2.24% 6/10/03 ................     1,000,000     1,000,000
 Morgan Stanley Dean Witter
   1.91% 11/27/02 .................................     1,000,000     1,000,000
                                                                    -----------
 Total Floating Rate Notes
   (cost $3,000,000)                                                  3,000,000
                                                                    -----------

 YANKEE CERTIFICATES OF DEPOSIT-10.77%
 Abbey National Treasury 2.02% 7/22/02 ............     1,000,000     1,000,000
 Barclays Bank NY 1.80% 10/18/02 ..................     1,000,000     1,000,000
 Canadian Imperial Bank of Commerce
   1.85% 7/31/02 ..................................     1,000,000       999,811
 Societe Generale NY 2.08% 12/20/02 ...............     1,000,000     1,000,516
                                                                    -----------
 Total Yankee Certificates of Deposit
   (cost $4,000,327) ..............................                   4,000,327
                                                                    -----------

 REPURCHASE AGREEMENTS-0.01%
 With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by $1,000
   U.S. Treasury Notes 6.00% due 9/30/02,
   market value $797 and $300 U.S.
   Treasury Notes 5.375% due 6/30/03,
   market value $315) .............................         1,089         1,089
 With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by $1,000
   U.S. Treasury Bills due 9/19/02,
   market Value $840) .............................           823           823
 With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by $400
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $412 and $400 U.S.
   Treasury Notes 5.875% due 2/15/04,
   market value $417 and $300 U.S.
   Treasury Notes 6.625% due 5/15/07,
   market value $281) .............................         1,088         1,088
                                                                    -----------
 Total Repurchase Agreements
   (cost $3,000) ..................................                       3,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES-99.99% (cost $37,155,717)** .........................................     37,155,717

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.01% ................................................          2,158
                                                                                                          -----------
NET ASSETS APPLICABLE TO 3,715,787 SHARES OUTSTANDING-100.00% ........................................    $37,157,875
                                                                                                          ===========
NET ASSET VALUE-DELAWARE VIP CASH RESERVES SERIES STANDARD CLASS ($37,152,450 / 3,715,245 SHARES) ....         $10.00
                                                                                                               ======
NET ASSET VALUE-DELAWARE VIP CASH RESERVES SERIES SERVICE CLASS ($5,425 / 542.4 SHARES) ..............         $10.00
                                                                                                               ======
----------
 * Floating Rate Notes - The interest rate shown is the rate as of June 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

** Also the cost for federal income tax purposes.

                             See accompanying notes

                                                                  Cash Reserve-1

Delaware VIP Trust-
Delaware VIP Cash Reserve Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Interest .............................................   $381,927
                                                         --------

EXPENSES:
Management fees ......................................     85,605
Accounting and administration expenses ...............     10,000
Custodian fees .......................................      6,500
Professional fees ....................................      4,100
Reports and statements to shareholders ...............      4,000
Dividend disbursing and transfer agent
   fees and expenses .................................      2,390
Registration fees ....................................      2,250
Trustees' fees .......................................      1,000
Taxes (other than taxes on income) ...................        510
Distribution expense-Service Class ...................          3
Other ................................................      6,094
                                                         --------
                                                          122,452
Less expenses paid indirectly ........................       (457)
                                                         --------
Total expenses .......................................    121,995
                                                         --------

NET INVESTMENT INCOME ................................    259,932
                                                         --------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................   $259,932
                                                         ========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

                                                     Period           Year
                                                  Ended 6/30/02       Ended
                                                   (Unaudited)       12/31/01
                                                   -----------     -----------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................       $259,932    $ 1,799,278
                                                     -----------    -----------
Net increase in net assets resulting
   from operations ..............................        259,932      1,799,278
                                                     -----------    -----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................       (259,900)    (1,799,083)
   Service Class ................................            (32)          (195)
                                                     -----------    -----------
                                                        (259,932)    (1,799,278)
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      9,881,672    275,671,203
   Service Class ................................              -              -
Net asset value of shares issued
   upon reinvestment of dividends
   and distributions:
   Standard Class ...............................        266,049      1,849,338
   Service Class ................................             33            200
                                                     -----------    -----------
                                                      10,147,754    277,520,741
                                                     -----------    -----------
Cost of shares repurchased:
   Standard Class ...............................    (16,415,482)  (283,361,064)
   Service Class                                               -              -
                                                     -----------    -----------
                                                     (16,415,482)  (283,361,064)
                                                     -----------    -----------
Decrease in net assets derived from
   capital share transactions ...................     (6,267,728)    (5,840,323)
                                                     -----------    -----------

NET DECREASE IN NET ASSETS ......................     (6,267,728)    (5,840,323)

NET ASSETS:
Beginning of period .............................     43,425,603     49,265,926
                                                     -----------    -----------
End of period ...................................    $37,157,875    $43,425,603
                                                     ===========    ===========

                             See accompanying notes

                                                                  Cash Reserve-2

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Delaware VIP Capital Reserves Series Standard Class
                                                                Period
                                                                Ended
                                                              6/30/02(1)                   Year Ended December 31,
                                                             (Unaudited)    2001         2000        1999        1998         1997
                                                             ----------------------------------------------------------------------
Net asset value, beginning of period ......................   $10.000     $10.000      $10.000     $10.000      $10.000     $10.000

Income from investment operations:
Net investment income .....................................     0.067       0.383        0.585       0.471        0.497       0.497
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................     0.067       0.383        0.585       0.471        0.497       0.497
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income .....................................    (0.067)     (0.383)      (0.585)     (0.471)      (0.497)     (0.497)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................    (0.067)     (0.383)      (0.585)     (0.471)      (0.497)     (0.497)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $10.000     $10.000      $10.000     $10.000      $10.000     $10.000
                                                              =======     =======      =======     =======      =======     =======

Total return(2) ...........................................     0.68%       3.90%        6.01%       4.81%        5.08%       5.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $37,153     $43,421      $49,261     $57,421      $42,893     $30,711
Ratio of expenses to average net assets ...................     0.64%       0.60%        0.63%       0.56%        0.59%       0.64%
Ratio of net investment income to average net assets ......     1.37%       3.78%        5.84%       4.72%        4.96%       4.98%

(1)  Ratios have been annualized and total return has not been annualized.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                  Cash Reserve-3

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows::

                                                                     Delaware VIP Cash Reserve Series Service Class
                                                                      Period
                                                                       Ended                Year            5/1/00(2)
                                                                     6/30/02(1)             Ended               to
                                                                    (Unaudited)            12/31/01          12/31/00
                                                                    --------------------------------------------------
Net asset value, beginning of period ..........................        $10.000              $10.000          $10.000

Income from investment operations:
Net investment income .........................................          0.061                0.369            0.394
                                                                       -------              -------          -------
Total from investment operations ..............................          0.061                0.369            0.394
                                                                       -------              -------          -------

Less dividends and distributions from:
Net investment income .........................................         (0.061)              (0.369)          (0.394)
                                                                       -------              -------          -------
Total dividends and distributions .............................         (0.061)              (0.369)          (0.394)
                                                                       -------              -------          -------

Net asset value, end of period ................................        $10.000              $10.000          $10.000
                                                                       =======              =======          =======

Total return(3) ...............................................          0.61%                3.75%            4.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .......................             $5                   $5               $5
Ratio of expenses to average net assets .......................          0.79%                0.75%            0.79%
Ratio of net investment income to average net assets ..........          1.22%                3.63%            5.90%

--------------
(1)  Ratios have been annualized and total return has not been annualized.

(2)  Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                  Cash Reserve-4

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $10 per share.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on all debt securties are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $457 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2002. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

                                                                  Cash Reserve-5

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                             Dividend disbursing,              Other
      Investment             transfer agent fees,            expenses
      management                 accounting                   payable
    fee payable to           and other expenses                to DMC
        DMC                    payable to DSC              and affiliates
    --------------           --------------------          --------------
      $13,384                      $1,682                        $625

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Capital Shares

Transactions in capital shares were as follows:

                                                                             Period           Year
                                                                              Ended           Ended
                                                                             6/30/02         12/31/01
                                                                           ----------      -----------
Shares sold:
   Standard Class .......................................................     988,167       27,567,120
   Service Class ........................................................           -                -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class .......................................................      26,605          184,934
   Service Class ........................................................           3               20
                                                                           ----------      -----------
                                                                            1,014,775       27,752,074
                                                                           ----------      -----------
Shares repurchased:
   Standard Class .......................................................  (1,641,548)     (28,336,106)
   Service Class ........................................................           -                -
                                                                           ----------      -----------
                                                                           (1,641,548)     (28,336,106)
                                                                           ----------      -----------
Net decrease ............................................................    (626,773)        (584,032)
                                                                           ==========      ===========

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                              Period                  Year
                                              Ended                   Ended
                                             6/30/02                12/31/01
                                             --------              ----------
Ordinary income ..........................   $259,932              $1,799,278

5. Credit and Market Risk

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Series.

                                                                  Cash Reserve-6

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                        Number of      Market
                                                           Shares       Value
   COMMON STOCK-12.45%
   Consumer Products-2.43%
   Kimberly-Clark ..................................        3,800   $ 235,600
                                                                    ---------
                                                                      235,600
                                                                    ---------
   Energy-2.50%
   Exxon Mobil .....................................        5,944     243,228
                                                                    ---------
                                                                      243,228
                                                                    ---------
   Insurance-2.60%
   Allstate ........................................        6,831     252,610
                                                                    ---------
                                                                      252,610
                                                                    ---------
   Real Estate-4.92%
   Camden Property Trust ...........................        7,300     270,320
   Capital Automotive ..............................        8,700     207,600
                                                                    ---------
                                                                      477,920
                                                                    ---------
   Total Common Stock
     (cost $903,178) ...............................                1,209,358
                                                                    ---------
                                                        Principal
                                                           Amount
   CONVERTIBLE BONDS-40.79%
   Automobiles & Automotive Parts-3.11%
   Tower Automotive
     5.00% 8/1/04 ..................................     $210,000     201,075
     144A 5.00% 8/1/04 .............................      105,000     100,538
                                                                    ---------
                                                                      301,613
                                                                    ---------
   Banking, Finance & Insurance-2.83%
   Verizon Global Funding 5.75% 4/1/03 .............      271,000     274,794
                                                                    ---------
                                                                      274,794
                                                                    ---------
   Cable, Media & Publishing-4.44%
   Clear Channel Communications
     1.50% 12/1/02 .................................      300,000     293,625
  *Jacor Communications 4.62% 2/9/18 ...............      300,000     137,250
                                                                    ---------
                                                                      430,875
                                                                    ---------
   Computers & Technology-10.37%
   Amazon.com 144A 4.75% 2/1/09 ....................      155,000     101,913
   Mercury Interactive 144A 4.75% 7/1/07 ...........      175,000     140,875
   NDC Health 5.00% 11/1/03 ........................      200,000     200,249
   Network Associates
     4.167% 2/13/18 ................................      220,000     104,500
    *144A 4.627% 2/13/18 ...........................      300,000     142,500
   Rational Software 144A 5.00% 2/1/07 .............      175,000     143,719
   Siebel Systems 5.50% 9/15/06 ....................      175,000     172,375
                                                                    ---------
                                                                    1,006,131
                                                                    ---------
   Electronics & Electrical Equipment-2.11%
   Agilent Technology 144A 3.00% 12/1/21 ...........      200,000     205,250
                                                                    ---------
                                                                      205,250
                                                                    ---------
   Energy-2.21%
   Devon Energy 4.95% 8/15/08 ......................      215,000     215,000
                                                                    ---------
                                                                      215,000
                                                                    ---------
   Food, Beverage & Tobacco-1.73%
  *Whole Foods Market 144A
     4.958% 3/2/18 .................................      300,000     168,000
                                                                    ---------
                                                                      168,000
                                                                    ---------
   Industrial Machinery-3.87%
   Kadant 4.50% 7/15/04 ............................      140,000     137,200
   MascoTech 4.50% 12/15/03 ........................      250,000     238,750
                                                                    ---------
                                                                      375,950
                                                                    ---------

                                                        Principal      Market
                                                           Amount       Value
   CONVERTIBLE BONDS (continued)
   Leisure, Lodging & Entertainment-2.67%
   Hilton Hotels 5.00% 5/15/06 .....................     $275,000    $259,531
                                                                    ---------
                                                                      259,531
                                                                    ---------
   Retail-2.77%
   Gap
     5.75% 3/15/09 .................................      160,000     183,000
     144A 5.75% 3/15/09 ............................       75,000      85,781
                                                                    ---------
                                                                      268,781
                                                                    ---------
   Telecommunications-1.50%
   Nortel Networks 144A 4.25% 9/1/08 ...............      318,000     145,883
                                                                    ---------
                                                                      145,883
                                                                    ---------
   Transportation & Shipping-3.18%
   Continental Airlines 4.50% 2/1/07 ...............      415,000     309,175
                                                                    ---------
                                                                      309,175
                                                                    ---------
   Total Convertible Bonds
     (cost $4,227,139) .............................                3,960,983
                                                                    ---------

                                                        Number of
                                                           Shares
   CONVERTIBLE PREFERRED STOCK-43.84%
   Aerospace & Defense-3.35%
   Northrop Grumman 7.25% ..........................        2,450     325,507
                                                                    ---------
                                                                      325,507
                                                                    ---------
   Banking, Finance & Insurance-13.75%
   ACE 8.25% .......................................        3,200     206,112
   Equity Securities Trust 6.50% ...................        8,000     117,600
   National Australia Bank Units 7.875% ............        9,100     318,045
   Sovereign Capital Trust II 7.50% ................        5,000     410,000
   Travelers Property 4.50% ........................       12,000     283,800
                                                                    ---------
                                                                    1,335,557
                                                                    ---------
   Buildings & Materials-2.87%
   Georgia-Pacific PEPS 7.50% ......................       10,500     278,670
                                                                    ---------
                                                                      278,670
                                                                    ---------
   Cable, Media & Publishing-2.43%
   Cox Communications PRIDES 7.00% .................        5,800     236,408
                                                                    ---------
                                                                      236,408
                                                                    ---------
   Paper & Forest Products-2.55%
   International Paper Capital 5.25% ...............        5,100     247,350
                                                                    ---------
                                                                      247,350
                                                                    ---------
   Real Estate-8.87%
   Equity Residential Properties 7.25% .............       13,200     330,660
   General Growth Properties 7.25% .................        7,400     236,060
   Reckson Associates Realty 7.625% ................       12,300     294,585
                                                                    ---------
                                                                      861,305
                                                                    ---------
   Telecommunications-2.85%
   Alltel 7.75% ....................................        5,700     276,543
                                                                    ---------
                                                                      276,543
                                                                    ---------
   Transportation-4.38%
   Union Pacific Capital Trust TIDES
     6.25% .........................................        5,100     267,750
     144A 6.25% ....................................        3,000     157,500
                                                                    ---------
                                                                      425,250
                                                                    ---------
   Utilities-2.79%
   TXU PRIDES 8.75% ................................        5,000     271,000
                                                                    ---------
                                                                      271,000
                                                                    ---------
   Total Convertible Preferred Stock
     (cost $4,254,599) .............................                4,257,590
                                                                    ---------

                                                        Convertible Securities-1

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                           Amount       Value
REPURCHASE AGREEMENTS-7.56%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $190,000 U.S. Treasury Notes 6.00%
   due 9/30/02, market value $194,986
   and $73,000 U.S. Treasury Notes 5.375%
   due 6/30/03, market value $77,161). .............     $266,300    $266,300
With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $206,000 U.S. Treasury Bills due
   9/19/02, market value $205,447) .................      201,400     201,400
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by
   $95,000 U.S. Treasury Notes 5.375% due
   6/30/03, market value $100,833 and
   $95,000 U.S. Treasury Notes 5.875% due
   2/15/04, market value $102,141 and
   $61,000 U.S. Treasury Notes 6.625%
   due 5/15/07, market value $68,713) ..............      266,300     266,300
                                                                    ---------
Total Repurchase Agreements
   (cost $734,000) .................................                  734,000
                                                                    ---------

TOTAL MARKET VALUE OF SECURITIES-104.64% (cost $10,118,916).................................................       10,161,931

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.64%).....................................................         (450,326)
                                                                                                                   ----------

NET ASSETS APPLICABLE TO 899,267 SHARES OUTSTANDING-100.00%.................................................       $9,711,605
                                                                                                                   ==========
NET ASSET VALUE-DELAWARE VIP CONVERTIBLE SECURITIES SERIES STANDARD CLASS ($9,706,408 / 898,786 SHARES).....           $10.80
                                                                                                                       ======
NET ASSET VALUE-DELAWARE VIP CONVERTIBLE SECURITIES SERIES SERVICE CLASS ($5,197 / 480.8 SHARES)............           $10.81
                                                                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par)..............................................       $9,930,831
Undistributed net investment income.........................................................................          218,439
Accumulated net realized loss on investments................................................................         (480,680)
Net unrealized appreciation of investments..................................................................           43,015
                                                                                                                   ----------
Total net assets............................................................................................       $9,711,605
                                                                                                                   ==========

-------------------------
*Zero Coupon Bond. The interest rate shown is the yield at time of purchase.

   PEPS-Partial Equity Linked Securities
   PRIDES-Preferred Redeemable Increased Dividend Equity Securities TIDES-Term Income Deferred Equity Securities

                             See accompanying notes

                                                        Convertible Securities-2

Delaware VIP Trust-
Delaware VIP Convertible Securities Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)


INVESTMENT INCOME:
Dividends ..........................................     $146,480
Interest ...........................................      113,519
                                                         --------
                                                          259,999
                                                         --------
EXPENSES:
Management fees ....................................       36,462
Accounting and administration expenses .............        1,113
Custodian fees .....................................          855
Professional fees ..................................          730
Dividend disbursing and transfer agent
   fees and expenses ...............................          484
Trustees' fees .....................................          330
Reports and statements to shareholders .............          267
Registration fees ..................................          133
Taxes (other than on income) .......................           16
Distribution expense-Service Class .................            4
Other ..............................................          166
                                                         --------
                                                           40,560
Less expenses paid indirectly ......................         (133)
                                                         --------
Total expenses .....................................       40,427
                                                         --------

NET INVESTMENT INCOME ..............................      219,572
                                                         --------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ...................     (149,866)
Net change in unrealized appreciation /
   depreciation of investments .....................     (165,890)
                                                         --------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..................................     (315,756)
                                                         --------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................     $(96,184)
                                                         ========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Convertible Securities Series
Statements of Changes in Net Assets

                                                         Period
                                                         Ended           Year
                                                         6/30/02        Ended
                                                       (Unaudited)     12/31/01
                                                       -----------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..............................    $ 219,572      $488,371
Net realized loss on investments ...................     (149,866)     (123,492)
Net change in unrealized appreciation /
   depreciation of investments .....................     (165,890)      130,748
                                                       ----------   -----------
Net increase (decrease) in net assets
   resulting from operations .......................      (96,184)      495,627
                                                       ----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..................................     (476,653)     (501,867)
   Service Class ...................................         (252)         (248)
                                                       ----------   -----------
                                                         (476,905)     (502,115)
                                                       ----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................      908,320       809,413
   Service Class ...................................            -             -
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ..................................      476,653       501,867
   Service Class ...................................          252           248
                                                       ----------   -----------
                                                        1,385,225     1,311,528
                                                       ----------   -----------
Cost of shares repurchased:
   Standard Class ..................................     (663,049)   (1,993,920)
   Service Class ...................................            -             -
                                                       ----------   -----------
                                                         (663,049)   (1,993,920)
                                                       ----------   -----------
Increase (decrease) in net assets derived
   from capital share transactions .................      722,176      (682,392)
                                                       ----------   -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................................      149,087      (688,880)

NET ASSETS:
Beginning of period ................................    9,562,518    10,251,398
                                                       ----------   -----------
End of period ......................................   $9,711,605   $ 9,562,518
                                                       ==========   ===========

                             See accompanying notes

                                                        Convertible Securities-3

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    Delaware VIP Convertible Securities Series Standard Class
                                                              Period                                                       5/1/97(3)
                                                         Ended 6/30/02(1)           Year Ended December 31,                    to
                                                            (Unaudited)   2001(2)       2000        1999         1998      12/31/97
                                                         ---------------------------------------------------------------------------
Net asset value, beginning of period .....................    $11.450     $11.470      $11.490     $11.160      $11.660     $10.000

Income (loss) from investment operations:
Net investment income(4)..................................      0.254       0.551        0.566       0.493        0.386       0.318
Net realized and unrealized gain (loss) on investments ...     (0.339)      0.011       (0.121)      0.247       (0.511)      1.342
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................     (0.085)      0.562        0.445       0.740       (0.125)      1.660
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions from:
Net investment income ....................................     (0.565)     (0.582)      (0.465)     (0.410)      (0.305)          -
Net realized gain on investments .........................          -           -            -           -       (0.070)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.565)     (0.582)      (0.465)     (0.410)      (0.375)          -
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $10.800     $11.450      $11.470     $11.490      $11.160     $11.660
                                                              =======     =======      =======     =======      =======     =======

Total return(5)...........................................     (0.98%)      5.62%        3.77%       6.97%       (1.17%)     16.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................     $9,707      $9,557      $10,246      $9,637       $8,133      $3,921
Ratio of expenses to average net assets ..................      0.83%       0.85%        0.83%       0.83%        0.82%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly .......................................      0.83%       0.86%        0.83%       0.83%        0.82%       2.30%
Ratio of net investment income to average net assets .....      4.52%       4.99%        4.83%       4.64%        4.78%       5.68%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses
   paid indirectly .......................................      4.52%       4.98%        4.83%       4.64%        4.78%       4.18%
Portfolio turnover .......................................        27%         42%          26%         35%          77%        209%

---------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.012, a decrease in net realized and unrealized gain (loss) per share of $0.012 and an increase in the ratio of net investment income to average net assets of 0.11%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                        Convertible Securities-4

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                      Delaware VIP Convertible Securities Series Service Class
                                                                           Period
                                                                            Ended              Year              5/1/00(3)
                                                                          6/30/02(1)           Ended                to
                                                                         (Unaudited)         12/31/01(2)         12/31/00
                                                                         ------------------------------------------------
Net asset value, beginning of period ..................................    $11.450             $11.470            $11.520

Income (loss) from investment operations:
Net investment income(4) ..............................................      0.246               0.535              0.373
Net realized and unrealized gain (loss) on investments ................     (0.337)              0.015             (0.423)
                                                                           -------             -------            -------
Total from investment operations ......................................     (0.091)              0.550             (0.050)
                                                                           -------             -------            -------
Less dividends and distributions from:
Net investment income .................................................     (0.549)             (0.570)                 -
                                                                           -------             -------            -------
Total dividends and distributions .....................................     (0.549)             (0.570)                 -
                                                                           -------             -------            -------

Net asset value, end of period ........................................    $10.810             $11.450            $11.470
                                                                           =======             =======            =======

Total return(5) .......................................................     (1.03%)              5.49%             (0.43%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............................         $5                  $5                 $5
Ratio of expenses to average net assets ...............................      0.98%               1.00%              0.98%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly ...........      0.98%               1.01%              0.98%
Ratio of net investment income to average net assets ..................      4.37%               4.84%              4.74%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly ...........      4.37%               4.83%              4.74%
Portfolio turnover ....................................................        27%                 42%                26%


------------------
(1) Ratios have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.012, a decrease in net realized and unrealized gain (loss) per share of $0.012 and an increase in the ratio of net investment income to average net assets of 0.11%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                        Convertible Securities-5

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Convertible Securities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high level of total return on its assets through a combination of capital appreciation and current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $117 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $16. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                        Convertible Securities-6

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,             Other
        Investment            transfer agent fees,           expenses
        management                 accounting                 payable
      fee payable to          and other expenses              to DMC
          DMC                    payable to DSC           and affiliates
      --------------         ---------------------       ----------------
        $5,127                        $590                     $150

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ..............................  $1,593,998
Sales ..................................  $1,222,752

At June 30, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate          Aggregate
       Cost of         unrealized        unrealized        Net unrealized
     investments      appreciation      depreciation        appreciation
     -----------      ------------      ------------       --------------
     $10,106,303        $864,964         $(809,336)           $55,628

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                              Period              Year
                              Ended               Ended
                              6/30/02            12/31/01
                              -------            --------
Ordinary income ............. $476,905            $502,115

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $207,098 expires in 2006 and $50,851 expires in 2009.

                                                        Convertible Securities-7

Delaware VIP Trust-Delaware VIP Convertible Securities Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:


                                                                           Period           Year
                                                                           Ended            Ended
                                                                           6/30/02         12/31/01
                                                                           -------         --------
Shares sold:
   Standard Class .......................................................  80,527           73,673
   Service Class ........................................................       -                -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class .......................................................  41,996           50,037
   Service Class ........................................................      22               25
                                                                          -------          -------
                                                                          122,545          123,735
                                                                          -------          -------
Shares repurchased:
   Standard Class ....................................................... (58,730)        (181,778)
   Service Class ........................................................       -                -
                                                                          -------          -------
                                                                          (58,730)        (181,778)
                                                                          -------          -------
Net increase (decrease) .................................................  63,815          (58,043)
                                                                          =======          =======

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Credit and Market Risk
The Series may invest in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.



                                                        Convertible Securities-8

Delaware VIP Trust-Delaware VIP Devon Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                         Number of    Market
                                                           Shares     Value

   COMMON STOCK-98.86%
   Aerospace & Defense-1.15%
   Boeing .............................................     6,700   $ 301,500
                                                                    ---------
                                                                      301,500
                                                                    ---------
   Automobiles & Automotive Parts-1.08%
   General Motors .....................................     5,300     283,285
                                                                    ---------
                                                                      283,285
                                                                    ---------
   Banking, Finance & Insurance-19.68%
   American International .............................     8,700     593,601
   Bank of America ....................................     4,400     309,584
   Bank of New York ...................................    15,100     509,625
   Chubb ..............................................     5,400     382,320
   Citigroup ..........................................    12,900     499,875
   Freddie Mac ........................................     7,100     434,520
   Goldman Sachs ......................................     5,600     410,760
   J.P. Morgan Chase ..................................    14,720     499,302
   Mellon Financial ...................................    11,900     374,017
   Merrill Lynch ......................................     5,200     210,600
  +Travelers Property & Casualty-Class A ..............    15,900     281,430
   U.S. Bancorp .......................................    14,100     329,235
   Wells Fargo ........................................     6,500     325,390
                                                                    ---------
                                                                    5,160,259
                                                                    ---------
   Buildings & Materials-1.59%
   Fluor ..............................................    10,700     416,765
                                                                    ---------
                                                                      416,765
                                                                    ---------
   Cable, Media & Publishing-4.09%
  +AOL Time Warner ....................................    30,800     453,068
  +Comcast - Special Class A ..........................    14,500     345,680
  +Viacom Class B .....................................     6,200     275,094
                                                                    ---------
                                                                    1,073,842
                                                                    ---------
   Chemicals-3.63%
   Dow Chemical .......................................     4,600     158,148
   duPont (E.I.) de Nemours ...........................     7,800     346,320
   Ecolab .............................................     5,400     249,642
   PPG Industries .....................................     3,200     198,080
                                                                    ---------
                                                                      952,190
                                                                    ---------
   Computers & Technology-11.90%
  +Cisco Systems ......................................    23,000     320,850
  +Dell Computer ......................................    13,000     339,820
   First Data .........................................     3,800     143,108
   International Business Machines ....................     7,200     518,400
  +Micron Technology ..................................    15,200     307,344
  +Microsoft ..........................................    14,700     804,090
  +Oracle .............................................    47,900     453,613
  +Teradyne ...........................................    10,000     235,000
                                                                    ---------
                                                                    3,122,225
                                                                    ---------
   Consumer Products-2.79%
   Colgate-Palmolive ..................................     2,800     140,140
   Kimberly-Clark .....................................     5,500     341,000
   Procter & Gamble ...................................     2,800     250,040
                                                                    ---------
                                                                      731,180
                                                                    ---------
   Electronics & Electrical Equipment-8.16%
   Emerson Electric ...................................     5,600     299,656
   General Electric ...................................    31,300     909,265
   Intel ..............................................    20,600     376,362
  +National Semiconductor .............................     8,800     256,696
   Texas Instruments ..................................    12,600     298,620
                                                                    ---------
                                                                    2,140,599
                                                                    ---------

                                                         Number of    Market
                                                           Shares     Value
   COMMON STOCK (CONTINUED)
   Energy-8.12%
   Baker Hughes .......................................     4,500   $ 149,805
   ChevronTexaco ......................................     2,700     238,950
   EOG Resources ......................................     7,900     313,630
   Exxon Mobil ........................................    21,100     863,412
   Kerr-McGee .........................................     2,500     133,875
   Ocean Energy .......................................    14,700     318,549
   Tidewater ..........................................     3,400     111,928
                                                                    ---------
                                                                    2,130,149
                                                                    ---------
   Food, Beverage & Tobacco-4.68%
   Anheuser-Busch .....................................     7,800     390,000
   Coca-Cola ..........................................     6,900     386,400
   Philip Morris ......................................    10,300     449,904
                                                                    ---------
                                                                    1,226,304
                                                                    ---------
   Healthcare & Pharmaceuticals-14.67%
  +Amgen ..............................................     6,200     259,656
   Biomet .............................................    10,700     290,184
   Bristol-Myers Squibb ...............................     7,200     185,040
   HCA ................................................     5,200     247,000
   Johnson & Johnson ..................................     3,700     193,362
   Medtronic ..........................................     7,600     325,660
   Merck ..............................................     2,700     136,728
   Pfizer .............................................    27,100     948,500
   Pharmacia ..........................................    11,700     438,165
  +Tenet Healthcare ...................................     3,700     264,735
   Wyeth ..............................................    10,900     558,080
                                                                    ---------
                                                                    3,847,110
                                                                    ---------
   Industrial Machinery-0.57%
   Ingersoll-Rand-Class A .............................     3,300     150,678
                                                                    ---------
                                                                      150,678
                                                                    ---------
   Leisure, Lodging & Entertainment-1.31%
   Walt Disney ........................................    18,200     343,980
                                                                    ---------
                                                                      343,980
                                                                    ---------
   Metals & Mining-1.38%
   Alcoa ..............................................    10,900     361,335
                                                                    ---------
                                                                      361,335
                                                                    ---------
   Paper & Forest Products-0.54%
   Weyerhaeuser .......................................     2,200     140,470
                                                                    ---------
                                                                      140,470
                                                                    ---------
   Retail-6.61%
  +BJ's Wholesale Club ................................     3,200     123,200
  +Federated Department Stores ........................     7,200     285,840
   Home Depot .........................................     6,600     242,418
   Lowe's Companies ...................................     4,700     213,380
   Target .............................................     9,800     373,380
   Wal-Mart Stores ....................................     9,000     495,090
                                                                    ---------
                                                                    1,733,308
                                                                    ---------
   Telecommunications-3.48%
   AT&T ...............................................    31,000     331,700
   SBC Communications .................................    11,700     356,850
   Verizon Communications .............................     5,600     224,840
                                                                    ---------
                                                                      913,390
                                                                    ---------
   Transportation & Shipping-0.96%
   Southwest Airlines .................................    15,600     252,096
                                                                    ---------
                                                                      252,096
                                                                    ---------


                                                                         Devon-1

Delaware VIP Trust-Delaware VIP Devon Series
Statement of Net Assets (continued)

                                                         Number of    Market
                                                          Shares      Value
COMMON STOCK (CONTINUED)
Utilities-2.47%
Dominion Resources ...................................      7,600   $ 501,448
Exelon ...............................................      2,800     146,440
                                                                   ----------
                                                                      647,888
                                                                   ----------
Total Common Stock
   (cost $29,762,856) ................................             25,928,553
                                                                   ----------


                                                         Principal
                                                          Amount
REPURCHASE AGREEMENTS-1.11%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by $75,000
   U.S. Treasury Notes 6.00% due 9/30/02,
   market value $77,038 and $29,000
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $30,486) .............................   $105,300     105,300
With J.P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by $81,000
   U.S. Treasury Bills due 9/19/02,
   market value $81,171) .............................     79,500      79,500
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by $38,000
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $39,839 and $38,000
   U.S. Treasury Notes 5.875% due 2/15/04,
   market value $40,355 and $24,000
   U.S. Treasury Notes 6.625% due 5/15/07,
   market value $27,148) .............................    105,200     105,200
                                                                    ---------
Total Repurchase Agreements
   (cost $290,000) ...................................                290,000
                                                                    ---------

TOTAL MARKET VALUE OF SECURITIES-99.97% (cost $30,052,856) ..................................    26,218,553

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.03% .......................................         8,983
                                                                                                -----------

NET ASSETS APPLICABLE TO 2,828,466 SHARES OUTSTANDING-100.00% ...............................   $26,227,536
                                                                                                ===========

NET ASSET VALUE-DELAWARE VIP DEVON SERIES STANDARD CLASS ($26,223,975 / 2,828,082 SHARES) ...         $9.27
                                                                                                      =====

NET ASSET VALUE-DELAWARE VIP DEVON SERIES SERVICE CLASS ($3,561 / 384 SHARES) ...............         $9.27
                                                                                                      =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ..............................   $42,799,771
Undistributed net investment income .........................................................        89,043
Accumulated net realized loss on investments ................................................   (12,826,975)
Net unrealized depreciation of investments ..................................................    (3,834,303)
                                                                                                -----------
Total net assets ............................................................................   $26,227,536
                                                                                                ===========

---------------
+ Non-income producing security for the period ended June 30, 2002.

                             See accompanying notes



                                                                         Devon-2

Delaware VIP Trust-Delaware VIP Devon Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)


INVESTMENT INCOME:
Dividends .....................................................  $   199,594
Interest ......................................................        3,493
                                                                 -----------
                                                                     203,087
                                                                 -----------
EXPENSES:
Management fees ...............................................       98,266
Accounting and administration expenses ........................        6,481
Professional fees .............................................        1,697
Dividend disbursing and transfer agent fees and expenses ......        1,626
Custodian fees ................................................        1,216
Trustees' fees ................................................          675
Distribution expense-Service Class ............................            3
Other .........................................................        2,035
                                                                 -----------
                                                                     111,999
Less expenses paid indirectly .................................         (372)
                                                                 -----------
Total expenses ................................................      111,627
                                                                 -----------

NET INVESTMENT INCOME .........................................       91,460
                                                                 -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ..............................     (469,567)
Net change in unrealized appreciation / depreciation
   of investments .............................................   (3,593,094)
                                                                 -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .............................................   (4,062,661)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................  $(3,971,201)
                                                                 ===========



                             See accompanying notes

Delaware VIP Trust-Delaware VIP Devon Series
Statements of Changes in Net Assets

                                                         Period        Year
                                                      Ended 6/30/02    Ended
                                                       (Unaudited)    12/31/01
                                                      -------------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................... $    91,460   $   249,079
Net realized loss on investments ....................    (469,567)   (4,268,841)
Net change in unrealized appreciation /
   depreciation of investments ......................  (3,593,094)      230,224
                                                      -----------   -----------
Net decrease in net assets resulting
   from operations ..................................  (3,971,201)   (3,789,538)
                                                      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...................................    (250,346)     (270,234)
   Service Class ....................................         (25)          (24)
                                                      -----------   -----------
                                                         (250,371)     (270,258)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...................................     456,476     1,776,253
   Service Class ....................................           -             -
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ...................................     250,346       270,234
   Service Class ....................................          25            24
                                                      -----------   -----------
                                                          706,847     2,046,511
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ...................................  (3,337,569)   (8,678,827)
   Service Class ....................................           -             -
                                                      -----------   -----------
                                                       (3,337,569)   (8,678,827)
                                                      -----------   -----------
Decrease in net assets derived from
   capital share transactions .......................  (2,630,722)   (6,632,316)
                                                      -----------   -----------

NET DECREASE IN NET ASSETS ..........................  (6,852,294)  (10,692,112)

NET ASSETS:
Beginning of period .................................  33,079,830    43,771,942
                                                      -----------   -----------
End of period ....................................... $26,227,536   $33,079,830
                                                      ===========   ===========


                             See accompanying notes




                                                                         Devon-3

Delaware VIP Trust-Delaware VIP Devon Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             Delaware VIP Devon Series Standard Class

                                                              Period
                                                               Ended                                                       5/1/97(2)
                                                             6/30/02(1)              Year Ended December 31,                  to
                                                            (Unaudited)    2001         2000        1999         1998      12/31/97
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ........................ $10.710     $11.880      $13.620     $15.440      $12.730     $10.000

Income (loss) from investment operations:
Net investment income(3) ....................................   0.031       0.074        0.061       0.113        0.106       0.080
Net realized and unrealized gain (loss) on investments ......  (1.387)     (1.167)      (1.650)     (1.669)       2.889       2.650
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ............................  (1.356)     (1.093)      (1.589)     (1.556)       2.995       2.730
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions from:
Net investment income .......................................  (0.084)     (0.077)      (0.151)     (0.090)      (0.080)          -
Net realized gain on investments ............................       -           -            -      (0.174)      (0.205)          -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ...........................  (0.084)     (0.077)      (0.151)     (0.264)      (0.285)          -
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................. $ 9.270     $10.710      $11.880     $13.620      $15.440     $12.730
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ............................................. (12.76%)     (9.19%)     (11.76%)    (10.13%)      24.05%      27.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................... $26,224     $33,076      $43,767     $77,929      $68,714     $16,653
Ratio of expenses to average net assets .....................   0.74%       0.72%        0.80%       0.75%        0.66%       0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..................   0.74%       0.72%        0.84%       0.75%        0.66%       0.91%
Ratio of net investment income to average net assets ........   0.61%       0.67%        0.48%       0.90%        1.30%       2.01%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .......   0.61%       0.67%        0.44%       0.90%        1.30%       1.90%
Portfolio turnover ..........................................     60%         99%         137%        101%          34%         80%


--------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.


                             See accompanying notes



                                                                         Devon-4

Delaware VIP Trust-Delaware VIP Devon Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                              Delaware VIP Devon Series Service Class
                                                                           Period
                                                                            Ended              Year              5/1/00(2)
                                                                          6/30/02(1)           Ended                to
                                                                         (Unaudited)          12/31/01           12/31/00
                                                                         -------------------------------------------------
Net asset value, beginning of period ....................................   $10.700            $11.870             $13.180

Income (loss) from investment operations:
Net investment income(3) ................................................     0.022              0.056               0.024
Net realized and unrealized loss on investments .........................    (1.386)            (1.162)             (1.334)
                                                                            -------            -------             -------
Total from investment operations ........................................    (1.364)            (1.106)             (1.310)
                                                                            -------            -------             -------
Less dividends and distributions from:
Net investment income ...................................................    (0.066)            (0.064)                  -
                                                                            -------            -------             -------
Total dividends and distributions .......................................    (0.066)            (0.064)                  -
                                                                            -------            -------             -------

Net asset value, end of period ..........................................   $ 9.270            $10.700             $11.870
                                                                            =======            =======             =======

Total return(4) .........................................................   (12.83%)            (9.31%)             (9.94%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................................        $4                  $4                 $5
Ratio of expenses to average net assets .................................     0.89%               0.87%              0.95%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..............................     0.89%               0.87%              1.00%
Ratio of net investment income to average net assets ....................     0.46%               0.52%              0.29%
Ratio of net investment income to average net assets prior to expense
   limitation and expenses paid indirectly ..............................     0.46%               0.52%              0.24%
Portfolio turnover ......................................................       60%                 99%               137%


-----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes



                                                                         Devon-5

Delaware VIP Trust-Delaware VIP Devon Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Devon Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the lasted quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $363 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $9. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets of the series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

                                                                         Devon-6

Delaware VIP Trust-Delaware VIP Devon Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting, and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002 the Series had liabilities payable to affiliates as follows:


                              Dividend disbursing,             Other
        Investment            transfer agent fees,           expenses
        management                 accounting                 payable
      fee payable to          and other expenses              to DMC
          DMC                    payable to DSC           and affiliates
      --------------         ---------------------       ----------------
        $14,369                     $1,592                     $975

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .....................   $8,916,090
Sales .........................  $11,705,492

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


                       Aggregate          Aggregate
       Cost of         unrealized        unrealized        Net unrealized
     investments      appreciation      depreciation        appreciation
     -----------      ------------      ------------       --------------
     $30,052,856        $939,620        $(4,773,923)        $(3,834,303)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                    Period            Year
                                    Ended             Ended
                                    6/30/02          12/31/01
                                    -------          --------
Ordinary income .................   $250,371         $270,258

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,345,618 expires in 2007, $4,548,127 expires in 2008, and $3,919,702 expires in 2009.



                                                                         Devon-7

Delaware VIP Trust-Delaware VIP Devon Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:


                                                                           Period           Year
                                                                           Ended            Ended
                                                                           6/30/02         12/31/01
                                                                           -------         --------
Shares sold:
   Standard Class .....................................................    43,496          155,167
   Service Class ......................................................         -                -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class .....................................................    23,463           25,639
   Service Class ......................................................         2                3
                                                                         --------         --------
                                                                           66,961          180,809
                                                                         --------         --------
Shares repurchased:
   Standard Class .....................................................  (327,125)        (777,667)
   Service Class ......................................................         -                -
                                                                         --------         --------
                                                                         (327,125)        (777,667)
                                                                         --------         --------
Net decrease ..........................................................  (260,164)        (596,858)
                                                                         ========         ========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.







                                                                         Devon-8

Delaware VIP Trust-Delaware VIP Emerging Markets Series **
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                                        Market
                                                        Number of       Value
                                                          Shares        (U.S.$)
 COMMON STOCK-95.29%
 Argentina-0.04%
+Central Puerto Class B ...........................        76,417     $    4,720
 Transportadora de Gas del Sur Class B ............         1,580            995
                                                                      ----------
                                                                           5,715
                                                                      ----------
 Brazil-10.57%
 Aracruz Celulose ADR .............................        12,929        258,580
 Companhia Energetica de Minas
   Gerais ADR .....................................        14,659        164,772
 Companhia Paranaense
   de Energia Copel ADR ...........................        44,470        180,104
 Gerdau Metalurgica ...............................    23,078,000        352,181
 Petroleo Brasileiro Petrobras ....................        14,966        258,840
 Rossi Residential GDR ............................         8,100          2,131
 Telemar Norte Leste ..............................    13,592,859        238,429
 Uniao de Bancos Brasileiros ......................     9,644,000        135,331
                                                                      ----------
                                                                       1,590,368
                                                                      ----------
 Chile-2.69%
 Administradora de Fondos
   de Pensiones Provida ADR .......................        12,105        283,257
 Empresa Nacional Electricidad ADR ................        15,126        120,857
                                                                      ----------
                                                                         404,114
                                                                      ----------
 China-13.25%
 Beijing Capital International Airport ............     1,420,000        340,438
+Chaoda Modern Agriculture ........................       906,000        328,137
+China Mobile .....................................        41,000        121,424
 Guangshen Railway ................................     1,614,000        306,248
 Yanzhou Coal Mining Class H ......................     1,038,000        382,598
 Zhejiang Expressway ..............................     1,516,000        515,054
                                                                      ----------
                                                                       1,993,899
                                                                      ----------
 Czechoslovakia-1.49%
 Cez AUS ..........................................        76,221        224,204
                                                                      ----------
                                                                         224,204
                                                                      ----------
 Egypt-1.27%
 MobiNil - Egyptian Mobile Services ...............        25,091        148,591
 Paints & Chemical Industries GDR .................        50,850         41,951
                                                                      ----------
                                                                         190,542
                                                                      ----------
 Estonia-2.37%
 Eesti Telekom - GDR ..............................        10,734        142,484
 Hansabank ........................................        16,270        214,511
                                                                      ----------
                                                                         356,995
                                                                      ----------
 Hungary-1.72%
 Gedeon Richter GDR ...............................         2,014        115,373
 Otp Bank .........................................        18,290        143,876
                                                                      ----------
                                                                         259,249
                                                                      ----------
 India-6.59%
+Gas Authority of India GDR .......................        34,487        318,904
 ICICI ADR ........................................        39,513        276,588
+Mahanagar Telephone Nigam ADR ....................        51,200        301,056
 Videsh Sanchar Nigam ADR .........................        15,526         94,709
                                                                      ----------
                                                                         991,257
                                                                      ----------
 Indonesia-0.97%
 IRP Hanjaya Mandala Sampoerna ....................       311,500        146,580
                                                                      ----------
                                                                         146,580
                                                                      ----------

                                                                        Market
                                                        Number of       Value
                                                          Shares        (U.S.$)
 COMMON STOCK (continued)
 Israel-0.90%
 Bank Hapoalim ....................................        86,336     $  135,632
                                                                      ----------
                                                                         135,632
                                                                      ----------
 Malaysia-2.49%
 Petronas Dagangan ................................       156,000        234,000
+Plus Expressways .................................       210,000        140,921
                                                                      ----------
                                                                         374,921
                                                                      ----------
 Mexico-6.98%
 Cemex de C.V. ....................................        72,915        386,387
 Grupo Continental ................................       126,100        173,712
 Grupo Elektra ZAR - Cpo ..........................       222,500        188,829
 Telefonos de Mexico ADR ..........................         9,400        301,552
                                                                      ----------
                                                                       1,050,480
                                                                      ----------
 Republic of Korea-8.45%
 Korea Telecom - ADR ..............................        14,677        317,757
 Korea Tobacco & Ginseng - GDR 144A ...............        35,118        228,267
 Pohang Iron & Steel ..............................             1            111
 Posco ADR ........................................        15,748        429,448
 Samsung Electronics ..............................         1,080        295,362
                                                                      ----------
                                                                       1,270,945
                                                                      ----------
 Russia-6.23%
 Gazprom 144A ADR .................................         8,506        141,200
 Gazprom ADR ......................................         1,900         31,540
+JSC Mining and Smelting Company
   Norilsk Nickel ADR .............................        14,400        306,000
 Lukoil Holding ADR ...............................         4,644        301,273
 Yukos - ADR ......................................         1,145        158,247
                                                                      ----------
                                                                         938,260
                                                                      ----------
 South Africa-18.51%
 ABSA Group .......................................       120,665        380,019
 African Bank Investments .........................       349,504        203,397
 Aspen Pharmacare Holdings Limited ................       274,026        198,011
 Impala Platinum Holdings .........................         7,461        413,792
+Iscor ............................................        55,410        118,237
+Kumba Resources Limited ..........................        94,663        433,374
 Nampak Limited ...................................       111,822        148,590
 Network Healthcare Holdings ......................       620,368        191,345
+Profurn Limited Holdings .........................        36,420          9,502
 Sanlam ...........................................       402,216        335,115
 Sasol ............................................        33,300        355,286
                                                                      ----------
                                                                       2,786,668
                                                                      ----------
 Taiwan-5.58%
 China Steel ADR ..................................           102          1,050
 China Steel GDR ..................................        25,516        261,539
 President Chain Store ............................       116,000        217,001
+United Microelectronics ADR ......................        17,596        129,331
+Yageo 144A GDR ...................................        49,131        108,088
+Yageo GDR ........................................        55,595        122,309
                                                                      ----------
                                                                         839,318
                                                                      ----------
 Thailand-5.19%
 Electricity Generating Public ....................       404,400        401,673
 Hana Microelectronics ............................        89,800        152,442
 PTT Public Company Limited .......................       262,400        227,460
                                                                      ----------
                                                                         781,575
                                                                      ----------
 Total Common Stock
   (cost $14,912,111) .............................                   14,340,722
                                                                      ----------

                                                              Emerging Markets-1

Delaware VIP Trust-Delaware VIP Emerging Markets Series **
Statement of Net Assets (continued)

                                                                       Market
                                                       Principal       Value
                                                         Amount       (U.S. $)
REPURCHASE AGREEMENTS-5.49%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $214,000 U.S. Treasury Notes 6.00%
   due 9/30/02, market value $219,426
   and $82,000 U.S. Treasury Notes
   5.375% due 6/30/03, market value
   $86,833). ......................................      $300,000       $300,000
With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $232,000 U.S. Treasury Bills
   due 9/19/02, market value $231,198) ............       226,500        226,500
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by
   $107,000 U.S. Treasury Notes 5.375%
   due 6/30/03, market value $113,471
   and $107,000 U.S. Treasury Notes
   5.875% due 2/15/04, market value
   $114,944 and $69,000 U.S. Treasury
   Notes 6.625% due 5/15/07,
   market value $77,325) ..........................       299,500        299,500
                                                                        --------
Total Repurchase Agreements
   (cost $826,000) ................................                      826,000
                                                                        --------

TOTAL MARKET VALUE OF SECURITIES-100.78% (cost $15,738,111) ..............................................    15,166,722

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.78%) ..................................................      (117,947)
                                                                                                             -----------
NET ASSETS APPLICABLE TO 2,147,897 SHARES OUTSTANDING-100.00% ............................................   $15,048,775
                                                                                                             ===========
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($14,270,982 / 2,036,985 SHARES) .....         $7.01
                                                                                                                   =====
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($777,793 / 110,912 SHARES) ...........         $7.01
                                                                                                                   =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ...........................................   $17,978,445
Undistributed net investment income* .....................................................................       215,821
Accumulated net realized loss on investments .............................................................    (2,573,189)
Net unrealized depreciation of investments and foreign currencies ........................................      (572,302)
                                                                                                             -----------
Total net assets .........................................................................................   $15,048,775
                                                                                                             ===========

--------------
 + Non-income producing security for the period ended June 30, 2002.
 * Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
** Securities have been classified by country of origin. Classification by type of business has been presented in Note #9 to the financial statements.

   ADR-American Depositary Receipts
   GDR-Global Depositary Receipts

                             See accompanying notes

                                                              Emerging Markets-2

Delaware VIP Trust-
Delaware VIP Emerging Markets Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends ........................................................   $  400,443
Interest .........................................................        7,297
Foreign tax withheld .............................................      (10,745)
                                                                     ----------
                                                                        396,995
                                                                     ----------
EXPENSES:
Management fees ..................................................       88,956
Accounting and administration expenses ...........................        3,055
Custodian fees ...................................................        2,691
Dividend disbursing and transfer agent
   fees and expenses .............................................          790
Professional fees ................................................          720
Distribution expense-Service Class ...............................          621
Trustees' fees ...................................................          270
Taxes (other than taxes on income) ...............................           50
Other ............................................................        1,407
                                                                     ----------
                                                                         98,560
Less expenses paid indirectly ....................................         (171)
                                                                     ----------
Total expenses ...................................................       98,389
                                                                     ----------

NET INVESTMENT INCOME ............................................      298,606
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments ...................................................      (37,466)
   Foreign currencies ............................................      (11,824)
                                                                     ----------
Net realized loss ................................................      (49,290)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies .........................      775,650
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ............................      726,360
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ..................................................   $1,024,966
                                                                     ==========
                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

                                              Period                   Year
                                           Ended 6/30/02               Ended
                                            (Unaudited)               12/31/01
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...................       $298,606               $390,045
Net realized loss on investments
   and foreign currencies ...............        (49,290)            (1,822,958)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...................        775,650              1,958,076
                                             -----------            -----------
Net increase in net assets
   resulting from operations ............      1,024,966                525,163
                                             -----------            -----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .......................       (352,450)               (62,403)
   Service Class ........................        (22,689)                  (798)
                                             -----------            -----------
                                                (375,139)               (63,201)
                                             -----------            -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .......................      3,398,359              3,512,848
   Service Class ........................      4,710,457                973,151
Netasset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class .......................        352,450                 62,403
   Service Class ........................         22,689                    798
                                             -----------            -----------
                                               8,483,955              4,549,200
                                             -----------            -----------
Cost of shares repurchased:
   Standard Class .......................     (2,184,443)            (4,121,941)
   Service Class ........................     (4,541,320)              (441,914)
                                             -----------            -----------
                                              (6,725,763)            (4,563,855)
                                             -----------            -----------
Increase (decrease) in net assets derived
   from capital share transactions ......      1,758,192                (14,655)
                                             -----------            -----------

NET INCREASE IN NET ASSETS ..............      2,408,019                447,307

NET ASSETS:
Beginning of period .....................     12,640,756             12,193,449
                                             -----------            -----------
End of period ...........................    $15,048,775            $12,640,756
                                             ===========            ===========

                             See accompanying notes

                                                              Emerging Markets-3

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Delaware VIP Emerging Markets Series Standard Class
                                                              Period                                                       5/1/97(2)
                                                          Ended 6/30/02(1)            Year Ended December 31,                 to
                                                            (Unaudited)     2001         2000        1999         1998     12/31/97
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period .....................     $6.610      $6.310       $8.400      $5.810       $8.880     $10.000

Income (loss) from investment operations:
Net investment income(3)..................................      0.149       0.199        0.116       0.126        0.171       0.060
Net realized and unrealized gain (loss) on investments
   and foreign currencies ................................      0.443       0.133       (2.064)      2.597       (2.991)     (1.180)
                                                               ------      ------       ------      ------       ------     -------
Total from investment operations .........................      0.592       0.332       (1.948)      2.723       (2.820)     (1.120)
                                                               ------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income ....................................     (0.192)     (0.032)      (0.142)     (0.133)      (0.030)         --
Net realized gain on investments .........................         --          --           --          --       (0.220)         --
                                                               ------      ------       ------      ------       ------     -------
Total dividends and distributions ........................     (0.192)     (0.032)      (0.142)     (0.133)      (0.250)         --
                                                               ------      ------       ------      ------       ------     -------

Net asset value, end of period ...........................     $7.010      $6.610       $6.310      $8.400       $5.810     $ 8.880
                                                               ======      ======       ======      ======       ======     =======

Total return(4)...........................................      8.90%       5.28%      (23.60%)     48.28%      (32.48%)    (11.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................    $14,271     $12,071      $12,148     $13,349       $5,356      $5,776
Ratio of expenses to average net assets ..................      1.37%       1.45%        1.52%       1.47%        1.50%       1.50%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid
   indirectly ............................................      1.37%       1.45%        1.68%       1.53%        1.67%       2.45%
Ratio of net investment income to average net assets .....      4.20%       3.04%        1.55%       1.88%        2.34%       0.89%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation and expenses
   paid indirectly .......................................      4.20%       3.04%        1.37%       1.82%        2.17%      (0.06%)
Portfolio turnover .......................................        33%         41%          19%         20%          38%         48%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Emerging Markets-4

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                    Delaware VIP Emerging Markets Series Service Class
                                                              Period
                                                               Ended       Year        5/1/00(2)
                                                             6/30/02(1)    Ended         to
                                                            (Unaudited)   12/31/01     12/31/00
                                                            -----------------------------------
Net asset value, beginning of period .......................   $6.610      $6.310       $7.540

Income (loss) from investment operations:
Net investment income(3)....................................    0.144       0.189        0.064
Net realized and unrealized gain (loss) on investments
   and foreign currencies ..................................    0.438       0.135       (1.294)
                                                               ------      ------       ------
Total from investment operations ...........................    0.582       0.324       (1.230)
                                                               ------      ------       ------

Less dividends and distributions from:
Net investment income ......................................   (0.182)     (0.024)          --
Net realized gain on investments ...........................       --          --           --
                                                               ------      ------       ------
Total dividends and distributions ..........................   (0.182)     (0.024)          --
                                                               ------      ------       ------

Net asset value, end of period .............................   $7.010      $6.610       $6.310
                                                               ======      ======       ======

Total return(4).............................................    8.75%       5.15%      (16.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................     $778        $570          $45
Ratio of expenses to average net assets ....................    1.52%       1.60%        1.67%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    1.52%       1.60%        1.90%
Ratio of net investment income to average net assets .......    4.05%       2.89%        1.37%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly ..............................................    4.05%       2.89%        1.10%
Portfolio turnover .........................................      33%         41%          19%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Emerging Markets-5

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series).These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $171 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2002. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                              Emerging Markets-6

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), an affiliate of Delaware Management Company (DMC) and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DIAL has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing,              Other
     Investment            transfer agent fees,             expenses
     management                accounting                   payable
   fee payable to           and other expenses              to DMC
       DIAL                  payable to DSC              and affiliates
   --------------          --------------------          --------------
     $16,072                      $884                       $480

Certain officers of DIAL, DMC, DSC, and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ......................................    $3,630,593
   Sales ..........................................    $2,209,406

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate         Aggregate
    Cost of           unrealized       unrealized        Net unrealized
   investments       appreciation     depreciation        depreciation
   -----------       ------------     ------------       --------------
   $15,738,111        $1,843,148      $(2,414,537)         $(571,389)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                   Period             Year
                                   Ended              Ended
                                  6/30/02            12/31/01
                                  --------           --------
Ordinary income ...............   $375,139           $63,201

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $226,403 expires in 2006, $58,465 expires in 2007 and $2,097,806 expires in 2009.

                                                              Emerging Markets-7

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                           Period     Year
                                                           Ended      Ended
                                                          6/30/02    12/31/01
                                                          -------    --------
Shares sold:
   Standard Class ...................................     467,321     538,407
   Service Class ....................................     659,099     146,431

Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class ...................................      49,363       9,812
   Service Class ....................................       3,173         125
                                                        ---------    --------
                                                        1,178,956     694,775
                                                        ---------    --------
Shares repurchased:
   Standard Class ...................................    (305,596)   (648,469)
   Service Class ....................................    (637,546)    (67,564)
                                                        ---------    --------
                                                         (943,142)   (716,033)
                                                        ---------    --------
Net increase (decrease) .............................     235,814     (21,258)
                                                        =========    ========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2002.

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                              Emerging Markets-8

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

9. Industry Allocation
As of June 30, 2002, the Series' investment securities classified by type of business were as follows:

Industry                                      Percentage of net assets
--------                                      ------------------------
Banking & Finance .........................             12.58%
Building & Materials ......................             20.93%
Electronics & Electrical Equipment ........              5.37%
Energy ....................................             13.89%
Food, Beverage & Tobacco ..................              7.27%
Healthcare & Pharmaceuticals ..............              3.35%
Homebuilding ..............................              1.33%
Telecommunication Services ................             12.50%
Transportation ............................              8.66%
Utilities .................................              9.41%
                                                        -----
                                                        95.29%
                                                        =====



                                                              Emerging Markets-9

Delaware VIP Trust-Delaware VIP Global Bond Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                                     Market
                                                       Principal     Value
                                                        Amount*     (U.S. $)
BONDS-85.47%
Australia-5.78%
New South Wales Treasury
   6.50% 5/1/06 ...............................  AUD     400,000  $   229,121
   8.00% 3/1/08 ...............................          670,000      410,370
Queensland Treasury 6.00% 7/14/09 .............        1,300,000      720,584
                                                                  -----------
                                                                    1,360,075
                                                                  -----------
Austria-3.65%
Republic of Austria
   5.25% 1/4/11 ...............................  EUR     300,000      300,429
   7.25% 5/3/07 ...............................  DEM   1,000,000      556,910
                                                                  -----------
                                                                      857,339
                                                                  -----------
Belgium-3.96%
Kingdom of Belgium 5.75% 9/28/10 ..............  EUR     900,000      931,415
                                                                  -----------
                                                                      931,415
                                                                  -----------
Canada-4.34%
Canada Government 4.25% 9/1/07 ................  CAD     800,000      517,273
Ontario Province 7.50% 1/19/06 ................          700,000      502,763
                                                                  -----------
                                                                    1,020,036
                                                                  -----------
Finland-2.84%
Republic of Finland 5.00% 4/25/09 .............  EUR     670,000      667,368
                                                                  -----------
                                                                      667,368
                                                                  -----------
France-8.36%
Government of France 5.50% 4/25/10 ............  EUR   1,750,000    1,791,383
Government of France (O.A.T.)
   5.50% 10/25/07 .............................          170,000      174,776
                                                                  -----------
                                                                    1,966,159
                                                                  -----------
Germany-11.21%
Deutschland Republic
   4.75% 7/4/28 ...............................  EUR     450,000      409,755
   5.00% 7/4/11 ...............................          530,000      526,595
   6.25% 1/4/24 ...............................        1,000,000    1,103,346
Kredit Fuer Wiederaufbau
   5.25% 7/4/12 ...............................          600,000      596,661
                                                                  -----------
                                                                    2,636,357
                                                                  -----------
Greece-1.81%
Hellenic Republic 6.30% 1/29/09 ...............  EUR     400,000      424,465
                                                                  -----------
                                                                      424,465
                                                                  -----------
Netherlands-9.83%
Baden Wurt L- Finance
   6.625% 8/20/03 .............................  DEM     700,000      363,368
DSL Finance
   5.75% 3/19/09 ..............................        1,000,000      525,090
   6.00% 2/21/06 ..............................        1,400,000      738,170
Netherlands Government
   5.50% 7/15/10 ..............................  EUR     670,000      685,149
                                                                  -----------
                                                                    2,311,777
                                                                  -----------

                                                                     Market
                                                       Principal     Value
                                                        Amount*     (U.S. $)
New Zealand-11.36%
New Zealand Government
   6.00% 11/15/11 .............................  NZD   2,600,000  $ 1,205,675
   7.00% 7/15/09 ..............................        1,500,000      744,523
   8.00% 11/15/06 .............................        1,400,000      719,961
                                                                  -----------
                                                                    2,670,159
                                                                  -----------
South Africa-0.73%
Republic of South Africa
   13.00% 8/31/10 .............................  ZAR   1,700,000      171,818
                                                                  -----------
                                                                      171,818
                                                                  -----------
Supranational-4.90%
International Bank Reconstruction &
   Development
   4.75% 12/20/04 .............................  JPY  35,000,000      325,809
   5.25% 1/12/09 ..............................  USD     560,000      572,555
   5.50% 4/15/04 ..............................  NZD     530,000      253,162
                                                                  -----------
                                                                    1,151,526
                                                                  -----------
Sweden-4.34%
Swedish Government
   Series 1042 5.00% 1/15/04 ..................  SEK   1,200,000      130,798
   Series 1043 5.00% 1/28/09 ..................        8,300,000      888,497
                                                                  -----------
                                                                    1,019,295
                                                                  -----------
United Kingdom-3.46%
Halifax 5.625% 7/23/07 ........................  DEM   1,600,000      814,150
                                                                  -----------
                                                                      814,150
                                                                  -----------
United States-8.90%
Fannie Mae
   1.75% 3/26/08 ..............................  JPY  30,000,000      269,101
   6.375% 8/15/07 .............................  AUD   1,000,000      568,202
KFW International Finance
   1.00% 12/20/04 .............................  JPY  45,000,000      384,413
U.S. Treasury Inflation Index Notes
   3.625% 4/15/28 .............................  USD     442,524      478,064
   3.875% 4/15/29 .............................          348,045      392,366
                                                                  -----------
                                                                    2,092,146
                                                                  -----------
Total Bonds (cost $19,588,384)                                     20,094,085
                                                                  -----------

                                                                   Global Bond-1

Delaware VIP Trust-Delaware VIP Global Bond Series
Statement of Net Assets (continued)

                                                                     Market
                                                       Principal     Value
                                                        Amount*     (U.S. $)
REPURCHASE AGREEMENTS-12.96%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $790,000 U.S. Treasury
   Notes 6.00% due 9/30/02, market value
   $809,432 and $302,000 U.S. Treasury
   Notes 5.375% due 6/30/03, market value
   $320,314) ..................................  USD   1,105,500   $1,105,500
With J. P. Morgan Chase 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $856,000 U.S. Treasury Bills due
   9/19/02, market value $852,858) ............          836,000      836,000
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by
   $395,000 U.S. Treasury Notes 5.375%
   due 6/30/03, market value $418,579
   and $395,000 U.S. Treasury Notes
   5.875% due 2/15/04, market value
   $424,011 and $255,000 U.S. Treasury
   Notes 6.625% due 5/15/07, market
   value $285,243) ............................        1,105,500    1,105,500
                                                                  -----------
Total Repurchase Agreements
   (cost $3,047,000)                                                3,047,000
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES-98.43% (cost $22,635,384) ......................................   23,141,085

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.57% ...........................................      370,197
                                                                                                   -----------
NET ASSETS APPLICABLE TO 2,204,270 SHARES OUTSTANDING-100.00% ...................................  $23,511,282
                                                                                                   ===========
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS ($23,505,315 / 2,203,711 SHARES) .       $10.67
                                                                                                        ======
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS ($5,967 / 559 SHARES) .............       $10.67
                                                                                                        ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ..................................  $23,469,042
Undistributed net investment income** ...........................................................      187,200
Accumulated net realized loss on investments ....................................................     (677,716)
Net unrealized appreciation of investments and foreign currencies ...............................      532,756
                                                                                                   -----------
Total net assets ................................................................................  $23,511,282
                                                                                                   ===========

---------------
*Principal amount is stated in the currency in which each bond is denominated.
 AUD - Australian Dollar
 CAD - Canadian Dollar
 DEM - German Mark
 EUR - European Monetary Unit
 JPY - Japanese Yen
 NZD - New Zealand Dollar
 SEK - Swedish Krona
 USD - U.S. Dollar
 ZAR - South African Rand

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes

                                                                   Global Bond-2

Delaware VIP Trust-Delaware VIP Global Bond Series
Statements of Assets and Liabilities
June 30, 2002
(Unaudited)

ASSETS:
Investments at market (cost $22,635,384) ....................     $23,141,085
Dividends and interest receivable ...........................         482,023
Receivable for securities sold ..............................         586,409
Subscriptions receivable ....................................         443,014
Foreign currency mark to market .............................           1,314
                                                                  -----------
Total assets ................................................      24,653,845
                                                                  -----------

LIABILITIES:
Payable for securities purchased ............................       1,069,909
Liquidations payable ........................................          12,426
Other accounts payable and accrued expenses .................          60,228
                                                                  -----------
Total liabilities ...........................................       1,142,563
                                                                  -----------
Total net assets ............................................     $23,511,282
                                                                  ===========

                             See accompanying notes

Delaware VIP Trust-Delaware VIP Global Bond Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)


INVESTMENT INCOME:
Interest ....................................................      $  443,147
                                                                  -----------

EXPENSES:
Management fees .............................................          64,960
Accounting and administration expenses ......................           3,787
Professional fees ...........................................           1,138
Dividend disbursing and transfer agent
   fees and expenses ........................................             829
Custodian fees ..............................................             717
Registration fees ...........................................             144
Distribution expense-Service Class ..........................               4
Other .......................................................           1,531
                                                                  -----------
                                                                       73,110
Less expenses paid indirectly ...............................            (226)
                                                                  -----------
Total expenses ..............................................          72,884
                                                                  -----------

NET INVESTMENT INCOME .......................................         370,263
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments ..............................................        (103,197)
   Foreign currencies .......................................         (13,334)
                                                                  -----------
Net realized loss ...........................................        (116,531)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies .......       2,037,560
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES .......................       1,921,029
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................      $2,291,292
                                                                   ==========

                             See accompanying notes

                                                                   Global Bond-3

Delaware VIP Trust-Delaware VIP Global Bond Series
Statements of Changes in Net Assets

                                                                                               Period
                                                                                                Ended         Year
                                                                                               6/30/02        Ended
                                                                                             (Unaudited)     12/31/01
                                                                                             -----------     --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...................................................................... $   370,263    $   717,936
Net realized loss on investments and foreign currencies ....................................    (116,531)      (771,820)
Net change in unrealized appreciation / depreciation on investments and foreign currencies .   2,037,560        (47,577)
                                                                                             -----------    -----------
Net increase (decrease) in net assets resulting from operations ............................   2,291,292       (101,461)
                                                                                             -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..........................................................................    (106,883)      (344,355)
   Service Class ...........................................................................         (26)          (107)
                                                                                             -----------    -----------
                                                                                                (106,909)      (344,462)
                                                                                             -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..........................................................................   5,964,096      4,578,957
   Service Class ...........................................................................           -              -
Net asset value of shares issued upon reinvestment of dividends and distributions:
   Standard Class ..........................................................................     106,883        344,355
   Service Class ...........................................................................          26            107
                                                                                             -----------    -----------
                                                                                               6,071,005      4,923,419
                                                                                             -----------    -----------
Cost of shares repurchased:
   Standard Class ..........................................................................  (1,761,833)    (3,928,107)
   Service Class ...........................................................................           -              -
                                                                                             -----------    -----------
                                                                                              (1,761,833)    (3,928,107)
                                                                                             -----------    -----------

Increase in net assets derived from capital share transactions .............................   4,309,172        995,312
                                                                                             -----------    -----------

NET INCREASE IN NET ASSETS .................................................................   6,493,555        549,389

NET ASSETS:
Beginning of period ........................................................................  17,017,727     16,468,338
                                                                                             -----------    -----------
End of period .............................................................................. $23,511,282    $17,017,727
                                                                                             ===========    ===========

                             See accompanying notes

                                                                   Global Bond-4

Delaware VIP Trust-Delaware VIP Global Bond Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           Delaware VIP Global Bond Series Standard Class
                                                               Period
                                                                Ended
                                                             6/30/02(1)                    Year Ended December 31,
                                                            (Unaudited)    2001(2)       2000        1999        1998        1997
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period......................... $ 9.470     $ 9.730      $ 9.730     $10.680      $10.500     $10.960

Income (loss) from investment operations:
Net investment income(3).....................................   0.206       0.411        0.534       0.576        0.608       0.636
Net realized and unrealized gain (loss) on
   investments and foreign currencies........................   1.055      (0.464)      (0.453)     (0.950)       0.182      (0.551)
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations.............................   1.261      (0.053)       0.081      (0.374)       0.790       0.085
                                                              -------      ------      -------     -------      -------     -------
Less dividends and distributions from:
Net investment income........................................  (0.061)     (0.207)      (0.081)     (0.514)      (0.600)     (0.460)
Net realized gain on investments.............................       -           -            -      (0.062)      (0.010)     (0.085)
                                                              -------      ------      -------     -------      -------     -------
Total dividends and distributions............................  (0.061)     (0.207)      (0.081)     (0.576)      (0.610)     (0.545)
                                                              -------      ------      -------     -------      -------     -------
Net asset value, end of period............................... $10.670     $ 9.470      $ 9.730     $ 9.730      $10.680     $10.500
                                                              =======     =======      =======     =======      =======     =======
Total return(4)..............................................  13.40%      (0.48%)       0.86%      (3.60%)       7.82%       0.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...................... $23,505     $17,012      $16,463     $20,231      $21,711     $16,876
Ratio of expenses to average net assets......................   0.85%       0.85%        0.85%       0.85%        0.83%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly...........   0.85%       1.11%        0.95%       0.85%        0.92%       1.08%
Ratio of net investment income to average net assets.........   4.28%       4.34%        5.75%       5.64%        5.83%       6.03%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly..   4.28%       4.08%        5.65%       5.64%        5.74%       5.75%
Portfolio turnover                                                50%         51%          39%        100%          79%         97%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                   Global Bond-5

Delaware VIP Trust-Delaware VIP Global Bond Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                     Delaware VIP Global Bond Series Service Class
                                                                                       Period
                                                                                       Ended            Year             5/1/00(3)
                                                                                     6/30/02(1)         Ended               to
                                                                                     (Unaudited)      12/31/01(2)        12/31/00
                                                                                     ---------------------------------------------
Net asset value, beginning of period ................................................  $ 9.460          $9.730            $9.180

Income (loss) from investment operations:
Net investment income(4) ............................................................    0.199           0.397             0.346
Net realized and unrealized gain (loss) on investments and foreign currencies .......    1.058          (0.470)            0.204
                                                                                       -------          ------            ------
Total from investment operations ....................................................    1.257          (0.073)            0.550
                                                                                       -------          ------            ------
Less dividends and distributions:
Net investment income ...............................................................   (0.047)         (0.197)                -
Net realized gain on investments ....................................................        -               -                 -
                                                                                       -------          ------            ------
Total dividends and distributions ...................................................   (0.047)         (0.197)                -
                                                                                       -------          ------            ------
Net asset value, end of period ......................................................  $10.670          $9.460            $9.730
                                                                                       =======          ======            ======
Total return(5) .....................................................................   13.35%          (0.70%)            5.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................................       $6              $5                $5
Ratio of expenses to average net assets .............................................    1.00%           1.00%             1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses
   paid indirectly ..................................................................    1.00%           1.26%             1.16%
Ratio of net investment income to average net assets ................................    4.13%           4.19%             5.65%
Ratio of net investment income to average net assets prior to expense limitation and
   expenses paid indirectly .........................................................    4.13%           3.93%             5.49%
Portfolio turnover ..................................................................      50%             51%               39%

-------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                   Global Bond-6

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $208 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $18. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                                   Global Bond-7

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), an affiliate of Delaware Management Company (DMC) and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DIAL has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2003.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,                  Other
     Investment             transfer agent fees,                 expenses
     management                 accounting                        payable
   fee payable to            and other expenses                   to DMC
        DIAL                   payable to DSC                 and affiliates
   --------------           --------------------              --------------
     $12,374                       $1,107                          $259

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ............... $6,290,463
Sales ................... $4,499,724

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002 the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate         Aggregate
     Cost of          unrealized        unrealized          Net unrealized
   investments       appreciation      depreciation          appreciation
   -----------       ------------      ------------         --------------
   $22,746,288         $990,955         $(596,158)            $394,797

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                               Period        Year
                                ended       ended
                               6/30/02     12/31/01
                              --------     --------
Ordinary income ...........   $106,909     $344,462

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $143,243 expires in 2007, $262,592 expires in 2008 and $37,845 expires in 2009.

                                                                   Global Bond-8

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                                      Period          Year
                                                                      ended          ended
                                                                      6/30/02       12/31/01
                                                                      -------       --------
Shares sold:
   Standard Class ..................................................  578,787         482,588
   Service Class ...................................................        -               -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ..................................................   11,335          37,430
   Service Class ...................................................        2              12
                                                                     --------        --------
                                                                      590,124         520,030
                                                                     --------        --------
Shares repurchased:
   Standard Class .................................................. (183,645)       (414,251)
   Service Class ...................................................        -               -
                                                                     --------        --------
                                                                     (183,645)       (414,251)
                                                                     --------        --------
Net increase (decrease) ............................................  406,479        (105,779)
                                                                     ========        ========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There following forward foreign currency exchange contracts were outstanding at June 30, 2002:

             Contracts                   In Exchange      Settlement          Unrealized
        to Receive (Deliver)                 For            Date       Appreciation (Depreciation)
        --------------------             -----------      ----------   ---------------------------
   838,400 European Monetary Unit         $831,860          7/1/02             $(3,896)
    (4,400,591) Norwegian Kroner           591,716          7/1/02               5,490
      1,016,515 Swedish Krona              110,876          7/1/02                (279)
                                                                               -------
                                                                               $ 1,315
                                                                               =======

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                                   Global Bond-9

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                      Number of         Market
                                                       Shares           Value

  COMMON STOCK-93.23%
  Banking & Finance-17.90%
  Countrywide Credit Industries .................      37,100       $ 1,790,075
  Lehman Brothers Holdings ......................      57,400         3,588,647
  Mercantile Bankshares .........................      46,000         1,887,380
  Moody's Investors Services ....................      26,300         1,308,425
  New York Community Bancorp ....................      44,000         1,173,920
  North Fork Bancorporation .....................      24,300           967,383
  Synovus Financial .............................      45,700         1,257,664
  T. Rowe Price Group ...........................      68,100         2,239,128
  TCF Financial .................................      62,300         3,058,930
  Zions Bancorporation ..........................      57,700         3,006,170
                                                                    -----------
                                                                     20,277,722
                                                                    -----------
  Basic Industry/Capital Goods-1.14%
*+Mettler-Toledo International ..................      34,900         1,286,763
                                                                    -----------
                                                                      1,286,763
                                                                    -----------
  Buildings & Materials-4.41%
  Centex ........................................      37,400         2,161,346
 *Lennar ........................................      46,200         2,827,440
                                                                    -----------
                                                                      4,988,786
                                                                    -----------
  Business Services-7.40%
  Cintas ........................................      46,000         2,273,780
 +Lamar Advertising .............................      47,600         1,771,196
  Manpower ......................................      38,800         1,425,900
 +Robert Half International .....................      78,800         1,836,040
 +United Rentals ................................      49,100         1,070,380
                                                                    -----------
                                                                      8,377,296
                                                                    -----------
  Cable, Media & Publishing-0.96%
*+Charter Communications Class A ................     267,300         1,090,584
                                                                    -----------
                                                                      1,090,584
                                                                    -----------
  Computers & Technology-8.83%
 +Altera ........................................     148,400         2,018,240
 +Brocade Communications Systems ................      71,100         1,242,828
*+Emulex ........................................      52,800         1,188,528
 +Intersil Class A ..............................      51,300         1,096,794
 +Lam Research ..................................      53,400           960,132
 +Novellus Systems ..............................      17,000           578,000
*+Sonus Networks ................................     201,600           407,232
 +VERITAS Software ..............................      35,650           705,514
 +Xilinx ........................................      80,100         1,796,643
                                                                    -----------
                                                                      9,993,911
                                                                    -----------
  Energy-2.66%
 +Cooper Cameron ................................      39,500         1,912,590
 +Nabors Industries .............................      31,100         1,093,476
                                                                    -----------
                                                                      3,006,066
                                                                    -----------
  Food, Beverage & Tobacco-2.72%
  Darden Restaurants ............................     124,500         3,075,150
                                                                    -----------
                                                                      3,075,150
                                                                    -----------

                                                     Number of         Market
                                                       Shares          Value

  COMMON STOCK (continued)
  Healthcare & Pharmaceuticals-8.83%
  Allergan ......................................      41,900      $  2,796,825
  AmerisourceBergen Class A .....................      24,200         1,839,200
 +Genentech .....................................      21,100           706,850
 +Guidant .......................................      46,000         1,390,580
 +IDEC Pharmaceuticals ..........................      33,300         1,180,485
 +Medimmune .....................................      78,900         2,082,960
                                                                    -----------
                                                                      9,996,900
                                                                    -----------
  Insurance-7.72%
  Ambac Financial Group .........................      16,200         1,091,880
  Fidelity National Financial ...................      65,400         2,066,640
  PartnerRe .....................................      70,300         3,441,185
*+Willis Group Holdings .........................      65,000         2,139,150
                                                                    -----------
                                                                      8,738,855
                                                                    -----------
  Leisure, Lodging & Entertainment-6.13%
 +Brinker International .........................      81,600         2,590,800
 +Host Marriott .................................     118,400         1,337,920
  Marriott International-Class A ................      36,800         1,400,240
 *Royal Caribbean Cruises .......................      82,600         1,610,700
                                                                    -----------
                                                                      6,939,660
                                                                    -----------
  Real Estate-0.69%
  LNR Property ..................................      22,800           786,600
                                                                    -----------
                                                                        786,600
                                                                    -----------
  Retail-16.30%
 +Bed Bath & Beyond .............................     119,100         4,494,834
 +Dollar Tree Stores ............................     120,950         4,766,640
 +Kohl's ........................................      80,800         5,662,464
 +Staples .......................................     119,200         2,348,240
  Tiffany .......................................      33,500         1,179,200
                                                                    -----------
                                                                     18,451,378
                                                                    -----------
  Telecommunications-5.30%
 +Applied Micro Circuits ........................     218,100         1,031,613
 +Ciena .........................................     219,798           920,953
 +L-3 Communications ............................      20,000         1,080,000
  Linear Technology .............................      53,200         1,672,076
 +Network Appliance .............................     104,300         1,297,492
                                                                    -----------
                                                                      6,002,134
                                                                    -----------
  Textiles, Apparel & Furniture-1.56%
 +Jones Apparel Group ...........................      47,000         1,762,500
                                                                    -----------
                                                                      1,762,500
                                                                    -----------
  Transportation & Shipping-0.68%
*+Ryanair Holdings ADR ..........................      22,000           767,162
                                                                    -----------
                                                                        767,162
                                                                    -----------
  Total Common Stock
   (cost $102,795,122) ..........................                   105,541,467
                                                                    -----------

                                                          Growth Opportunities-1

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Statement of Net Assets (continued)

                                                       Principal       Market
                                                         Amount        Value
  REPURCHASE AGREEMENTS-6.84%
  With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $2,006,000 U.S. Treasury
   Notes 6.00% due 9/30/02, market
   value $2,056,387 and $768,000
   U.S. Treasury Notes 5.375%
   due 6/30/03, market
   value $813,767) ..............................  $2,808,600        $2,808,600
  With J. P. Morgan Securities 1.83%
   7/1/02 (dated 6/28/02, collateralized
   by $2,174,000 U.S. Treasury Bills
   due 9/19/02, market
   value $2,166,713) ............................   2,123,800         2,123,800
  With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by
   $1,003,000 U.S. Treasury
   Notes 5.375% due 6/30/03, market
   value $1,063,414 and $1,003,000
   U.S. Treasury Notes 5.875%
   due 2/15/04, market
   value $1,077,213 and $648,000
   U.S. Treasury Notes 6.625%
   due 5/15/07, market
   value $724,668) ..............................   2,808,600         2,808,600
                                                                     ----------
  Total Repurchase Agreements
   (cost $7,741,000) ............................                     7,741,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-100.07% (cost $110,536,122) .....  113,282,467

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.07%) ..........      (80,812)
                                                                   ------------
NET ASSETS APPLICABLE TO 9,735,860 SHARES OUTSTANDING-100.00% .... $113,201,655
                                                                   ============
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES STANDARD CLASS
 ($89,484,268 / 7,690,376 SHARES) ................................       $11.64
                                                                         ======
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES SERVICE CLASS
 ($23,717,387 / 2,045,484 SHARES) ................................       $11.60
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ... $152,197,699
Accumulated net investment loss ..................................     (166,608)
Accumulated net realized loss on investments .....................  (41,575,781)
Net unrealized appreciation of investments .......................    2,746,345
                                                                   ------------
Total net assets ................................................. $113,201,655
                                                                   ============
-----------
+ Non-income producing security for the period ended June 30, 2002.
* Fully or partially on loan. See Note #7 in "Notes to Financial Statements."

                             See accompanying notes

                                                          Growth Opportunities-2

Delaware VIP Trust-
Delaware VIP Growth Opportunities Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends ......................................................   $    330,294
Interest .......................................................         76,598
Security lending income ........................................         19,311
                                                                   ------------
                                                                        426,203
                                                                   ------------
EXPENSES:
Management fees ................................................        494,360
Accounting and administration expenses .........................         28,264
Distribution expense - Service Class ...........................         20,385
Professional fees ..............................................         13,427
Custodian fees .................................................         13,278
Reports and statements to shareholders .........................         10,800
Dividend disbursing and transfer agent fees
  and expenses .................................................          6,587
Registration fees ..............................................          5,500
Trustees' fees .................................................          3,250
Taxes (other than taxes on income) .............................            150
Other ..........................................................         25,265
                                                                   ------------
                                                                        621,266
Less expenses absorbed or waived ...............................        (26,601)
Less expenses paid indirectly ..................................         (1,854)
                                                                   ------------
Total expenses .................................................        592,811
                                                                   ------------
NET INVESTMENT LOSS ............................................       (166,608)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments ...............................     (5,858,212)
Net change in unrealized appreciation / depreciation
  of investments ...............................................    (12,174,502)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS ...............................................    (18,032,714)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................................   $(18,199,322)
                                                                   ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Growth Opportunities Series
Statements of Changes in Net Assets

                                                     Period            Year
                                                  Ended 6/30/02        Ended
                                                   (Unaudited)        12/31/01
                                                  -------------       --------
DECREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment loss ...........................   $   (166,608)    $   (138,277)
Net realized loss on investments ..............     (5,858,212)     (19,916,068)
Net change in unrealized appreciation /
  depreciation of investments .................    (12,174,502)     (14,243,987)
                                                  ------------     ------------
Net decrease in net assets
  resulting from operations ...................    (18,199,322)     (34,298,332)
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net realized gain on investments:
  Standard Class ..............................    (11,778,054)     (33,514,750)
  Service Class ...............................     (3,103,956)      (6,742,377)
                                                  ------------     ------------
                                                   (14,882,010)     (40,257,127)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ..............................        278,080        4,893,748
  Service Class ...............................      2,899,747       39,418,561
Net asset value of shares issued upon
  reinvestment of dividends and
  distributions:
  Standard Class ..............................     11,778,054       33,514,750
  Service Class ...............................      3,103,956        6,742,377
                                                  ------------     ------------
                                                    18,059,837       84,569,436
                                                  ------------     ------------
Cost of shares repurchased:
  Standard Class ..............................    (13,905,446)     (38,348,021)
  Service Class ...............................     (3,290,716)     (34,375,706)
                                                  ------------     ------------
                                                   (17,196,162)     (72,723,727)
                                                  ------------     ------------
Increase in net assets derived from
  capital share transactions ..................        863,675       11,845,709
                                                  ------------     ------------
NET DECREASE IN NET ASSETS ....................    (32,217,657)     (62,709,750)

NET ASSETS:
Beginning of period ...........................    145,419,312      208,129,062
                                                  ------------     ------------
End of period .................................   $113,201,655     $145,419,312
                                                  ============     ============

                             See accompanying notes

                                                          Growth Opportunities-3

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP Growth Opportunities Series Standard Class
                                                                        Period
                                                                        Ended
                                                                       6/30/02(1)            Year Ended December 31,
                                                                      (Unaudited)   2001       2000       1999      1998      1997
                                                                      -------------------------------------------------------------
Net asset value, beginning of period                                    $15.010   $23.990    $28.550    $18.550   $17.270   $15.890

Income (loss) from investment operations:
Net investment loss(2) ................................................  (0.015)   (0.010)    (0.106)    (0.055)   (0.026)   (0.010)
Net realized and unrealized gain (loss) on investments ................  (1.781)   (4.209)    (1.459)    11.055     2.901     2.260
                                                                        -------   -------    -------    -------    ------    ------
Total from investment operations ......................................  (1.796)   (4.219)    (1.565)    11.000     2.875     2.250
                                                                        -------   -------    -------    -------    ------    ------
Less dividends and distributions from:
Net realized gain on investments ......................................  (1.574)   (4.761)    (2.995)    (1.000)   (1.595)   (0.870)
                                                                        -------   -------    -------    -------    ------    ------
Total dividends and distributions .....................................  (1.574)   (4.761)    (2.995)    (1.000)   (1.595)   (0.870)
                                                                        -------   -------    -------    -------    ------    ------

Net asset value, end of period ........................................ $11.640   $15.010    $23.990    $28.550   $18.550   $17.270
                                                                        =======   =======    =======    =======   =======   =======
Total return(3) ....................................................... (13.15%)  (15.78%)    (8.52%)    62.94%    18.81%    14.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................... $89,484  $117,527   $180,008   $216,062  $130,548  $110,455
Ratio of expenses to average net assets ...............................   0.87%     0.85%      0.84%      0.82%     0.80%     0.80%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly .......................................   0.91%     0.87%      0.84%      0.82%     0.86%     0.87%
Ratio of net investment loss to average net assets ....................  (0.22%)   (0.06%)    (0.36%)    (0.27%)   (0.16%)   (0.06%)
Ratio of net investment loss to average net assets prior to expense
   limitation and expenses paid indirectly ............................  (0.26%)   (0.08%)    (0.36%)    (0.27%)   (0.22%)   (0.13%)
Portfolio turnover ....................................................    104%      117%       128%       132%      142%      134%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                          Growth Opportunities-4

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                              Delaware VIP Growth Opportunities Series Service Class
                                                                                    Period
                                                                                    Ended             Year             5/1/00(2)
                                                                                  6/30/02(1)          Ended               to
                                                                                 (Unaudited)         12/31/01          12/31/00
                                                                                 ----------------------------------------------
Net asset value, beginning of period                                               $14.970           $23.980            $28.020

Loss from investment operations:
Net investment loss(3)                                                              (0.025)           (0.033)            (0.087)
Net realized and unrealized loss on investments                                     (1.771)           (4.216)            (3.953)
                                                                                   -------           -------            -------
Total from investment operations                                                    (1.796)           (4.249)            (4.040)
                                                                                   -------           -------            -------
Less dividends and distributions from:
Net realized gain on investments                                                    (1.574)           (4.761)                 -
                                                                                   -------           -------            -------
Total dividends and distributions                                                   (1.574)           (4.761)                 -
                                                                                   -------           -------            -------

Net asset value, end of period                                                     $11.600           $14.970            $23.980
                                                                                   =======           =======            =======

Total return(4)                                                                    (13.19%)          (15.94%)           (14.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                            $23,718           $27,893            $28,122
Ratio of expenses to average net assets                                              1.02%             1.00%              0.99%
Ratio of expenses to average net assets prior to expense limitation and expenses
  paid indirectly                                                                    1.06%             1.02%              0.99%
Ratio of net investment loss to average net assets                                  (0.37%)           (0.21%)            (0.47%)
Ratio of net investment loss to average net assets prior to expense limitation and
  expenses paid indirectly                                                          (0.41%)           (0.23%)            (0.47%)
Portfolio turnover                                                                    104%              117%               128%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                          Growth Opportunities-5

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,582 for the period ended June 30, 2002. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002, were approximately $272. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                          Growth Opportunities-6

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2002 and 0.90% from May 1, 2002 through April 30, 2003.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,               Other
     Investment             transfer agent fees,              expenses
     management                accounting                     payable
   fee payable to           and other expenses                to DMC
        DMC                   payable to DSC               and affiliates
   --------------           ------------------             --------------
      $72,597                     $6,936                       $4,697

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .............  $64,744,036
Sales .................  $79,809,266

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        Aggregate            Aggregate
      Cost of          unrealized           unrealized     Net unrealized
    investments       appreciation         depreciation     appreciation
    -----------       ------------         ------------    --------------
   $110,536,122        $17,056,526         $(14,310,181)     $2,746,345

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                 Period               Year
                                  ended               ended
                                 6/30/02            12/31/01
                                 -------            --------
Ordinary income .............  $ 9,256,345        $        --
Long-term capital gain ......    5,625,665         40,257,127
                               -----------        -----------
Total .......................  $14,882,010        $40,257,127
                               ===========        ===========

                                                          Growth Opportunities-7

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                                            Period               Year
                                                                             ended               ended
                                                                            6/30/02             12/31/01
                                                                            -------             --------
Shares sold:
   Standard Class ......................................................      19,574              268,982
   Service Class .......................................................     209,224            2,316,204

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ......................................................     897,718            2,435,665
   Service Class .......................................................     237,305              490,712
                                                                          ----------           ----------
                                                                           1,363,821            5,511,563
                                                                          ----------           ----------
Shares repurchased:
   Standard Class ......................................................  (1,058,823)          (2,375,700)
   Service Class .......................................................    (264,370)          (2,116,362)
                                                                          ----------           ----------
                                                                          (1,323,193)          (4,492,062)
                                                                          ----------           ----------
Net increase ...........................................................      40,628            1,019,501
                                                                          ==========           ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2002 were as follows:

                 Market value
                of securities         Market value
                   on loan            of collateral
                -------------         -------------
                 $8,477,232            $8,628,665

8. Credit and Market Risk
The Series invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

                                                          Growth Opportunities-8

Delaware vip Trust-Delaware vip High Yield Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                        Principal      Market
                                                          Amount       Value
ASSET-BACKED SECURITIES-0.67%
Morgan Stanley Dean Witter Capital 1
 Series 01-NC3N N 12.75% 10/25/31 ..................    $ 244,152   $  246,593
 Series 01-NC2N N 12.75% 1/26/32 ...................      121,069      123,491
                                                                    ----------
Total Asset-Backed Securities
  (cost $365,221) ..................................                   370,084
                                                                    ----------
COLLATERALIZED MORTGAGE OBLIGATIONS-2.20%
Citicorp Mortgage Securities Series
  01-14 B3 6.6141% 9/25/31 .........................      152,862      128,959
Credit Suisse First Boston Mortgage
 Securities
 Series 01-CK1 J 5.863% 12/16/35 ...................      550,000      428,829
 Series 01-26 1B4 6.75% 11/25/31 ...................      104,296       79,589
Master Asset Securitization Trust
 Series 01-3 B4 6.0149% 1/25/32 ....................       74,189       60,391
Prudential Securities Secured Financing
 Series 98-C1 J 7.3649% 5/15/13 ....................      250,000      192,432
Salomon Brothers Mortgage Securities
 Series 99-C1 H 7.00% 5/18/32 ......................      200,000      161,940
Washington Mutual Mortgage Securities
  Series 01-8 CB4 6.71% 8/25/31 ....................      211,163      170,250
                                                                    ----------
Total Collateralized Mortgage
  Obligations (cost $1,170,763) ....................                 1,222,390
                                                                    ----------

CORPORATE BONDS-90.70%
Aerospace & Defense-1.34%
BE Aerospace 9.50% 11/1/08 .........................      560,000      546,000
Sequa 9.00% 8/1/09 .................................      195,000      196,950
                                                                    ----------
                                                                       742,950
                                                                    ----------
Automobiles & Automotive Parts-3.77%
Advanced Accessory Systems/AAS
  Capital 9.75% 10/1/07 ............................      100,000       93,500
Asbury Automotive Group 9.00% 6/15/12 ..............      555,000      538,350
Collins & Aikman Products
  10.75% 12/31/11 ..................................      385,000      388,850
CSK Auto 12.00% 6/15/06 ............................      385,000      413,394
Navistar International 9.375% 6/1/06 ...............      285,000      294,975
Neff 10.25% 6/1/08 .................................      250,000      151,250
Venture Holdings Trust 12.00% 6/1/09 ...............      525,000      207,375
                                                                    ----------
                                                                     2,087,694
                                                                    ----------
Banking & Finance-1.49%
Citigroup 7.50% 11/14/03 ...........................      185,000      184,052
Finova Group 7.50% 11/15/09 ........................      650,000      217,750
Sovereign Bancorp 10.50% 11/15/06 ..................      245,000      270,725
Western Financial Bank 9.625% 5/15/12 ..............      150,000      150,750
                                                                    ----------
                                                                       823,277
                                                                    ----------
Basic Industry/Capital Goods-0.26%
Tyco International Group
  6.375% 10/15/11 ..................................      190,000      145,728
                                                                    ----------
                                                                       145,728
                                                                    ----------
Building & Materials-1.00%
Building Materials 7.75% 7/15/05 ...................      290,000      257,013
Forest Wheeler 6.75% 11/15/05 ......................      480,000      295,200
                                                                    ----------
                                                                       552,213
                                                                    ----------
                                                        Principal      Market
                                                          Amount       Value
  CORPORATE BONDS (continued)
  Cable, Media & Publishing-9.93%
  Charter Communications
   10.75% 10/1/09 ..................................   $1,055,000    $ 746,501
** 12.125% 1/15/12 .................................    1,800,000      585,000
   12.125% 1/15/12 .................................      250,000       81,250
  CSC Holdings 10.50% 5/15/16 ......................      290,000      218,950
  EchoStar Broadband 10.375% 10/1/07 ...............      640,000      614,400
**Insight Communications 12.25% 2/15/11 ............      740,000      321,900
  Insight Midwest 10.50% 11/1/10 ...................      570,000      535,800
  Lodgenet Entertainment 10.25% 12/15/06 ...........      550,000      561,000
  Mediacom Broadband 11.00% 7/15/13 ................      610,000      573,400
  PanAmSat 144A 8.50% 2/1/12 .......................      285,000      263,625
  Rogers Cablesystems 10.00% 3/15/05 ...............      520,000      543,400
  Von Hoffman 144A 10.25% 3/15/09 ..................      195,000      200,850
  WRC Media 12.75% 11/15/09 ........................      250,000      256,875
                                                                    ----------
                                                                     5,502,951
                                                                    ----------
  Chemicals-7.12%
  Avecia Group 11.00% 7/1/09 .......................      400,000      400,000
  FMC 6.375% 9/1/03 ................................      345,000      333,855
  Huntsman International
   9.875% 3/1/09 ...................................      100,000      100,750
   10.125% 7/1/09 ..................................      645,000      580,500
  IMC Global 6.55% 1/15/05 .........................      345,000      329,016
  Lyondell Chemical 9.875% 5/1/07 ..................      220,000      211,200
  Macdermid 9.125% 7/15/11 .........................      380,000      400,900
  Methanex 8.75% 8/15/12 ...........................      420,000      430,500
  Solutia
   6.50% 10/15/02 ..................................      750,000      716,249
   6.72% 10/15/37 ..................................      520,000      444,600
                                                                    ----------
                                                                     3,947,570
                                                                    ----------
  Computers & Technology-1.63%
  ASAT Finance 12.50% 11/1/06 ......................      357,500      284,213
  ChipPAC International 12.75% 8/1/09 ..............      300,000      316,500
  Seagate Technology International
   8.00% 5/15/09 ...................................      300,000      301,500
                                                                    ----------
                                                                       902,213
                                                                    ----------
  Consumer Products-1.96%
  Albecca 10.75% 8/15/08 ...........................      230,000      252,138
  American Greetings 11.75% 7/15/08 ................      390,000      429,000
  Salton 12.25% 4/15/08 ............................      395,000      406,850
                                                                    ----------
                                                                     1,087,988
                                                                    ----------
  Energy-4.60%
  Compton Petroleum 9.90% 5/15/09 ..................      365,000      372,300
  Denbury Resources 9.00% 3/1/08 ...................      225,000      222,188
  El Paso Energy Partners 8.50% 6/1/11 .............      425,000      424,999
  Encore Acquisition 8.375% 6/15/12 ................      275,000      277,063
  Grant Prideco 9.625% 12/1/07 .....................      300,000      315,000
  Swift Energy 9.375% 5/1/12 .......................      210,000      198,975
  Vintage Petroleum
   7.875% 5/15/11 ..................................      285,000      259,350
   8.25% 5/1/12 ....................................      350,000      345,625
  YPF 8.00% 2/15/04 ................................      180,000      134,100
                                                                    ----------
                                                                     2,549,600
                                                                    ----------

                                                                    High Yield-1

Delaware vip Trust-Delaware vip High Yield Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                          Amount       Value
CORPORATE BONDS (continued)
Environmental Services-1.06%
Allied Waste North America
  8.875% 4/1/08 ....................................     $160,000    $ 157,600
IESI 10.25% 6/15/12 ................................      275,000      276,375
Synagro Technologies 9.50% 4/1/09 ..................      150,000      154,500
                                                                    ----------
                                                                       588,475
                                                                    ----------
Food, Beverage & Tobacco-6.82%
Advantica Restaurant Group
  11.25% 1/15/08 ...................................      815,000      640,793
B&G Foods 9.625% 8/1/07 ............................      275,000      283,250
CKE Restaurants 9.125% 5/1/09 ......................      600,000      582,000
Constellation Brands 8.125% 1/15/12 ................      190,000      195,938
Di Giorgio 10.00% 6/15/07 ..........................      650,000      662,999
Dimon 9.625% 10/15/11 ..............................      205,000      215,763
Fleming 9.875% 5/1/12 ..............................      625,000      593,750
Ingles Markets 8.875% 12/1/11 ......................      270,000      270,000
Marsh Supermarket 8.875% 8/1/07 ....................      340,000      336,600
                                                                    ----------
                                                                     3,781,093
                                                                    ----------
Healthcare & Pharmaceuticals-7.50%
aaiPharma 11.00% 4/1/10 ............................      515,000      478,950
Concentra Operating 13.00% 8/15/09 .................      395,000      448,325
Extendicare Health Services
  9.35% 12/15/07 ...................................      520,000      486,200
  9.50% 7/1/10 .....................................      150,000      150,938
Fresenius Medical Capital
  7.875% 2/1/08 ....................................      270,000      243,675
Hanger Orthopedic Group
  10.375% 2/15/09 ..................................      350,000      365,750
Healthsouth 10.75% 10/1/08 .........................      355,000      394,050
Kinetic Concepts 9.625% 11/1/07 ....................      650,000      649,999
Radiologix 10.50% 12/15/08 .........................      325,000      336,375
Stewart Enterprises 10.75% 7/1/08 ..................      330,000      366,300
Triad Hospitals 8.75% 5/1/09 .......................      225,000      236,250
                                                                    ----------
                                                                     4,156,812
                                                                    ----------
Home Builders-2.34%
Beazer Homes USA 8.625% 5/15/11 ....................      275,000      280,500
DR Horton 9.75% 9/15/10 ............................      375,000      390,000
Ryland Group 8.25% 4/1/08 ..........................      250,000      251,250
Tech Olympic USA 10.375% 7/1/12 ....................      375,000      375,000
                                                                    ----------
                                                                     1,296,750
                                                                    ----------
Industrial Machinery-0.50%
JLG Industries 8.375% 6/15/12 ......................      190,000      190,950
Motors and Gears 10.75% 11/15/06 ...................       90,000       86,400
                                                                    ----------
                                                                       277,350
                                                                    ----------
Insurance-0.90%
Fairfax Financial Holdings
  7.75% 12/15/03 ...................................      525,000      499,686
                                                                    ----------
                                                                       499,686
                                                                    ----------
                                                        Principal      Market
                                                          Amount       Value
CORPORATE BONDS (continued)
Leisure, Lodging & Entertainment-6.84%
Alliance Gaming 10.00% 8/1/07 ......................     $240,000    $ 250,800
Chumash Casino 9.00% 7/15/10 .......................      385,000      391,738
Circus & Eldorado Joint Venture
  10.125% 3/1/12 ...................................      470,000      481,750
Extended Stay America 9.875% 6/15/11 ...............      475,000      486,874
John Q Hammons Hotels
  8.875% 5/15/12 ...................................      355,000      349,675
Mandalay Resort 10.25% 8/1/07 ......................      190,000      200,213
MeriStar Hospitality Operating
  Partnership 10.50% 6/15/09 .......................      260,000      263,900
Penn National Gaming 11.125% 3/1/08 ................      275,000      298,031
Regal Cinemas 9.375% 2/1/12 ........................      185,000      192,400
Six Flags Entertainment 9.50% 2/1/09 ...............      450,000      461,250
Wheeling Island Gaming
  10.125% 12/15/09 .................................      400,000      414,000
                                                                    ----------
                                                                     3,790,631
                                                                    ----------
Lodging REIT-0.51%
RFS Partnership 9.75% 3/1/12 .......................      280,000      284,200
                                                                    ----------
                                                                       284,200
                                                                    ----------
Metals & Mining-1.02%
Jorgensen Earle M. 9.75% 6/1/12 ....................      570,000      564,300
                                                                    ----------
                                                                       564,300
                                                                    ----------
Packaging & Containers-4.73%
AEP Industries 9.875% 11/15/07 .....................      450,000      447,749
BPC Holding 12.50% 6/15/06 .........................      355,000      374,525
Graphic Packaging 8.625% 2/15/12 ...................      275,000      285,313
Plastipak Holdings 10.75% 9/1/11 ...................      270,000      297,675
Portola Packaging 10.75% 10/1/05 ...................      350,000      346,500
Radnor Holdings
 10.00% 12/1/03 ....................................      325,000      299,000
 10.00% 12/1/03 ....................................       75,000       69,000
Silgan 9.00% 6/1/09 ................................      205,000      212,175
Stone Container 8.375% 7/1/12 ......................      285,000      288,563
                                                                    ----------
                                                                     2,620,500
                                                                    ----------
Paper & Forest Products-1.70%
Ainsworth Lumber 13.875% 7/15/07 ...................      105,000      118,125
Georgia Pacific 9.50% 12/1/11 ......................      410,000      417,958
Tembec Industries 8.50% 2/1/11 .....................      395,000      408,825
                                                                    ----------
                                                                       944,908
                                                                    ----------
REIT-2.01%
Health Care REIT 7.50% 8/15/07 .....................      370,000      388,586
Nationwide Health Properties
  7.06% 12/5/06 ....................................      310,000      308,069
Senior Housing Properties Trust
  8.625% 1/15/12 ...................................      225,000      232,875
Tanger Properties L.P. 9.125% 2/15/08 ..............      185,000      187,320
                                                                    ----------
                                                                     1,116,850
                                                                    ----------
Restaurants-0.04%
Perkins Family Restaurants
   10.125% 12/15/07 ................................       20,000       20,100
                                                                    ----------
                                                                        20,100
                                                                    ----------

                                                                    High Yield-2

Delaware vip Trust-Delaware vip High Yield Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                          Amount       Value
  CORPORATE BONDS (continued)
  Retail-8.06%
  Avado Brands 9.75% 6/1/06 ........................     $380,000    $ 191,900
  D&B Acquisition 12.25% 7/15/09 ...................      330,000      318,846
  Gap 8.80% 12/15/08 ...............................      350,000      361,500
  J Crew Group 10.375% 10/15/07 ....................      700,000      609,000
  J Crew Operating 13.125% 10/15/08 ................      380,000      239,400
  Kmart 9.875% 6/15/08 .............................      685,000      274,000
  Levi Strauss
   6.80% 11/1/03 ...................................      360,000      334,800
   11.625% 1/15/08 .................................      425,000      405,875
  Office Depot 10.00% 7/15/08 ......................      570,000      629,849
  Petco Animal Supplies 10.75% 11/1/11 .............      500,000      542,500
  Remington Arms 9.50% 12/1/03 .....................      400,000      387,000
  Saks 7.25% 12/1/04 ...............................      175,000      173,250
                                                                    ----------
                                                                     4,467,920
                                                                    ----------
  Telecommunications-3.59%
**Alamosa Holding 12.875% 2/15/10 ..................      530,000       82,150
**Allegiance Telecommunications
   11.75% 2/15/08 ..................................      360,000       41,400
  American Tower 9.375% 2/1/09 .....................      275,000      152,625
  Avaya 11.125% 4/1/09 .............................      285,000      262,200
  Crown Castle International
** 10.375% 5/15/11 .................................      275,000      127,875
   10.75% 8/1/11 ...................................      175,000      116,375
  France Telecom 8.50% 3/1/31 ......................      180,000      159,632
  Horizon PCS 13.75% 6/15/11 .......................      315,000      105,525
  Level 3 Communications 11.00% 3/15/08 ............      300,000      105,000
  Nextel Communications
   9.375% 11/15/09 .................................      365,000      186,150
** 10.65% 9/15/07 ..................................      265,000      145,088
  Nextel International 12.75% 8/1/10 ...............      900,000       15,750
**Nextel Partners 14.00% 2/1/09 ....................      375,000      102,188
**SBA Communications 12.00% 3/1/08 .................      215,000      121,475
  Sprint Capital 8.375% 3/15/12 ....................      100,000       82,973
  Time Warner Telecommunications
   9.75% 7/15/08 ...................................      175,000       84,875
**Ubiquitel 14.00% 4/15/10 .........................      690,000      100,050
                                                                    ----------
                                                                     1,991,331
                                                                    ----------
  Transportation & Shipping-2.11%
  Atlas Air 10.75% 8/1/05 ..........................      175,000       93,625
  CP Ships Limited 10.375% 7/15/12 .................      425,000      420,750
  Hornbeck-Leevac 10.625% 8/1/08 ...................      415,000      436,269
  Teekay Shipping 8.875% 7/15/11 ...................      210,000      219,450
                                                                    ----------
                                                                     1,170,094
                                                                    ----------

                                                        Principal      Market
                                                          Amount       Value

  CORPORATE BONDS (continued)
  Utilities-7.87%
  Avista 9.75% 6/1/08 ..............................    $ 175,000   $  183,878
  Calpine 10.50% 5/15/06 ...........................      625,000      471,875
  Calpine Canada Energy Finance
   8.50% 5/1/08 ....................................    1,025,000      707,249
  CMS Energy
   8.90% 7/15/08 ...................................      585,000      421,731
   9.875% 10/15/07 .................................      210,000      157,677
  Midland Funding 11.75% 7/23/05 ...................      190,000      192,642
  Mission Energy 13.50% 7/15/08 ....................      425,000      429,250
  Ocean Rig Norway 10.25% 6/1/08 ...................      325,000      287,625
  Orion Power Holdings 12.00% 5/1/10 ...............      460,000      388,700
  PG&E National Energy Group
   10.375% 5/16/11 .................................      605,000      618,168
  Western Resources
   7.875% 5/1/07 ...................................      140,000      139,229
   9.75% 5/1/07 ....................................      380,000      364,401
                                                                    ----------
                                                                     4,362,425
                                                                    ----------
  Total Corporate Bonds
   (cost $53,258,581)                                               50,275,609
                                                                    ----------

  FOREIGN BONDS-3.87%
  Brazil Global Bond 8.875% 4/15/24 ................      285,000      138,938
  Federal Republic of Brazil
   11.00% 8/17/40 ..................................      530,000      298,125
  Government of Grenada
   9.375% 6/30/12 ..................................      240,000      240,000
  Republic of Colombia 11.75% 2/25/20 ..............      215,000      210,915
  Republic of Ecuador 5.00% 8/15/30 ................      860,000      436,450
  Republic of Venezuela 2.875% 12/18/07 ............      428,565      317,475
  Russia 5.00% 3/31/30 .............................      725,000      505,234
                                                                    ----------
  Total Foreign Bonds
   (cost $2,361,952)                                                 2,147,137
                                                                    ----------
                                                        Number of
                                                         Shares
  PREFERRED STOCKS-0.00%
  Dobson PIK 12.25% ................................            1          496
                                                                    ----------
  Total Preferred Stocks
   (cost $1,371)                                                           496
                                                                    ----------
  RIGHTS AND WARRANTS-0.00%
 *Horizon PCS ......................................        1,050           53
                                                                    ----------
  Total Warrants (cost $71,923)                                             53
                                                                    ----------

                                                                    High Yield-3

                                                        Principal      Market
                                                          Amount       Value
REPURCHASE AGREEMENTS-3.15%
With BNP Paribas 1.91% 7/1/02
 (dated 6/28/02, collateralized by
 $452,000 U.S. Treasury Notes 6.00%
 due 9/30/02, market value $463,823
 and $173,000 U.S. Treasury Notes 5.375%
  due 6/30/03, market value $183,547) ..............    $ 634,000    $ 634,000
With J.P. Morgan Securities
 1.83% 7/1/02 (dated 6/28/02,
 collateralized by $490,000
 U.S. Treasury Bills due 9/19/02,
 market value $488,707) ............................      479,000      479,000

REPURCHASE AGREEMENTS (continued)
With UBS Warburg 1.90% 7/1/02
 (dated 6/28/02, collateralized by
 $226,000 U.S. Treasury Notes
 5.375% due 6/30/03, market value
 $239,855 and $226,000 U.S. Treasury
 Notes 5.875% due 2/15/04, market
 value $242,968 and $146,000
 U.S. Treasury Notes 6.625%
 due 5/15/07, market value $163,450) ...............       633,000     633,000
                                                                    ----------
Total Repurchase Agreements
 (cost $1,746,000) .................................                 1,746,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES-100.59% (cost $58,975,811) ........................................       55,761,769
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.59%) ............................................         (329,277)
                                                                                                         ------------
NET ASSETS APPLICABLE TO 12,221,310 SHARES OUTSTANDING-100.00% .....................................     $ 55,432,492
                                                                                                         ============

NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($46,750,763 / 10,307,430 SHARES) ....            $4.54
                                                                                                                =====
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($8,681,729 / 1,913,880 SHARES) .......            $4.54
                                                                                                                =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) .....................................     $114,886,972
Undistributed net investment income ................................................................        3,072,103
Accumulated net realized loss on investments .......................................................      (58,970,666)
Net unrealized depreciation of investments .........................................................       (3,555,917)
                                                                                                         ------------
Total net assets ...................................................................................      $55,432,492
                                                                                                          ===========

------------
 *Non-income producing security for the period ended June 30, 2002. **Zero coupon bond. The interest rate shown is the step-up rate.

  PIK-Pay-in-kind
  REIT-Real Estate Investment Trust

                             See accompanying notes

                                                                    High Yield-4

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Assets and Liabilities
June 30, 2002 (Unaudited)

ASSETS:
Investments at market (cost $58,975,811) ...........  $55,761,769
Cash and foreign currency ..........................      519,651
Dividends and interest receivable ..................    1,227,709
Receivable for securities sold .....................    3,521,827
Subscriptions receivable ...........................        7,276
                                                      -----------
Total assets .......................................   61,038,232
                                                      -----------

LIABILITIES:
Payable for securities purchased ...................    5,303,663
Liquidations payable ...............................      261,410
Other accounts payable and accrued expenses ........       40,667
                                                      -----------
Total liabilities ..................................    5,605,740
                                                      -----------
TOTAL NET ASSETS ...................................  $55,432,492
                                                      ===========


See accompanying notes

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Operations
Period Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Interest ...........................................   $3,109,664
Dividends ..........................................       81,344
                                                      -----------
                                                        3,191,008
                                                      -----------
Expenses:
Management fees ....................................      186,955
Accounting and administration expenses .............       12,340
Distribution expenses - Service Class ..............        5,698
Registration fees ..................................        5,500
Professional fees ..................................        5,000
Custodian fees .....................................        4,752
Dividend disbursing and transfer agent
   fees and expenses ...............................        3,085
Reports and statements to shareholders .............        2,000
Trustees' fees .....................................        1,200
Taxes (other than taxes on income) .................          500
Other ..............................................       11,000
                                                      -----------
                                                          238,030
Less expenses paid indirectly ......................       (2,018)
                                                      -----------
Total expenses .....................................      236,012
                                                      -----------

NET INVESTMENT INCOME                                   2,954,996
                                                      -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ...................   (2,808,845)
Net change in unrealized appreciation /
   depreciation of investments .....................   (2,209,733)
                                                      -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..................................   (5,018,578)
                                                      -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .......................  $(2,063,582)
                                                      ===========

                             See accompanying notes

                                                                    High Yield-5

Delaware VIP Trust-Delaware VIP High Yield Series
Statements of Changes in Net Assets

                                                                                               Period
                                                                                                Ended         Year
                                                                                               6/30/02        Ended
                                                                                             (Unaudited)     12/31/01
                                                                                             -----------     --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...................................................................... $ 2,954,996    $ 6,244,358
Net realized loss on investments............................................................  (2,808,845)   (15,807,761)
Net change in unrealized appreciation / depreciation on investments.........................  (2,209,733)     6,954,960
                                                                                             -----------    -----------
Net decrease in net assets resulting from operations .......................................  (2,063,582)    (2,608,443)
                                                                                             -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..........................................................................  (5,152,255)    (5,269,940)
   Service Class ...........................................................................    (755,343)      (201,791)
                                                                                             -----------    -----------
                                                                                              (5,907,598)    (5,471,731)
                                                                                             -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..........................................................................   6,675,004     12,378,096
   Service Class ...........................................................................   5,584,745      6,222,152
Net asset value of shares issued upon reinvestment of dividends and distributions:
   Standard Class ..........................................................................   5,152,255      5,267,003
   Service Class ...........................................................................     755,343        201,791
                                                                                             -----------    -----------
                                                                                              18,167,347     24,069,042
                                                                                             -----------    -----------
Cost of shares repurchased:
   Standard Class ..........................................................................  (9,683,597)   (17,911,014)
   Service Class ...........................................................................  (2,253,929)    (1,194,701)
                                                                                             -----------    -----------
                                                                                             (11,937,526)   (19,105,715)
                                                                                             -----------    -----------

Increase in net assets derived from capital share transactions .............................   6,229,821      4,963,327
                                                                                             -----------    -----------

NET DECREASE IN NET ASSETS .................................................................  (1,741,359)    (3,116,847)

NET ASSETS:
Beginning of period ........................................................................  57,173,851     60,290,698
                                                                                             -----------    -----------
End of period .............................................................................. $55,432,492    $57,173,851
                                                                                             ===========    ===========

                             See accompanying notes

                                                                    High Yield-6

Delaware VIP Trust-Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP High Yield Series Standard Class
                                                             Period
                                                              Ended
                                                            6/30/02(1)                   Year Ended December 31,
                                                           (Unaudited)     2001(2)      2000         1999        1998         1997
                                                           -------------------------------------------------------------------------
Net asset value, beginning of period .....................     $5.220      $6.000       $7.420      $8.460       $9.510      $9.170

Income (loss) from investment operations:
Net investment income(3) .................................      0.252       0.586        0.722       0.781        0.906       0.863
Net realized and unrealized gain (loss) on investments ...     (0.398)     (0.821)      (1.896)     (0.987)      (1.048)      0.332
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations .........................     (0.146)     (0.235)      (1.174)     (0.206)      (0.142)      1.195
                                                               ------      ------       ------      ------       ------      ------
Less dividends and distributions from:
Net investment income ....................................     (0.534)     (0.545)      (0.246)     (0.784)      (0.905)     (0.855)
Net realized gain on investments .........................          -           -            -      (0.050)      (0.003)          -
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions ........................     (0.534)     (0.545)      (0.246)     (0.834)      (0.908)     (0.855)
                                                               ------      ------       ------      ------       ------      ------
Net asset value, end of period ...........................     $4.540      $5.220       $6.000      $7.420       $8.460      $9.510
                                                               ======      ======       ======      ======       ======      ======

Total return(4) ..........................................     (3.69%)     (4.10%)     (16.26%)     (2.64%)      (1.83%)     13.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................    $46,750     $51,459      $59,441    $102,633     $120,708     $98,875
Ratio of expenses to average net assets ..................      0.80%       0.79%        0.77%       0.72%        0.70%       0.70%
Ratio of net investment income to average net assets .....     10.29%      10.82%       10.80%       9.75%        9.85%       9.24%
Portfolio turnover .......................................       580%        557%         226%        110%          86%        121%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                    High Yield-7

Delaware VIP Trust-Delaware VIP High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                      Delaware VIP High Yield Series Service Class
                                                              Period
                                                              Ended        Year      5/1/00(3)
                                                           6/30/02(1)      Ended          to
                                                           (Unaudited)  12/31/01(2)   12/31/00
                                                           -----------------------------------
Net asset value, beginning of period .....................     $5.220      $6.000       $6.690

Income (loss) from investment operations:
Net investment income(4) .................................      0.249       0.578        0.474
Net realized and unrealized loss on investments ..........     (0.403)     (0.818)      (1.164)
                                                               ------      ------       ------
Total from investment operations .........................     (0.154)     (0.240)      (0.690)
                                                               ------      ------       ------
Less dividends and distributions from:
Net investment income ....................................     (0.526)     (0.540)           -
Net realized gain on investments .........................          -           -            -
                                                               ------      ------       ------
Total dividends and distributions ........................     (0.526)     (0.540)           -
                                                               ------      ------       ------
Net asset value, end of period ...........................     $4.540      $5.220       $6.000
                                                               ======      ======       ======

Total return(5) ..........................................     (3.46%)     (4.38%)     (10.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................     $8,682      $5,715         $850
Ratio of expenses to average net assets ..................      0.95%       0.94%        0.93%
Ratio of net investment income to average net assets .....     10.14%      10.67%       11.00%
Portfolio turnover .......................................       580%        557%         226%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                    High Yield-8

Delaware VIP Trust-Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $690 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002, were approximately $1,328. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                                    High Yield-9

Delaware vip Trust-Delaware vip High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ending June 30, 2002.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by the Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                                  Dividend disbursing,          Other
                 Investment       transfer agent fees,        expenses
                 management           accounting               payable
               fee payable to     and other expenses           to DMC
                    DMC             payable to DSC         and affiliates
               --------------     -------------------      --------------
                  $10,951              $2,316                  $8,097

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ...................................     $158,659,733
   Sales .......................................     $153,593,410

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                             Aggregate       Aggregate
               Cost of      unrealized      unrealized         Net unrealized
             investments   appreciation     depreciation        depreciation
             -----------   ------------     ------------       --------------
             $58,846,933    $1,149,406      $(4,234,570)        $(3,085,164)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                                 Period          Year
                                                 Ended          Ended
                                                6/30/02        12/31/01
                                              ----------      ----------
Ordinary income ......................        $5,907,598      $5,471,731

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,033,766 expires in 2007, $24,445,622 expires in 2008 and $18,082,790 expires in 2009.

                                                                   High Yield-10

Delaware vip Trust-Delaware vip High Yield Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                                      Period          Year
                                                                       Ended          Ended
                                                                      6/30/02        12/31/01
                                                                    ----------      ----------
Shares sold:
   Standard Class ...............................................    1,325,134       2,256,598
   Service Class ................................................    1,119,159       1,145,201

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...............................................    1,080,137         968,739
   Service Class ................................................      158,021          37,026
                                                                    ----------      ----------
                                                                     3,682,451       4,407,564
                                                                    ----------      ----------
Shares repurchased:
   Standard Class ...............................................   (1,947,567)     (3,276,082)
   Service Class ................................................     (457,991)       (229,091)
                                                                    ----------      ----------
                                                                    (2,405,558)     (3,505,173)
                                                                    ----------      ----------
Net increase ....................................................    1,276,893         902,391
                                                                     =========         =======

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Credit and Market Risk
The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                                   High Yield-11

Delaware VIP Trust-Delaware VIP International Value Equity Series *** Statement of Net Assets
June 30, 2002 (Unaudited)

                                                                      Market
                                                        Number of      Value
                                                          Shares      (U.S. $)
 COMMON STOCK-98.23%
 Australia-12.75%
 Amcor ............................................     1,087,470   $ 5,030,119
 CSR ..............................................       545,288     1,955,963
 Foster's Brewing Group ...........................     2,241,520     5,939,068
 National Australia Bank ..........................       298,639     5,934,491
 Orica ............................................       350,793     1,884,502
 Paperlinx ........................................       142,486       387,925
 Telstra ..........................................     1,200,221     3,139,647
                                                                    -----------
                                                                     24,271,715
                                                                    -----------
 Belgium-1.36%
 Electrabel .......................................        11,184     2,584,605
                                                                    -----------
                                                                      2,584,605
                                                                    -----------
 Finland-1.13%
 Upm-Kymmene ......................................        54,779     2,156,416
                                                                    -----------
                                                                      2,156,416
                                                                    -----------
 France-10.03%
*Alcatel Alsthom ..................................       180,296     1,253,545
*Compagnie de Saint-Gobain ........................       126,196     5,664,487
*Societe Generale .................................        89,730     5,910,777
 TotalFinaElf .....................................        38,673     6,279,003
                                                                    -----------
                                                                     19,107,812
                                                                    -----------
 Germany-7.22%
*Bayer ............................................       126,935     4,024,088
*Bayerische Hypo-und Vereinsbank ..................       144,387     4,691,428
 RWE ..............................................       127,600     5,034,410
                                                                    -----------
                                                                     13,749,926
                                                                    -----------
 Hong Kong-4.23%
 Hong Kong Electric ...............................       830,500     3,103,747
 Jardine Matheson Holdings ........................       390,222     2,321,821
 Wharf Holdings ...................................     1,116,285     2,633,305
                                                                    -----------
                                                                      8,058,873
                                                                    -----------
 Italy-3.23%
*IntesaBci ........................................     2,013,500     6,144,566
                                                                    -----------
                                                                      6,144,566
                                                                    -----------
 Japan-14.01%
*Canon ............................................       163,000     6,160,437
 Eisai ............................................       151,000     3,880,194
 Hitachi ..........................................       552,000     3,569,164
*Kinki Coca-Cola Bottling .........................       121,000       886,351
*Matsushita Electric Industrial ...................       317,000     4,324,170
+Millea Holdings ..................................           199     1,633,706
 Murata Manufacturing .............................        65,300     4,194,977
 West Japan Railway ...............................           503     2,031,136
                                                                    -----------
                                                                     26,680,135
                                                                    -----------

                                                                      Market
                                                        Number of      Value
                                                          Shares      (U.S. $)
 COMMON STOCK (continued)
 Netherlands-6.92%
 Elsevier .........................................       303,011   $ 4,129,701
 ING Groep ........................................       135,365     3,475,848
 Royal Dutch Petroleum ............................        94,600     5,269,281
+Vopak ............................................        16,126       304,824
                                                                    -----------
                                                                     13,179,654
                                                                    -----------
 New Zealand-2.08%
 Carter Holt Harvey ...............................       426,365       410,029
*Telecom Corporation of New Zealand ...............     1,486,193     3,558,691
                                                                    -----------
                                                                      3,968,720
                                                                    -----------
 Singapore-1.03%
 Overseas Chinese Banking .........................       298,000     1,973,454
                                                                    -----------
                                                                      1,973,454
                                                                    -----------
 Spain-5.84%
 Banco Santander Central
 Hispanoamericano .................................       458,218     3,638,390
*Iberdrola ........................................       272,600     3,970,992
+Telefonica .......................................       417,505     3,504,787
                                                                    -----------
                                                                     11,114,169
                                                                    -----------
 United Kingdom-28.40%
 BG Group .........................................    1,132,297      4,918,826
 Boots ............................................      616,472      6,131,264
 Brambles Industries ..............................      482,000      2,406,105
 British Airways ..................................      889,471      2,531,912
 Cable & Wireless .................................      529,700      1,348,350
 GKN ..............................................      482,000      2,255,494
 GlaxoSmithKline ..................................      260,190      5,627,677
 Great Universal Stores ...........................      542,046      4,969,675
 HBOS .............................................      455,892      4,930,269
 Lloyds TSB Group .................................      448,182      4,457,498
 PowerGen .........................................      506,500      5,967,812
 Rio Tinto ........................................      170,000      3,112,061
 Six Continents ...................................      535,372      5,426,671
                                                                    -----------
                                                                     54,083,614
                                                                    -----------
 Total Common Stock
   (cost $182,957,078) ............................                 187,073,659
                                                                    -----------

                                                    International Value Equity-1

Delaware VIP Trust-Delaware VIP International Value Equity Series *** Statement of Net Assets (continued)

                                                                      Market
                                                        Principal      Value
                                                         Amount       (U.S. $)
REPURCHASE AGREEMENTS-1.52%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $748,000 U.S. Treasury Notes 6.00% due
   9/30/02, market value $766,397 and
   $286,000 U.S. Treasury Notes 5.375% due
   6/30/03, market value $303,283) .................   $1,047,000    $1,047,000
With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $810,000 U.S. Treasury Bills due 9/19/02,
   market value $807,514) ..........................      791,000       791,000

                                                                      Market
                                                        Principal      Value
                                                         Amount       (U.S. $)
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by
   $374,000 U.S. Treasury Notes 5.375% due
   6/30/03, market value $396,325 and
   $374,000 U.S. Treasury Notes 5.875% due
   2/15/04, market value $401,467 and
   $241,000 U.S. Treasury Notes 6.625% due
   5/15/07, market value $270,077) .................   $1,047,000   $1,047,0000
                                                                    -----------
Total Repurchase Agreements
   (cost $2,885,000) ...............................                  2,885,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES-99.75% (cost $185,842,078) ............................................    189,958,659

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.25% ..................................................        471,340
                                                                                                           ------------
NET ASSETS APPLICABLE TO 14,066,102 SHARES OUTSTANDING-100.00% .........................................   $190,429,999
                                                                                                           ============

NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
   ($190,391,609 / 14,063,268 SHARES) ..................................................................         $13.54
                                                                                                                 ======
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($38,390 / 2,834 SHARES) ..         $13.55
                                                                                                                 ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) .........................................   $184,599,655
Undistributed net investment income ** .................................................................      2,280,475
Accumulated net realized loss on investments ...........................................................       (582,768)
Net unrealized appreciation of investments and foreign currencies ......................................      4,132,637
                                                                                                           ------------
Total net assets .......................................................................................   $190,429,999
                                                                                                           ============

------------
  +Non-income producing security for the period ended June 30, 2002.
  *Fully or partially on loan, See Note # 8 in "Notes to Financial Statements". **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of origin. Classification by type of business has been presented in Note #10 to the Financial Statements.

                             See accompanying notes

                                                    International Value Equity-2

Delaware VIP Trust-
Delaware VIP International Value Equity Series
Statement of Operations
Period ended June 30, 2002
(Unaudited)



INVESTMENT INCOME:
Dividends .......................................................    $3,555,134
Interest ........................................................        30,835
Security lending income .........................................        69,079
Foreign tax withheld ............................................      (385,635)
                                                                     ----------
                                                                      3,269,413
                                                                     ----------
EXPENSES:
Management fees .................................................       817,744
Accounting and administration expenses ..........................        41,450
Custodian fees ..................................................        36,974
Reports and statements to shareholders ..........................        35,890
Professional fees ...............................................        13,360
Dividend disbursing and transfer agent fees and expenses ........        10,933
Taxes (other than taxes on income) ..............................         4,650
Trustees' fees ..................................................         3,360
Distribution expense-Service Class ..............................            18
Other ...........................................................        19,319
                                                                     ----------
                                                                        983,698
Less expenses absorbed or waived ................................       (50,120)
Less expenses paid indirectly ...................................        (2,604)
                                                                     ----------
Total expenses ..................................................       930,974
                                                                     ----------

NET INVESTMENT INCOME ...........................................     2,338,439
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments ..................................................      (207,988)
   Foreign currencies ...........................................       (52,285)
                                                                     ----------
   Net realized loss ............................................      (260,273)
   Net change in unrealized appreciation / depreciation
     of investments and foreign currencies ......................     7,790,665
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ...........................     7,530,392
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................    $9,868,831
                                                                     ==========


                             See accompanying notes

Delaware VIP Trust-
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

                                                        Period         Year
                                                    Ended 6/30/02      Ended
                                                     (Unaudited)      12/31/01
                                                    -------------     --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................   $ 2,338,439     $ 4,031,729
Net realized gain (loss) on investments and
   foreign currencies ...........................      (260,273)      9,819,444
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...........................     7,790,665     (43,464,146)
                                                   ------------    ------------
Net increase (decrease) in net assets
   resulting from operations ....................     9,868,831     (29,612,973)
                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................    (3,851,460)     (5,923,579)
   Service Class ................................          (305)           (125)
Net realized gain on investments:
   Standard Class ...............................   (10,360,969)    (17,757,120)
   Service Class ................................          (888)           (389)
                                                   ------------    ------------
                                                    (14,213,622)    (23,681,213)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................    50,553,215     401,925,432
   Service Class ................................        27,437           7,955
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ...............................    14,212,429      23,680,699
   Service Class ................................         1,193             514
                                                   ------------    ------------
                                                     64,794,274     425,614,600
                                                   ------------    ------------
Cost of shares repurchased:
   Standard Class ...............................   (61,510,752)   (450,999,565)
   Service Class ................................          (539)         (1,879)
                                                   ------------    ------------
                                                    (61,511,291)   (451,001,444)
                                                   ------------    ------------
Increase (decrease) in net assets derived
   from capital share transactions ..............     3,282,983     (25,386,844)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS ......................    (1,061,808)    (78,681,030)

NET ASSETS:
Beginning of period .............................   191,491,807     270,172,837
                                                   ------------    ------------
End of period ...................................  $190,429,999    $191,491,807
                                                   ============    ============

                             See accompanying notes

                                                    International Value Equity-3

Delaware VIP Trust-Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                Delaware VIP International Value Equity Series Standard Class
                                                              Period
                                                         Ended 6/30/02(1)                    Year Ended December 31,
                                                           (Unaudited)     2001         2000        1999         1998        1997
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ................         $13.900     $17.940      $18.630     $16.480      $15.520     $15.110

Income (loss) from investment operations:
Net investment income(2) ............................           0.166       0.277        0.387       0.371        0.386       0.359
Net realized and unrealized gain (loss)
   on investments and foreign currencies ............           0.522      (2.578)      (0.340)      2.161        1.169       0.596
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ....................           0.688      (2.301)       0.047       2.532        1.555       0.955
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions from:
Net investment income ...............................          (0.284)     (0.435)      (0.405)     (0.356)      (0.595)     (0.545)
Net realized gain on investments ....................          (0.764)     (1.304)      (0.332)     (0.026)           -           -
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ...................          (1.048)     (1.739)      (0.737)     (0.382)      (0.595)     (0.545)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period ......................         $13.540     $13.900      $17.940     $18.630      $16.480     $15.520
                                                              =======     =======      =======     =======      =======     =======


Total return(3) .....................................           5.03%     (12.83%)       0.53%      15.76%       10.33%       6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............        $190,392    $191,481     $270,167    $304,060     $243,536    $198,863
Ratio of expenses to average net assets .............           0.97%       0.95%        0.95%       0.92%        0.87%       0.85%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid
   indirectly .......................................           1.02%       1.01%        1.02%       0.94%        0.88%       0.90%
Ratio of net investment income to average net assets            2.43%       1.84%        2.24%       2.16%        2.41%       2.28%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly .......................................           2.38%       1.78%        2.17%       2.14%        2.40%       2.23%
Portfolio turnover ..................................              7%         11%           9%          9%           5%          7%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                    International Value Equity-4

Delaware VIP Trust-Delaware VIP International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout the period were as follows:


                                                                        Delaware VIP International Value Equity Series Service Class
                                                                                       Period
                                                                                        Ended        Year      5/1/00(2)
                                                                                      6/30/02(1)     Ended         to
                                                                                     (Unaudited)   12/31/01     12/31/00
                                                                                     -----------------------------------
Net asset value, beginning of period ................................................   $13.900     $17.930      $16.780

Income (loss) from investment operations:
Net investment income(3) ............................................................     0.156       0.255        0.270
Net realized and unrealized gain (loss) on investments and foreign currencies .......     0.521      (2.561)       0.880
                                                                                        -------     -------      -------
Total from investment operations ....................................................     0.677      (2.306)       1.150
                                                                                        -------     -------      -------
Less dividends and distributions from:
Net investment income ...............................................................    (0.263)     (0.420)           -
Net realized gain on investments ....................................................    (0.764)     (1.304)           -
                                                                                        -------     -------      -------
Total dividends and distributions ...................................................    (1.027)     (1.724)           -
                                                                                        -------     -------      -------
Net asset value, end of period ......................................................   $13.550     $13.900      $17.930
                                                                                        =======     =======      =======

Total return(4) .....................................................................     4.95%     (12.88%)       6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................................       $38         $11           $5
Ratio of expenses to average net assets .............................................     1.12%       1.10%        1.09%
Ratio of expenses to average net assets prior to expense limitation and expenses
   paid indirectly ..................................................................     1.17%       1.16%        1.17%
Ratio of net investment income to average net assets ................................     2.28%       1.69%        2.34%
Ratio of net investment income to average net assets prior to expense limitation and
   expenses paid indirectly .........................................................     2.23%       1.63%        2.26%
Portfolio turnover ..................................................................        7%         11%           9%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                    International Value Equity-5

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $2,309 for the period ended June 30, 2002. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $295. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                    International Value Equity-6

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), an affiliate of Delaware Management Company (DMC) and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DIAL has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2002 and 1.00% from May 1, 2002 through April 30, 2003.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:



                             Dividend disbursing             Other
        Investment           transfer agent fees,           expenses
        management                accounting                 payable
      fee payable to          and other expenses             to DMC
           DIAL                 payable to DSC           and affiliates
      --------------          ------------------         --------------
         $31,784                    $8,862                   $8,908

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .............................             $7,008,018
   Sales .................................            $13,940,971

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate         Aggregate
      Cost of         unrealized        unrealized        Net unrealized
    investments      appreciation      depreciation        appreciation
   ------------      ------------      -------------      --------------
   $185,842,078      $27,944,982       $(23,828,401)        $4,116,581

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                            Period         Year
                                             Ended         Ended
                                            6/30/02       12/31/01
                                            -------       --------
Ordinary income .....................     $3,933,141     $6,318,619
Long-term capital gain ..............     10,280,481     17,362,594
                                         -----------    -----------
Total ...............................    $14,213,622    $23,681,213
                                         ===========    ===========

                                                    International Value Equity-7

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                                  Period                      Year
                                                                   Ended                     Ended
                                                                  6/30/02                   12/31/01
                                                               -----------                -----------
Shares sold:
   Standard Class ...........................................    3,678,553                 27,631,886
   Service Class ............................................        2,029                        559

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...........................................    1,061,421                  1,702,422
   Service Class ............................................           89                         37
                                                                ----------                -----------
                                                                 4,742,092                 29,334,904
                                                                ----------                -----------
Shares repurchased:
   Standard Class ...........................................   (4,447,909)               (30,622,090)
   Service Class ............................................          (39)                      (139)
                                                                ----------                -----------
                                                                (4,447,948)               (30,622,229)
                                                                ----------                -----------
Net increase (decrease) .....................................      294,144                 (1,287,325)
                                                                ==========                ===========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at June 30, 2002:

            Contracts                In           Settlement     Unrealized
            to Receive           Exchange For        Date       Depreciation
            ----------           ------------        ----       ------------
      59,353 British Pounds        $90,745          7/1/02        $(282)

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2002 were as follows:

                Market Value of                      Market Value of
             Securities on Loan                        Collateral
             ------------------                      ---------------
                $28,036,799                           $28,912,350

                                                    International Value Equity-8

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

9. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

10. Industry Allocation

As of June 30, 2002, the Series' investment securities classified by type of business were as follows:

                    Industry                      Percentage of net assets
                    --------                      ------------------------
               Banking & Finance                          25.07%
             Buildings & Materials                         9.96%
          Consumer Non Durable/Retail                     11.08%
               Consumer Products                           6.81%
                     Energy                                8.64%
                   Healthcare                              4.99%
                   Industrials                             6.79%
                  Information                              7.97%
               Telecommunications                          6.07%
                   Utilities                              10.85%
                                                          ------
                                                          98.23%
                                                          ======

                                                    International Value Equity-9

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                         Number of     Market
                                                           Shares       Value
 COMMON STOCK-98.89%
 Aerospace & Defense-3.41%
 Boeing ..............................................     69,400   $ 3,123,000
 Honeywell International .............................     99,000     3,487,770
 Raytheon ............................................     60,300     2,457,225
 Textron .............................................     36,700     1,721,230
                                                                    -----------
                                                                     10,789,225
                                                                    -----------
 Automobiles & Automotive Parts-1.84%
 General Motors ......................................    108,700     5,810,015
                                                                    -----------
                                                                      5,810,015
                                                                    -----------
 Banking & Finance-19.78%
 Bank of America .....................................     55,811     3,926,862
 Bank of New York ....................................    189,400     6,392,250
 Bear Stearns ........................................     62,900     3,840,045
 Charter One Financial ...............................     69,100     2,375,658
 Citigroup ...........................................     87,800     3,402,250
 Comerica ............................................     39,600     2,431,440
 Fannie Mae ..........................................     33,900     2,500,125
 FleetBoston Financial ...............................    171,300     5,541,555
 Household International .............................     47,800     2,375,660
 J.P. Morgan Chase ...................................    222,770     7,556,357
 Lehman Brothers Holdings ............................     56,000     3,501,120
 Mellon Financial ....................................    142,000     4,463,060
 Morgan Stanley Dean Witter ..........................     64,200     2,765,736
 PNC Financial Services Group ........................     51,100     2,671,508
 U.S. Bancorp ........................................    197,000     4,599,950
 Wells Fargo .........................................     84,700     4,240,082
                                                                    -----------
                                                                     62,583,658
                                                                    -----------
 Cable, Media & Publishing-1.54%
 Gannett .............................................     31,800     2,413,620
 Knight-Ridder .......................................     38,900     2,448,755
                                                                    -----------
                                                                      4,862,375
                                                                    -----------
 Chemicals-4.83%
 Air Products & Chemicals ............................    110,200     5,561,794
 Dow Chemical ........................................    129,400     4,448,772
 International Flavors & Fragrances ..................     77,600     2,521,224
 Rohm & Haas .........................................     68,200     2,761,418
                                                                    -----------
                                                                     15,293,208
                                                                    -----------
 Computers & Technology-5.97%
 Adobe Systems .......................................     82,600     2,354,100
 Automatic Data Processing ...........................     62,900     2,739,295
 Electronic Data Systems .............................     63,600     2,362,740
 First Data ..........................................     70,200     2,643,732
 International Business Machines .....................     50,000     3,600,000
+Oracle ..............................................    546,900     5,179,143
                                                                    -----------
                                                                     18,879,010
                                                                    -----------
 Consumer Products-4.79%
 3M ..................................................     34,800     4,280,400
 Kimberly-Clark ......................................     50,200     3,112,400
 Newell Rubbermaid ...................................     97,900     3,432,374
 Procter & Gamble ....................................     48,500     4,331,050
                                                                    -----------
                                                                     15,156,224
                                                                    -----------

                                                         Number of     Market
                                                           Shares       Value

 COMMON STOCK (continued)
 Electronics & Electrical Equipment-2.90%
 Eaton ...............................................     33,300   $ 2,422,575
 General Electric ....................................    127,000     3,689,350
+National Semiconductor ..............................    104,500     3,048,265
                                                                    -----------
                                                                      9,160,190
                                                                    -----------
 Energy-9.62%
 Baker Hughes ........................................     65,300     2,173,837
 Burlington Resources ................................     99,300     3,773,400
 ChevronTexaco .......................................     37,000     3,274,500
 Diamond Offshore Drilling ...........................     95,500     2,721,750
 EOG Resources .......................................     82,700     3,283,190
 Exxon Mobil .........................................    159,106     6,510,618
 Kerr-McGee ..........................................     82,100     4,396,455
 Royal Dutch Petroleum ...............................     77,900     4,305,533
                                                                    -----------
                                                                     30,439,283
                                                                    -----------
 Food, Beverage & Tobacco-7.35%
 Anheuser-Busch ......................................     99,700     4,985,000
 General Mills .......................................    131,600     5,800,928
 Heinz (H.J.) ........................................     69,900     2,872,890
+Kroger ..............................................    130,000     2,587,000
 PepsiCo .............................................     67,000     3,229,400
 Sysco ...............................................    139,100     3,786,302
                                                                    -----------
                                                                     23,261,520
                                                                    -----------
 Healthcare & Pharmaceuticals-8.12%
 Abbott Laboratories .................................    107,900     4,062,435
 Bristol-Myers Squibb ................................    178,100     4,577,170
*HCA .................................................     99,200     4,712,000
 Merck & Company .....................................     72,200     3,656,208
 Pfizer ..............................................     90,800     3,178,000
 Pharmacia ...........................................     78,500     2,939,825
 Schering-Plough .....................................    104,600     2,573,160
                                                                    -----------
                                                                     25,698,798
                                                                    -----------
 Industrial Machinery-1.59%
 Caterpillar .........................................     45,000     2,202,750
 Deere & Company .....................................     58,700     2,811,730
                                                                    -----------
                                                                      5,014,480
                                                                    -----------
 Insurance-7.53%
 Allstate ............................................     86,600     3,202,468
 Chubb ...............................................     78,400     5,550,720
 Jefferson-Pilot .....................................     37,300     1,761,306
 John Hancock Financial Services .....................    116,300     4,093,760
 Marsh & McLennan ....................................     62,900     6,076,140
 XL Capital - Class A ................................     37,100     3,142,370
                                                                    -----------
                                                                     23,826,764
                                                                    -----------
 Leisure, Lodging & Entertainment-2.77%
 Starwood Hotels & Resorts
   Worldwide .........................................     78,100     2,568,709
 Walt Disney .........................................    327,600     6,191,640
                                                                    -----------
                                                                      8,760,349
                                                                    -----------
 Metals & Mining-1.22%
 Alcoa ...............................................    116,000     3,845,400
                                                                    -----------
                                                                      3,845,400
                                                                    -----------

                                                               Large Cap Value-1

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Statement of Net Assets (continued)

                                                         Number of     Market
                                                           Shares       Value
 Common Stock (continued)
 Paper & Forest Products-2.25%
 International Paper .................................     87,267   $ 3,803,096
 Weyerhaeuser ........................................     51,900     3,313,815
                                                                    -----------
                                                                      7,116,911
                                                                    -----------
 Retail-4.48%
+BJ's Wholesale Club .................................     57,600     2,217,600
+Federated Department Stores .........................     59,200     2,350,240
 McDonald's ..........................................    165,000     4,694,250
 Sears Roebuck .......................................     43,000     2,334,900
 Target ..............................................     67,600     2,575,560
                                                                    -----------
                                                                     14,172,550
                                                                    -----------
 Telecommunications-4.40%
 ALLTEL ..............................................     52,600     2,472,200
 BellSouth ...........................................     78,300     2,466,450
 SBC Communications ..................................    181,224     5,527,332
 Verizon Communications ..............................     86,370     3,467,756
                                                                    -----------
                                                                     13,933,738
                                                                    -----------
 Utilities-4.50%
 Dominion Resources - Virginia .......................     65,200     4,301,896
 FirstEnergy .........................................     73,800     2,463,444
 FPL Group ...........................................     56,900     3,413,431
 Public Service Enterprise Group .....................     93,900     4,065,870
                                                                    -----------
                                                                     14,244,641
                                                                    -----------
 Total Common Stock
   (cost $305,061,326) ...............................              312,848,339
                                                                    -----------
                                                        Principal
                                                          Amount
REPURCHASE AGREEMENTS-0.23%
With BNP Paribas 1.91% 7/1/02
  (dated 6/28/02, collateralized by
  $189,000 U.S. Treasury Notes
  6.00% due 9/30/02, market
  value $194,189 and $72,000
  U.S. Treasury Notes 5.375%
  due 6/30/03, market
  value $76,846). ....................................   $265,300       265,300
With J.P. Morgan Securities
  1.83% 7/1/02 (dated 6/28/02,
  collateralized by $205,000 U.S.
  Treasury Bills due 9/19/02,
  market value $204,608) .............................    200,500       200,500
With UBS Warburg 1.90% 7/1/02
  (dated 6/28/02, collateralized by
  $95,000 U.S. Treasury Notes
  5.375% due 6/30/03, market
  value $100,421 and $95,000
  U.S. Treasury Notes 5.875%
  due 2/15/04, market value
  $101,724 and $61,000 U.S.
  Treasury Notes 6.625% due
  5/15/07, market value $68,432) .....................    265,200       265,200
                                                                       --------
Total Repurchase Agreements
  (cost $731,000) ....................................                  731,000
                                                                       --------

TOTAL MARKET VALUE OF SECURITIES-99.12% (cost $305,792,326) ....................     313,579,339

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.88% ..........................       2,785,859
                                                                                    ------------
NET ASSETS APPLICABLE TO 21,123,598 SHARES OUTSTANDING-100.00% .................    $316,365,198
                                                                                    ============

NET ASSET VALUE-DELAWARE VIP LARGE CAP VALUE SERIES STANDARD CLASS
   ($311,752,923 / 20,815,734 SHARES) ..........................................          $14.98
                                                                                          ======

NET ASSET VALUE-DELAWARE VIP LARGE CAP VALUE SERIES SERVICE CLASS
   ($4,612,275 / 307,864 SHARES) ...............................................          $14.98
                                                                                          ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) .................    $337,071,133
Undistributed net investment income ............................................       2,244,260
Accumulated net realized loss on investments ...................................     (30,737,208)
Net unrealized appreciation of investments .....................................       7,787,013
                                                                                    ------------
Total net assets ...............................................................    $316,365,198
                                                                                    ============

----------------
+Non-income producing security for the period ended June 30, 2002.
*Fully or partially on loan. See Note #7 in "Notes to Financial Statements".

                             See accompanying notes

                                                               Large Cap Value-2

Delaware VIP Trust-
Delaware VIP Large Cap Value Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends ..............................................        $3,387,661
Interest ...............................................            50,813
Security lending income ................................             4,293
                                                              ------------
                                                                 3,442,767
                                                              ------------
EXPENSES:
Management fees ........................................         1,112,318
Accounting and administration expenses .................            76,063
Professional fees ......................................            40,867
Dividend disbursing and transfer agent
   fees and expenses ...................................            14,950
Reports and statements to shareholders .................             8,666
Trustees' fees .........................................             6,067
Custodian fees .........................................             3,882
Distribution expense - Service Class ...................             2,749
Registration fees ......................................             1,366
Taxes (other than taxes on income) .....................               350
Other ..................................................            18,854
                                                              ------------
                                                                 1,286,132
Less expenses absorbed or waived .......................           (85,662)
Less expenses paid indirectly ..........................            (4,896)
                                                              ------------
Total expenses .........................................         1,195,574
                                                              ------------

NET INVESTMENT INCOME ..................................         2,247,193
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .......................        11,088,853
Net change in unrealized appreciation /
   depreciation of investments .........................       (34,846,350)
                                                              ------------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ......................................       (23,757,497)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................      $(21,510,304)
                                                              ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Large Cap Value Series
Statements of Changes in Net Assets



                                                       Period          Year
                                                    Ended 6/30/02      Ended
                                                     (Unaudited)      12/31/01
                                                    -------------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ..........................     $2,247,193     $ 4,933,857
Net realized gain on investments ...............     11,088,853      11,771,272
Net change in unrealized appreciation /
   depreciation of investments .................    (34,846,350)    (32,530,753)
                                                   ------------    ------------
Net decrease in net assets resulting
   from operations .............................    (21,510,304)    (15,825,624)
                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................     (4,892,083)       (707,536)
   Service Class ...............................        (43,274)           (864)
                                                   ------------    ------------
                                                     (4,935,357)       (708,400)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................     10,656,969     187,187,722
   Service Class ...............................      2,290,690       2,974,849
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ..............................      4,892,083         707,536
   Service Class ...............................         43,274             864
                                                   ------------    ------------
                                                     17,883,016     190,870,971
                                                   ------------    ------------
Cost of shares repurchased:
   Standard Class ..............................    (32,707,331)   (216,848,480)
   Service Class ...............................       (281,563)       (434,649)
                                                   ------------    ------------
                                                    (32,988,894)   (217,283,129)
                                                   ------------    ------------
Decrease in net assets derived from
   capital share transactions ..................    (15,105,878)    (26,412,158)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS .....................    (41,551,539)    (42,946,182)

NET ASSETS:
Beginning of period ............................    357,916,737     400,862,919
                                                   ------------    ------------
End of period ..................................   $316,365,198    $357,916,737
                                                   ============    ============


                             See accompanying notes

                                                               Large Cap Value-3

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP Large Cap Value Series Standard Class
                                                              Period
                                                         Ended 6/30/02(1)                    Year Ended December 31,
                                                           (Unaudited)      2001        2000         1999        1998         1997
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ....................     $16.210     $16.910      $17.020     $19.420      $18.800     $15.980

Income (loss) from investment operations:
Net investment income(2) ................................       0.104       0.217        0.268       0.323        0.361       0.324
Net realized and unrealized gain (loss) on investments ..      (1.104)     (0.886)       1.329      (0.882)       1.636       4.216
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ........................      (1.000)     (0.669)       1.597      (0.559)       1.997       4.540
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income ...................................      (0.230)     (0.031)      (0.275)     (0.361)      (0.327)     (0.370)
Net realized gain on investments ........................           -           -       (1.432)     (1.480)      (1.050)     (1.350)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .......................      (0.230)     (0.031)      (1.707)     (1.841)      (1.377)     (1.720)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................     $14.980     $16.210      $16.910     $17.020      $19.420     $18.800
                                                              =======     =======      =======     =======      =======     =======


Total return(3) .........................................      (6.29%)     (3.89%)      11.33%      (2.98%)      11.35%      31.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................    $311,753    $355,015     $440,442    $501,928     $579,907    $401,402
Ratio of expenses to average net assets .................       0.70%       0.68%        0.68%       0.71%        0.71%       0.71%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..............       0.75%       0.73%        0.68%       0.71%        0.71%       0.71%
Ratio of net investment income to average net assets ....       1.31%       1.34%        1.75%       1.75%        2.00%       2.02%
Ratio of net investment income to average net assets
   prior to expenses limitation and expenses
   paid indirectly ......................................       1.26%       1.29%        1.75%       1.75%        2.00%       2.02%
Portfolio turnover ......................................        110%        102%          80%         92%          81%         54%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvesment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                               Large Cap Value-4

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                Delaware VIP Large Cap Value Series Service Class
                                                                                   Period
                                                                                   Ended            Year          5/1/00(2)
                                                                                  6/30/02(1)        Ended             to
                                                                                 (Unaudited)       12/31/01        12/31/00
                                                                                 ------------------------------------------
Net asset value, beginning of period .......................................        $16.200         $16.910         $14.640

Income (loss) from investment operations:
Net investment income(3) ...................................................          0.092           0.193           0.167
Net realized and unrealized gain (loss) on investments .....................         (1.106)         (0.886)          2.353
                                                                                    -------         -------         -------
Total from investment operations ...........................................         (1.014)         (0.693)          2.520
                                                                                    -------         -------         -------
Less dividends and distributions from:
Net investment income ......................................................         (0.206)         (0.017)         (0.250)
                                                                                    -------         -------         -------
Total dividends and distributions ..........................................         (0.206)         (0.017)         (0.250)
                                                                                    -------         -------         -------
Net asset value, end of period .............................................        $14.980         $16.200         $16.910
                                                                                    =======         =======         =======

Total return(4) ............................................................         (6.37%)         (4.03%)         17.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................................         $4,612          $2,902            $421
Ratio of expenses to average net assets ....................................          0.85%           0.83%           0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................................          0.90%           0.88%           0.79%
Ratio of net investment income to average net assets .......................          1.16%           1.19%           1.63%
Ratio of net investment income to average net assets prior to expenses
   limitation and expenses paid indirectly .................................          1.11%           1.14%           1.63%
Portfolio turnover .........................................................           110%            102%             80%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                               Large Cap Value-5

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Large Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $4,107 for the period ended June 30, 2002. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $789. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to waive the management fee to 0.60%, indefinitely.

                                                               Large Cap Value-6

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:


                              Dividend disbursing,             Other
        Investment            transfer agent fees,           expenses
        management                 accounting                 payable
      fee payable to          and other expenses              to DMC
          DMC                    payable to DSC           and affiliates
      --------------         ---------------------       ----------------
        $24,037                     $21,735                   $28,005

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .........................    $183,164,454
Sales .............................    $194,644,406

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate          Aggregate
       Cost of         unrealized        unrealized        Net unrealized
     investments      appreciation      depreciation        appreciation
     -----------      ------------      ------------       --------------
     $305,792,326      $27,297,556      $(19,510,543)        $7,787,013

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                        Period           Year
                                         ended           ended
                                        6/30/02        12/31/01
                                        -------        --------
Ordinary income ....................  $4,935,357       $708,400

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $37,327,307 expires in 2008.



                                                               Large Cap Value-7

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                                             Period              Year
                                                                             Ended               Ended
                                                                             6/30/02           12/31/01
                                                                             -------           --------
Shares sold:
   Standard Class .......................................................    664,611          11,462,705
   Service Class ........................................................    143,599             182,410

Shares issued upon reinvestment of dividends and distributions:
   Standard Class .......................................................    298,662              46,671
   Service Class ........................................................      2,640                  57
                                                                          ----------          ----------
                                                                           1,109,512          11,691,843
                                                                          ----------          ----------
Shares repurchased:
   Standard Class ....................................................... (2,054,104)        (13,289,706)
   Service Class ........................................................    (17,489)            (28,243)
                                                                          ----------          ----------
                                                                          (2,071,593)        (13,317,949)
                                                                          ----------          ----------
Net decrease ............................................................   (962,081)         (1,626,106)
                                                                          ==========          ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2002 were as follows:

                         Market Value
                         of Securities               Market Value
                           on Loan                   of Collateral
                         -------------               -------------
                          $4,479,250                   $4,667,850



                                                               Large Cap Value-8

Delaware VIP Trust-Delaware VIP REIT Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                        Number of    Market
                                                         Shares      Value
   COMMON STOCK-90.14%
   Diversified REITs-4.37%
   Vornado Realty Trust .........................         206,100  $ 9,480,600
                                                                   -----------
                                                                     9,480,600
                                                                   -----------
   Hotel REITs-3.24%
  +Host Marriott ................................          46,200      522,060
   LaSalle Hotel Properties .....................         183,300    2,886,975
   MeriStar Hospitality .........................         237,000    3,614,250
                                                                   -----------
                                                                     7,023,285
                                                                   -----------
   Industrial REITs-7.87%
   AMB Property .................................         188,790    5,852,490
   ProLogis Trust ...............................         431,400   11,216,400
                                                                   -----------
                                                                    17,068,890
                                                                   -----------
   Mall REITs-13.61%
   CBL & Associates Properties ..................          81,900    3,316,950
   General Growth Properties ....................         209,300   10,674,300
   Rouse ........................................         183,800    6,052,534
   Simon Property Group .........................         256,950    9,468,608
                                                                   -----------
                                                                    29,512,392
                                                                   -----------
   Manufactured Housing REITs-4.36%
   Chateau Communities ..........................         171,160    5,237,496
   Sun Communities ..............................         101,360    4,213,535
                                                                   -----------
                                                                     9,451,031
                                                                   -----------
   Multifamily REITs-11.18%
   Apartment Investment & Management
     Class A ....................................         152,110    7,483,812
   AvalonBay Communities ........................          88,773    4,122,618
   Camden Property Trust ........................         183,700    6,802,411
   Equity Residential Properties Trust ..........         202,800    5,830,500
                                                                   -----------
                                                                    24,239,341
                                                                   -----------
   Office/Industrial REITs-29.54%
   Alexandria Real Estate Equities ..............          83,070  $ 4,094,520
   CarrAmerica Realty ...........................         255,980    7,896,983
   Duke Realty ..................................         221,800    6,421,110
   Equity Office Properties Trust ...............         405,611   12,208,891
   Liberty Property Trust .......................         158,360    5,542,600
   Prentiss Properties Trust ....................         230,980    7,333,615
   Reckson Associates Realty ....................         282,690    7,038,981
   SL Green Realty ..............................         156,690    5,585,999
   Trizec Properties ............................         470,227    7,928,230
                                                                   -----------
                                                                    64,050,929
                                                                   -----------
   Real Estate Operating Companies-5.90%
  +Catellus Development .........................         230,700    4,710,894
  +Manor Care ...................................         211,300    4,859,900
   Starwood Hotels & Resorts Worldwide ..........          97,900    3,219,931
                                                                   -----------
                                                                    12,790,725
                                                                   -----------
   Retail Strip Centers REITs-10.07%
   Chelsea Property Group .......................         141,800    4,743,210
   Developers Diversified Realty ................         270,400    6,086,704
   Pan Pacific Retail Properties ................         240,990    8,237,038
   Ramco-Gershenson Properties ..................         137,300    2,766,595
                                                                   -----------
                                                                    21,833,547
                                                                   -----------
   Total Common Stock
     (cost $177,728,013)                                           195,450,740
                                                                   -----------

                                                                          REIT-1

Delaware VIP Trust-Delaware VIP REIT Series
Statement of Net Assets (continued)

                                                     Principal       Market
                                                      Amount         Value
REPURCHASE AGREEMENTS- 9.02%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $5,069,000 U.S. Treasury Notes 6.00%
   due 9/30/02,
   market value $5,196,356 and
   $1,940,000 U.S. Treasury
   Notes 5.375% due 6/30/03,
   market value $2,056,335) .....................    $7,097,000   $ 7,097,000
With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $5,494,000 U.S. Treasury Bills
   due 9/19/02,
   market value $5,475,142) .....................     5,367,000     5,367,000
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized
   by $2,535,000 U.S. Treasury Notes 5.375%
   due 6/30/03, market
   value $2,687,177 and
   $2,535,000 U.S. Treasury Notes 5.875%
   due 2/15/04,
   market value $2,722,046 and
   $1,636,000 U.S. Treasury Notes 6.625%
   due 5/15/07,
   market value $1,831,188) .....................      7,097,000    7,097,000
                                                                  -----------
Total Repurchase Agreements
   (cost $19,561,000) ...........................                  19,561,000
                                                                  ===========

TOTAL MARKET VALUE OF SECURITIES-99.16% (cost $197,289,013) .....................................      215,011,740

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.84% ...........................................        1,826,212
                                                                                                      ------------

NET ASSETS APPLICABLE TO 16,920,991 SHARES OUTSTANDING-100.00% ..................................     $216,837,952
                                                                                                      ============

NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS ($196,073,390 / 15,301,379 SHARES) ......           $12.81
                                                                                                            ======

NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS ($20,764,562 / 1,619,612 SHARES) .........           $12.82
                                                                                                            ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ..................................     $191,035,693
Undistributed net investment income .............................................................        3,191,704
Accumulated net realized gain on investments ....................................................        4,887,828
Net unrealized appreciation of investments ......................................................       17,722,727
                                                                                                      ------------
Total net assets ................................................................................     $216,837,952
                                                                                                      ============

-------------------
+Non-income producing security for the period ended June 30, 2002. REIT - Real Estate Investment Trust


                             See accompanying notes

                                                                          REIT-2

Delaware VIP Trust-Delaware VIP
REIT Series
Statement of Operations
Period Ended June 30, 2002 (Unaudited)


INVESTMENT INCOME:
Dividends .......................................................   $ 2,694,466
Interest ........................................................       118,621
                                                                    -----------
                                                                      2,813,087
                                                                    -----------
EXPENSES:
Management fees .................................................       552,418
Accounting and administration expenses ..........................        28,550
Distribution expense-Service Class ..............................         9,472
Professional fees ...............................................         7,998
Dividend disbursing and transfer agent fees and expenses ........         7,477
Custodian fees ..................................................         2,001
Trustees' fees ..................................................         1,690
Registration fees ...............................................           400
Reports and statements to shareholders ..........................            55
Other ...........................................................        13,168
                                                                    -----------
                                                                        623,229
Less expenses absorbed or waived ................................          (116)
Less expenses paid indirectly ...................................        (2,237)
                                                                    -----------
Total expenses ..................................................       620,876
                                                                    -----------

NET INVESTMENT INCOME ...........................................     2,192,211
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ................................     5,412,263
Net change in unrealized appreciation /
   depreciation of investments ..................................    11,812,280
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ...............................................    17,224,543
                                                                    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................................   $19,416,754
                                                                    ===========


                             See accompanying notes

Delaware VIP Trust-Delaware VIP
REIT Series
Statement of Changes in Net Assets

                                                        Period
                                                         Ended         Year
                                                        6/30/02        Ended
                                                      (Unaudited)     12/31/01
                                                      -----------     --------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................     $ 2,192,211   $ 4,054,759
Net realized gain on investments ................       5,412,263     1,872,096
Net change in unrealized appreciation /
   depreciation of investments ..................      11,812,280     1,283,518
                                                     ------------  ------------
Net increase in net assets resulting
   from operations ..............................      19,416,754     7,210,373
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................      (3,095,769)   (1,131,688)
   Service Class ................................        (275,611)      (59,978)
Net realized gain on investments:
   Standard Class ...............................      (1,923,869)     (232,835)
   Service Class ................................        (180,984)      (13,025)
                                                     ------------  ------------
                                                       (5,476,233)   (1,437,526)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      94,716,200    63,604,204
   Service Class ................................      12,983,314     7,743,345
Net asset value of shares issued upon
   reinvestment of dividends
   and distributions:
   Standard Class ...............................       5,019,638     1,364,523
   Service Class ................................         456,595        73,003
                                                     ------------  ------------
                                                      113,175,747    72,785,075
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ...............................     (16,173,303)  (28,204,505)
   Service Class ................................      (2,511,119)   (2,111,699)
                                                     ------------  ------------
                                                      (18,684,422)  (30,316,204)
                                                      -----------   -----------
Increase in net assets derived from capital
   share transactions ...........................      94,491,325    42,468,871
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ......................     108,431,846    48,241,718
                                                     ------------  ------------
NET ASSETS:
Beginning of period .............................     108,406,106    60,164,388
                                                     ------------  ------------
End of period ...................................    $216,837,952  $108,406,106
                                                     ============  ============



                             See accompanying notes

                                                                          REIT-3

Delaware VIP Trust-Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           Delaware VIP REIT Series Standard Class
                                                               Period                                              5/4/98(2)
                                                            Ended 6/30/02(1)     Year Ended December 31,              to
                                                              (Unaudited)     2001         2000         1999       12/31/98
                                                            ----------------------------------------------------------------
Net asset value, beginning of period .........................   $11.700     $11.020      $ 8.670      $9.100      $10.000

Income (loss) from investment operations:
Net investment income(3) .....................................     0.181       0.571        0.532       0.334        0.217
Net realized and unrealized gain (loss) on investments .......     1.443       0.361        2.100      (0.574)      (1.117)
                                                                 -------     -------      -------      ------      -------
Total from investment operations .............................     1.624       0.932        2.632      (0.240)      (0.900)
                                                                 -------     -------      -------      ------      -------

Less dividends and distributions from:
Net investment income ........................................    (0.317)     (0.209)      (0.282)     (0.190)           -
Net realized gain on investments .............................    (0.197)     (0.043)           -           -            -
                                                                 -------     -------      -------      ------      -------
Total dividends and distributions ............................    (0.514)     (0.252)      (0.282)     (0.190)           -
                                                                 -------     -------      -------      ------      -------

Net asset value, end of period ...............................   $12.810     $11.700      $11.020      $8.670      $ 9.100
                                                                 =======     =======      =======      ======      =======

Total return(4) ..............................................    14.15%       8.79%       31.33%      (2.61%)      (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................  $196,073     $99,787      $57,664     $11,624       $5,562
Ratio of expenses to average net assets ......................     0.83%       0.85%        0.85%       0.85%        0.85%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly ..     0.83%       0.89%        1.03%       0.96%        1.02%
Ratio of net investment income to average net assets .........     2.99%       5.16%        5.63%       5.65%        6.42%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly ..     2.99%       5.12%        5.45%       5.54%        6.25%
Portfolio turnover ...........................................       71%         56%          31%         33%          39%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                          REIT-4

Delaware VIP Trust-Delaware VIP REIT Series

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    Delaware VIP REIT Series Service Class
                                                                        Period        Year      5/1/00(2)
                                                                   Ended 6/30/02(1)  Ended         to
                                                                      (Unaudited)   12/31/01    12/31/00
                                                                   ---------------------------------------
Net asset value, beginning of period .........................           $11.700     $11.020      $ 9.180

Income from investment operations:
Net investment income(3) .....................................             0.172       0.555        0.389
Net realized and unrealized gain on investments ..............             1.445       0.366        1.451
                                                                         -------     -------      -------
Total from investment operations .............................             1.617       0.921        1.840
                                                                         -------     -------      -------

Less dividends and distributions from:
Net investment income ........................................            (0.300)     (0.198)           -
Net realized gain on investments .............................            (0.197)     (0.043)           -
                                                                         -------     -------      -------
Total dividends and distributions ............................            (0.497)     (0.241)           -
                                                                         -------     -------      -------

Net asset value, end of period ...............................           $12.820     $11.700      $11.020
                                                                         =======     =======      =======

Total return(4) ..............................................            14.08%       8.67%       20.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................           $20,765      $8,619       $2,501
Ratio of expenses to average net assets ......................             0.98%       1.00%        1.00%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly ..             0.98%       1.04%        1.21%
Ratio of net investment income to average net assets .........             2.84%       5.01%        5.69%
Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly ...........             2.84%       4.97%        5.48%
Portfolio turnover ...........................................               71%         56%          31%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes


                                                                          REIT-5

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,768 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $469. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through April 30, 2002 and 0.95% from May 1, 2002 through April 30, 2003.

                                                                          REIT-6

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                                Dividend disbursing,
          Investment            transfer agent fees,
          management               accounting               Other expenses
        fee payable to          and other expenses          payable to DMC
             DMC                   payable to DSC           and affiliates
        --------------          -------------------         --------------
           $123,227                   $10,705                   $12,431

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ................................           $125,025,233
Sales ....................................           $ 47,801,305

At June 30, 2002, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

                         Aggregate           Aggregate
        Cost of         unrealized           unrealized       Net unrealized
      investments       appreciation        depreciation        appreciation
     ------------       ------------        ------------      ---------------
     $197,289,013        $18,519,718         $(796,991)         $17,722,727

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended

December 31, 2001 was as follows:

                                                        Period          Year
                                                         Ended         Ended
                                                        6/30/02       12/31/01
                                                       ----------    ----------
Ordinary income .................................      $3,926,976    $1,191,217
Long-term capital gain ..........................       1,549,257       246,309
                                                       ----------    ----------
Total ...........................................      $5,476,233    $1,437,526
                                                       ==========    ==========

5. Capital Shares

Transactions in capital shares were as follows:

                                                         Period          Year
                                                          Ended         Ended
                                                         6/30/02       12/31/01
                                                       ----------    ----------
Shares sold:
   Standard Class ...............................       7,689,992     5,737,216
   Service Class ................................       1,052,512       696,142

Shares issued upon reinvestment of dividends
  and distributions:
   Standard Class ...............................         415,533       133,515
   Service Class ................................          37,766         7,136
                                                       ----------    ----------
                                                        9,195,803     6,574,009
                                                       ----------    ----------
Shares repurchased
   Standard Class ...............................      (1,334,767)   (2,574,525)
   Service Class ................................        (207,644)     (193,223)
                                                       ----------    ----------
                                                       (1,542,411)   (2,767,748)
                                                       ----------    ----------
Net increase ....................................       7,653,392     3,806,261
                                                       ==========    ==========


                                                                          REIT-7

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements (continued)


6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.



                                                                          REIT-8

Delaware VIP Trust-Delaware VIP Select Growth Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                          Number of     Market
                                                           Shares        Value
   COMMON STOCK-99.31%
   Banking & Finance-18.61%
   City National ................................           3,600    $  193,500
   Comerica .....................................           5,500       337,700
   Countrywide Credit Industries ................          18,200       878,150
   Doral Financial ..............................           8,200       273,798
   Federated Investors Class B ..................          25,600       884,992
   Freddie Mac ..................................          28,000     1,713,600
  +IndyMac Bancorp ..............................          19,000       430,920
   Lehman Brothers Holdings .....................          24,700     1,544,244
   New York Community Bancorp ...................           6,700       178,756
   North Fork Bancorporation ....................           6,800       270,708
   TCF Financial ................................          12,400       608,840
   Washington Mutual ............................          31,400     1,165,254
   Zions Bancorporation .........................          14,000       729,400
                                                                     ----------
                                                                      9,209,862
                                                                     ----------
   Buildings & Materials-0.51%
   Lennar .......................................           4,100       250,920
                                                                     ----------
                                                                        250,920
                                                                     ----------
   Business Services-11.34%
  +Cendant ......................................         111,900     1,776,972
  +Charter Communications Class A ...............          99,100       404,328
  +Clear Channel Communications .................          27,300       874,146
   Manpower .....................................          17,600       646,800
  +Robert Half International ....................          37,100       864,430
  +United Rentals ...............................          47,900     1,044,220
                                                                     ----------
                                                                      5,610,896
                                                                     ----------
  Cable, Media & Publishing-1.65%
  +Mediacom Communications ......................          81,300       633,327
   Omnicom Group ................................           4,000       183,200
                                                                     ----------
                                                                        816,527
                                                                     ----------
   Computers & Technology-16.57%
  +Altera .......................................          39,500       537,200
  +Analog Devices ...............................          31,400       932,580
  +Applied Micro Circuits .......................         114,300       540,639
  +Brocade Communications Systems ...............          44,000       769,120
  +Emulex .......................................          22,100       497,471
  +Finisar ......................................          21,100        50,007
   Henry (Jack) & Associates ....................          27,800       463,982
   Linear Technology ............................          15,400       484,022
  +Micrel .......................................          50,800       730,504
  +Network Appliance ............................          41,200       512,528
  +Novellus Systems .............................           6,700       227,800
  +Quest Software ...............................          86,400     1,255,392
  +Sonus Networks ...............................          98,000       197,960
  +Veritas Software .............................          10,725       212,248
  +Xilinx .......................................          35,100       787,293
                                                                     ----------
                                                                      8,198,746
                                                                     ----------
   Consumer Durable/Cyclical-1.93%
   Centex .......................................          16,500       953,535
                                                                     ----------
                                                                        953,535
                                                                     ----------

                                                         Number of     Market
                                                           Shares       Value
   COMMON STOCK (continued)
   Consumer Non-Durable/Retail-19.19%
  +Bed Bath & Beyond ............................          56,200   $ 2,120,988
  +Best Buy .....................................          24,750       898,425
   Home Depot ...................................          27,800     1,021,094
  +Kohl's .......................................          35,500     2,487,839
  +Krispy Kreme Doughnuts .......................          24,200       778,998
   Lowe's Companies .............................          24,200     1,098,680
  +Staples ......................................          55,300     1,089,410
                                                                    -----------
                                                                      9,495,434
                                                                    -----------
   Consumer Services-7.82%
  +Brinker International ........................          38,250     1,214,438
   Darden Restaurants ...........................          56,550     1,396,785
   Landry's Restaurants .........................          23,900       609,689
   Marriott International Class A ...............          17,000       646,850
                                                                    -----------
                                                                      3,867,762
                                                                    -----------
   Electronics & Electrical Equipment-0.97%
   Texas Instruments ............................          20,300       481,110
                                                                    -----------
                                                                        481,110
                                                                    -----------
   Energy-0.81%
  +Noble Drilling ...............................          10,400       401,440
                                                                    -----------
                                                                        401,440
                                                                    -----------
   Healthcare & Pharmaceuticals-10.39%
   Allergan .....................................          16,600     1,108,050
  +Amgen ........................................          25,800     1,080,504
  +Genentech ....................................           9,300       311,550
  +Guidant ......................................          30,900       934,107
  +Inhale Therapeutic Systems ...................          57,300       543,777
  +IntraBiotics Pharmaceuticals Restricted ......          74,500        96,850
  +Pain Therapeutics ............................         127,700     1,067,572
                                                                    -----------
                                                                      5,142,410
                                                                    -----------
   Insurance-7.35%
   Arthur J. Gallagher ..........................           5,400       187,110
   HCC Insurance Holdings .......................          33,300       877,455
   MBIA .........................................          16,500       932,745
   PartnerRe ....................................          19,400       949,630
  +Willis Group Holdings ........................          21,000       691,110
                                                                    -----------
                                                                      3,638,050
                                                                    -----------
   Telecommunications-1.01%
  +CIENA ........................................          55,198       231,280
  +West .........................................          12,200       269,132
                                                                    -----------
                                                                        500,412
                                                                    -----------
   Transportation-1.16%
  +Arkansas Best ................................          22,500       573,300
                                                                    -----------
                                                                        573,300
                                                                    -----------
   Total Common Stock
   (cost $54,108,167) ...........................                    49,140,404
                                                                    -----------

                                                                 Select Growth-1

Delaware VIP Trust-Delaware VIP Select Growth Series
Statement of Net Assets (continued)

                                                         Principal     Market
                                                           Amount       Value
Repurchase Agreements-0.98%
With BNP Paribas 1.91% 7/1/02
 (dated 6/28/02, collateralized by
 $126,000 U.S. Treasury Notes 6.00%
 due 9/30/02, market value $129,371
 and $48,000 U.S. Treasury Notes
 5.375% due 6/30/03, market value
 $51,196) ..........................................      $177,000    $177,000
With J.P. Morgan Securities 1.83%
 7/1/02 (dated 6/28/02, collateralized
 by $137,000 U.S. Treasury Bills due
 9/19/02, market value $136,312) ...................       133,500     133,500
With UBS Warburg 1.90% 7/1/02
 (dated 6/28/02, collateralized by
 $63,000 U.S. Treasury Notes 5.375%
 due 6/30/03, market value $66,901 and
 $63,000 U.S. Treasury Notes
 5.875% due 2/15/04, market value
 $67,769 and $41,000 U.S. Treasury
 Notes 6.625% due 5/15/07, market
 value $45,590) ....................................       176,500     176,500
                                                                      --------
Total Repurchase Agreements
 (cost $487,000) ...................................                   487,000
                                                                      --------

TOTAL MARKET VALUE OF SECURITIES-100.29% (cost $54,595,167) ........................................      49,627,404

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.29%) ............................................        (142,890)
                                                                                                        ------------

NET ASSETS APPLICABLE TO 7,495,712 SHARES OUTSTANDING-100.00% ......................................    $ 49,484,514
                                                                                                        ============

NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS ($39,336,571 / 5,954,651 SHARES) ..           $6.61
                                                                                                               =====
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS ($10,147,943 / 1,541,061 SHARES) ...           $6.59
                                                                                                               =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) .....................................    $103,290,690
Accumulated net investment loss ....................................................................        (125,444)
Accumulated net realized loss on investments .......................................................     (48,712,969)
Net unrealized depreciation of investments .........................................................      (4,967,763)
                                                                                                        ------------
Total net assets ...................................................................................    $ 49,484,514
                                                                                                        ============

-----------------
+Non-income producing security for the period ended June 30, 2002.

                             See accompanying notes

                                                                 Select Growth-2

Delaware VIP Trust-
Delaware VIP Select Growth Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends ....................................................   $    116,553
Interest .....................................................         29,250
                                                                 ------------
 .............................................................        145,803
                                                                 ------------

EXPENSES:
Management fees ..............................................        229,133
Accounting and administration expenses .......................         18,114
Distribution expense - Service Class .........................          9,655
Registration fees ............................................          3,319
Custodian fees ...............................................          3,273
Dividend disbursing and transfer agent fees and expenses .....          3,111
Reports and statements to shareholders .......................          2,014
Trustees' fees ...............................................          1,200
Professional fees ............................................            600
Other ........................................................          3,195
                                                                 ------------
                                                                      273,614
Less expenses absorbed or waived .............................         (1,571)
Less expenses paid indirectly ................................           (796)
                                                                 ------------
Total expenses ...............................................        271,247
                                                                 ------------

NET INVESTMENT LOSS ..........................................       (125,444)
                                                                 ------------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments .............................     (2,573,799)
Net change in unrealized appreciation /
   depreciation of investments ...............................    (10,895,460)
                                                                 ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ............................................    (13,469,259)
                                                                 ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................   $(13,594,703)
                                                                 ============
                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Select Growth Series
Statements of Changes in Net Assets
                                                         Period         Year
                                                      Ended 6/30/02     Ended
                                                        (Unaudited)    12/31/01
                                                      -------------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss .............................    $   (125,444)    $(187,012)
Net realized loss on investments ................      (2,573,799)  (30,289,975)
Net change in unrealized appreciation /
   depreciation of investments ..................     (10,895,460)    6,612,845
                                                      -----------   -----------
Net decrease in net assets
   resulting from operations ....................     (13,594,703)  (23,864,142)
                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................       3,102,715    11,626,342
   Service Class ................................       1,080,961     7,577,350
                                                      -----------   -----------
                                                        4,183,676    19,203,692
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ...............................      (8,150,065)  (17,586,045)
   Service Class ................................      (2,556,202)   (5,510,966)
                                                      -----------   -----------
                                                      (10,706,267)  (23,097,011)
                                                      -----------   -----------
Decrease in net assets derived from capital
   share transactions ...........................      (6,522,591)   (3,893,319)
                                                      -----------   -----------

NET DECREASE IN NET ASSETS ......................     (20,117,294)  (27,757,461)

NET ASSETS:
Beginning of period .............................      69,601,808    97,359,269
                                                      -----------   -----------
End of period ...................................     $49,484,514   $69,601,808
                                                      ===========   ===========

                             See accompanying notes


                                                                 Select Growth-3

Delaware VIP Trust-Delaware VIP Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Delaware VIP Select Growth Series Standard Class
                                                                              Period
                                                                              Ended        Year        Year       5/3/99(2)
                                                                             6/30/02(1)    Ended       Ended         to
                                                                            (Unaudited)   12/31/01    12/31/00     12/31/99
                                                                            ------------------------------------------------
Net asset value, beginning of period .......................................  $8.300       $10.890       $14.300     $10.000

Income (loss) from investment operations:
Net investment income (loss)(3) ............................................  (0.014)       (0.019)       (0.040)      0.011
Net realized and unrealized gain (loss) on investments .....................  (1.676)       (2.571)       (3.078)      4.289
                                                                             -------       -------       -------     -------
Total from investment operations ...........................................  (1.690)       (2.590)       (3.118)      4.300
                                                                             -------       -------       -------     -------
Less dividends and distributions from:
Net investment income ......................................................       -             -        (0.007)          -
Net realized gain on investments ...........................................       -             -        (0.285)          -
                                                                             -------       -------       -------     -------
Total dividends and distributions ..........................................       -             -        (0.292)          -
                                                                             -------       -------       -------     -------

Net asset value, end of period .............................................  $6.610       $ 8.300       $10.890     $14.300
                                                                              ======       =======       =======     =======

Total return(4) ............................................................ (20.36%)      (23.78%)      (22.46%)     42.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................................... $39,337       $55,104       $80,443     $53,529
Ratio of expenses to average net assets ....................................   0.86%         0.85%         0.82%       0.80%
Ratio of expenses to average net assets prior to expense limitation and
   expenses paid indirectly ................................................   0.87%         0.88%         0.89%       0.81%
Ratio of net investment income (loss) to average net assets ................  (0.38%)       (0.22%)       (0.30%)      0.32%
Ratio of net investment income (loss) to average net assets prior to expense
   limitation and expenses paid indirectly .................................  (0.39%)       (0.25%)       (0.37%)      0.29%
Portfolio turnover .........................................................    132%          135%          158%        174%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                 Select Growth-4

Delaware VIP Trust-Delaware VIP Select Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                     Delaware VIP Select Growth Series Service Class
                                                                                           Period
                                                                                            Ended          Year           5/1/00(2)
                                                                                          6/30/02(1)       Ended            to
                                                                                          (Unaudited)     12/31/01       12/31/00
                                                                                       ---------------------------------------------
Net asset value, beginning of period ...............................................         $8.280        $10.880        $13.160

Loss from investment operations:
Net investment loss(3)..............................................................         (0.020)        (0.032)        (0.043)
Net realized and unrealized loss on investments ....................................         (1.670)        (2.568)        (2.237)
                                                                                             ------        -------        -------
Total from investment operations ...................................................         (1.690)        (2.600)        (2.280)
                                                                                             ------        -------        -------

Net asset value, end of period .....................................................         $6.590        $ 8.280        $10.880
                                                                                             ======        =======        =======


Total return(4).....................................................................        (20.41%)       (23.90%)       (17.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................................        $10,148        $14,498        $16,916
Ratio of expenses to average net assets ............................................          1.01%          1.00%          0.99%
Ratio of expenses to average net assets prior to expense limitation and
  expenses paid indirectly .........................................................          1.02%          1.03%          1.06%
Ratio of net investment loss to average net assets .................................         (0.53%)        (0.37%)        (0.48%)
Ratio of net investment loss to average net assets prior to expense limitation
  and expenses paid indirectly .....................................................         (0.54%)        (0.40%)        (0.55%)
Portfolio turnover .................................................................           132%           135%           158%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                 Select Growth-5

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $733 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $63. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2002 and 0.90% from May 1, 2002 through April 30, 2003.

                                                                 Select Growth-6

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had receivables from or liabilities payable to affiliates as follows:

   Dividend disbursing,                                  Receivable
   transfer agent fees,                                   from DMC
      accounting                Other expenses          under expense
   and other expenses           payable to DMC           limitation
     payable to DSC             and affiliates            agreement
   -------------------          --------------          --------------
       $7,311                       $3,989                $7,928

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ....................................     $38,593,866
   Sales ........................................     $39,787,245

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate       Aggregate
      Cost of        unrealized      unrealized     Net unrealized
   investments      appreciation    depreciation     depreciation
   -----------      ------------    ------------    --------------
   $54,595,167       $4,885,659     $(9,853,422)     $(4,967,763)

4. Dividend and Distribution Information

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,588,983 expires in 2008 and $30,958,389 expires in 2009.

5. Capital Shares

Transactions in capital shares were as follows:

                                                          Period      Year
                                                           Ended      Ended
                                                          6/30/02    12/31/01
                                                       ----------   ----------
Shares sold:
   Standard Class .................................       392,261    1,302,741
   Service Class ..................................       140,262      866,013
                                                       ----------   ----------
                                                          532,523    2,168,754
                                                       ----------   ----------
Shares repurchased:
   Standard Class .................................    (1,074,324)  (2,051,450)
   Service Class ..................................      (349,550)    (670,141)
                                                       ----------   ----------
                                                       (1,423,874)  (2,721,591)
                                                       ----------   ----------
Net decrease ......................................      (891,351)    (552,837)
                                                       ==========   ==========

                                                                 Select Growth-7

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements (continued)


6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Credit and Market Risk
The Series invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.












                                                                 Select Growth-8

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                       Number of      Market
                                                         Shares       Value
 COMMON STOCK-95.43%
 Aerospace & Defense-1.97%
+DRS Technologies ...................................    90,200    $ 3,856,050
+Herley Industries ..................................    74,500      1,580,145
+Integrated Defense Technologies ....................    41,700      1,227,231
                                                                   -----------
                                                                     6,663,426
                                                                   -----------
 Automobiles & Automotive Parts-1.35%
+Aftermarket Technology .............................    38,100        731,520
+Keystone Automotive Industries .....................    40,700        774,521
+Lear ...............................................    66,400      3,071,000
                                                                   -----------
                                                                     4,577,041
                                                                   -----------
 Banking, Finance & Insurance-15.80%
 AmerUs Group .......................................    94,400      3,497,520
 Associated Banc-Corp ...............................   142,598      5,377,371
 Colonial BancGroup .................................   319,700      4,795,500
 Commerical Federal .................................   123,100      3,539,125
 Compass Bancshares .................................   176,200      5,920,320
 East West Bancorp ..................................    84,100      2,903,132
 Gallagher, Arthur J. & Co. .........................   131,100      4,542,615
 Harleysville Group .................................    91,800      2,544,696
 PartnerRe ..........................................    90,200      4,415,290
 Presidential Life ..................................   102,500      2,077,675
 RenaissanceRe Holdings .............................   166,200      6,082,920
 Riggs National .....................................   162,500      2,422,875
+Sterling Financial .................................    51,120        994,795
 W.R. Berkley .......................................    77,800      4,279,000
                                                                   -----------
                                                                    53,392,834
                                                                   -----------
 Basic Industries-4.39%
 Allegheny Technologies .............................   154,400      2,447,240
+Armor Holdings .....................................    67,500      1,721,250
 Crane ..............................................   142,000      3,601,120
 Gibraltar Steel ....................................    75,600      1,677,564
+Griffon ............................................   298,730      5,407,013
                                                                   -----------
                                                                    14,854,187
                                                                   -----------
 Building & Materials-5.08%
 Florida Rock Industries ............................    73,400      2,643,134
 KB HOME ............................................   104,900      5,403,399
 Pulte Homes ........................................    87,800      5,046,744
 Texas Industries ...................................    64,600      2,034,254
 Universal Forest Products ..........................    38,000        889,960
+WCI Communities ....................................    39,900      1,155,105
                                                                   -----------
                                                                    17,172,596
                                                                   -----------
 Business Services-1.46%
+Bell Microproducts .................................    98,200        790,510
+Global Imaging Systems .............................    87,100      1,654,029
+Handleman ..........................................   171,200      2,475,552
                                                                   -----------
                                                                     4,920,091
                                                                   -----------
 Cable, Media & Publishing-0.54%
 Belo - Class A .....................................    81,300      1,838,193
                                                                   -----------
                                                                     1,838,193
                                                                   -----------
 Capital Spending-1.54%
+AGCO ...............................................   157,900      3,099,577
+Mueller Industries .................................    65,800      2,089,150
                                                                   -----------
                                                                     5,188,727
                                                                   -----------

                                                       Number of      Market
                                                         Shares       Value
 COMMON STOCK (continued)
 Chemicals-2.81%
 H.B. Fuller ........................................    91,100    $ 2,668,319
 MacDermid ..........................................   127,800      2,717,028
 OM Group ...........................................    31,700      1,965,400
 Spartech ...........................................    78,400      2,134,832
                                                                   -----------
                                                                     9,485,579
                                                                   -----------
 Computers & Technology-5.67%
+Actel ..............................................   124,200      2,610,684
+ASM International ..................................   151,100      2,607,986
 Inter-Tel ..........................................   113,300      1,921,568
+International Rectifier ............................    75,800      2,209,570
+Nanometrics ........................................    89,800      1,425,934
+Photronics .........................................   113,700      2,153,478
 Symbol Technologies ................................   188,300      1,600,550
+Tech Data ..........................................    76,800      2,906,880
+Veeco Instruments ..................................    74,100      1,712,451
                                                                   -----------
                                                                    19,149,101
                                                                   -----------
 Consumer Services-1.72%
+Rent-A-Center ......................................    63,900      3,706,839
+Take-Two Interactive Software ......................   101,800      2,096,062
                                                                   -----------
                                                                     5,802,901
                                                                   -----------
 Electronics & Electrical Equipment-0.86%
+Merix ..............................................   122,800      1,053,624
+Photon Dynamics ....................................    61,400      1,842,000
                                                                   -----------
                                                                     2,895,624
                                                                   -----------
 Energy-7.28%
+Cal Dive International .............................   126,200      2,776,400
+Chesapeake Energy ..................................   363,400      2,616,480
+Comstock Resources .................................   279,400      2,123,440
+Grey Wolf ..........................................   414,900      1,684,494
+Magnum Hunter Resources ............................   237,300      1,872,297
 NUI ................................................    96,400      2,626,900
 Ocean Energy .......................................   263,500      5,710,045
 Southwest Gas ......................................   127,000      3,143,250
+Westport Resources .................................   124,200      2,036,880
                                                                   -----------
                                                                    24,590,186
                                                                   -----------
 Engineering & Construction-1.65%
 Granite Construction ...............................    73,400      1,857,020
+Jacobs Engineering Group ...........................   106,900      3,717,982
                                                                   -----------
                                                                     5,575,002
                                                                   -----------
 Food, Beverage & Tobacco-3.93%
 Bunge Limited ......................................    97,300      2,053,030
+Constellation Brands ...............................   259,100      8,291,200
+International Multifoods ...........................   112,100      2,954,956
                                                                   -----------
                                                                    13,299,186
                                                                   -----------
 Healthcare & Pharmaceuticals-4.11%
+Community Health Systems ...........................   133,400      3,575,120
 Cooper Companies ...................................    60,800      2,863,680
 D & K Healthcare Resources .........................    48,800      1,720,688
+Kindred Healthcare .................................    33,800      1,503,086
 Owens & Minor ......................................   126,200      2,493,712
+Pharmaceutical Resources ...........................    62,700      1,741,806
                                                                   -----------
                                                                    13,898,092
                                                                   -----------

                                                               Small Cap Value-1

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

                                                       Number of      Market
                                                         Shares       Value
 COMMON STOCK (continued)
 Industrial Machinery-4.88%
 A.O. Smith .........................................    80,850    $ 2,490,989
 Briggs & Stratton ..................................    63,900      2,469,096
+Chase Industries ...................................    20,900        292,600
 Cummins ............................................    54,200      1,794,020
 Harsco .............................................    74,700      2,801,250
 Kaydon .............................................   130,200      3,074,022
+Terex ..............................................   158,900      3,573,661
                                                                   -----------
                                                                    16,495,638
                                                                   -----------
 Metals & Mining-0.65%
+Freeport-McMoRan Copper & Gold - Class B ...........   122,300      2,183,055
                                                                   -----------
                                                                     2,183,055
                                                                   -----------
 Miscellaneous-1.60%
 Federal Signal .....................................   226,100      5,426,400
                                                                   -----------
                                                                     5,426,400
                                                                   -----------
 Packaging & Containers-4.03%
 Ball ...............................................   123,000      5,102,040
+Crown Cork & Seal ..................................   256,700      1,758,395
+Pactiv .............................................   284,800      6,749,760
                                                                   -----------
                                                                    13,610,195
                                                                   -----------
 Paper & Forest Products-0.64%
 Wausau-Mosinee Paper ...............................   178,900      2,155,745
                                                                   -----------
                                                                     2,155,745
                                                                   -----------
 Real Estate-6.75%
 Mack-Cali Realty ...................................   113,000      3,971,950
 Pan Pacific Retail Properties ......................   215,100      7,352,118
 Prentiss Properties Trust ..........................   172,600      5,480,050
 Reckson Associates Realty ..........................   143,500      3,573,150
 St. Joe ............................................    80,600      2,419,612
                                                                   -----------
                                                                    22,796,880
                                                                   -----------
 Retail-9.23%
+Abercrombie & Fitch - Class A ......................    72,700      1,753,524
+Barnes & Noble .....................................   125,300      3,311,679
+Bebe Stores ........................................   118,000      2,394,220
+Department 56 ......................................    79,100      1,287,748
+Gadzooks ...........................................    73,100        920,329
+Goody's Family Clothing ............................   143,900      1,659,167
+Gymboree ...........................................   133,200      2,133,864
+Jack in the Box ....................................   111,300      3,539,340
+Oakley .............................................   160,600      2,810,500
 Phillips-Van Heusen ................................   124,200      1,937,520
+Rare Hospitality International .....................   139,500      3,755,340
+Shoe Carnival ......................................    73,300      1,564,222
+Sports Authority ...................................   115,700      1,314,352
+Whitehall Jewellers ................................    33,300        689,643
 Wolverine World Wide ...............................   122,000      2,128,900
                                                                   -----------
                                                                    31,200,348
                                                                   -----------
 Telecommunications-0.33%
 Tele Centro Oeste Celular Participacoes - ADR ......   249,800      1,106,614
                                                                   -----------
                                                                     1,106,614
                                                                   -----------
 Textiles, Apparel & Furniture-1.65%
+Furniture Brands International .....................   108,200      3,273,050
 La-Z Boy ...........................................    91,700      2,312,674
                                                                   -----------
                                                                     5,585,724
                                                                   -----------

                                                       Number of     Market
                                                        Shares        Value
 COMMON STOCK (continued)
 Transportation-3.87%
 Alexander & Baldwin ................................   151,200     $3,900,960
+Arkansas Best ......................................   100,600      2,563,288
+Continental Airlines - Class B .....................    68,200      1,076,196
+Kirby ..............................................    90,300      2,207,835
+Yellow .............................................   103,200      3,343,680
                                                                   -----------
                                                                    13,091,959
                                                                   -----------
 Utilities-1.64%
 Black Hills ........................................    92,000      3,183,200
 PNM Resources ......................................    97,200      2,352,240
                                                                   -----------
                                                                     5,535,440
                                                                   -----------
 Total Common Stock
  (cost $286,278,091) ...............................              322,490,764
                                                                   -----------

 Warrant-0.01%
+Magnum Hunter Resources ............................    34,780         28,867
                                                                   -----------
 Total Warrant (cost $0)                                                28,867
                                                                   -----------

                                                       Principal
                                                        Amount
 REPURCHASE AGREEMENTS-4.28%
 With BNP Paribas 1.91% 7/1/02
  (dated 6/28/02, collateralized by
  $3,748,000 U.S. Treasury Notes 6.00%
  due 9/30/02, market value $3,842,344
  and $1,434,000 U.S. Treasury Notes
  5.375% due 6/30/03, market value
  $1,520,517) ....................................... $5,248,000     5,248,000
 With J.P. Morgan Securities 1.83% 7/1/02
  (dated 6/28/02, collateralized by $4,062,000
  U.S. Treasury Bills due 9/19/02, market
  value $4,048,487) .................................  3,968,000     3,968,000
 With UBS Warburg 1.90% 7/1/02
  (dated 6/28/02, collateralized by
  $1,874,000 U.S. Treasury Notes 5.375% due
  6/30/03, market value $1,986,981 and
  $1,874,000 U.S. Treasury Notes 5.875% due
  2/15/04, market value $2,012,764 and
  $1,210,000 U.S. Treasury Notes 6.625% due
  5/15/07, market value $1,354,036) ................. 5,248,0000     5,248,000
                                                                   -----------
 Total Repurchase Agreements
  (cost $14,464,000) ................................               14,464,000
                                                                   -----------

                                                               Small Cap Value-2

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-99.72% (cost $300,742,091) .............................................    $336,983,631

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.28% ...................................................         937,533
                                                                                                             ------------

NET ASSETS APPLICABLE TO 16,213,171 SHARES OUTSTANDING-100.00% ..........................................    $337,921,164
                                                                                                             ============

NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($202,985,559 / 9,739,580 SHARES) ....          $20.84
                                                                                                                   ======

NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($134,935,605 / 6,473,591 SHARES) .....          $20.84
                                                                                                                   ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ..........................................    $295,123,216
Undistributed net investment income .....................................................................         509,085
Accumulated net realized gain on investments ............................................................       6,047,323
Net unrealized appreciation of investments ..............................................................      36,241,540
                                                                                                             ------------
Total net assets ........................................................................................    $337,921,164
                                                                                                             ============

------------
+Non-income producing security for the period ended June 30, 2002.

ADR-American Depositary Receipt

                             See accompanying notes

                                                               Small Cap Value-3

Delaware VIP Trust-
Delaware VIP Small Cap Value Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends .....................................................    $  1,550,321
Interest ......................................................         183,762
                                                                   ------------
                                                                      1,734,083
                                                                   ------------
EXPENSES:
Management fees ...............................................       1,046,371
Distribution expense - Service Class ..........................          67,594
Accounting and administration expenses ........................          52,853
Professional fees .............................................          14,593
Dividend disbursing and transfer agent
   fees and expenses ..........................................          13,757
Custodian fees ................................................           7,002
Trustees' fees ................................................           3,722
Reports and statements to shareholders ........................             250
Registration fees .............................................             238
Taxes (other than taxes on income) ............................              13
Other .........................................................           8,061
                                                                   ------------
                                                                      1,214,454
Less expenses paid indirectly .................................          (3,348)
                                                                   ------------
Total expenses ................................................       1,211,106
                                                                   ------------
NET INVESTMENT INCOME                                                   522,977
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ..............................       6,869,247
Net change in unrealized appreciation /
   depreciation of investments ................................       8,294,401
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .............................................      15,163,648
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................    $ 15,686,625
                                                                   ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

                                                        Period          Year
                                                     Ended 6/30/02     Ended
                                                      (Unaudited)     12/31/01
                                                     ------------    ----------

INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................    $    522,977  $  1,192,315
Net realized gain on investments ................       6,869,247     9,196,686
Net change in unrealized appreciation /
   depreciation of investments ..................       8,294,401     6,533,980
                                                     ------------  ------------
Net increase in net assets
   resulting from operations ....................      15,686,625    16,922,981
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................        (923,547)   (1,092,042)
   Service Class ................................        (278,344)      (17,830)
Net realized gain on investments:
   Standard Class ...............................      (2,113,500)            -
   Service Class ...............................         (860,337)            -
                                                     ------------  ------------
                                                       (4,175,728)   (1,109,872)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      83,197,992   125,692,721
   Service Class ................................      90,993,986    45,275,971
Netasset value of shares issued
   upon reinvestment of dividends
   and distributions:
   Standard Class ...............................       3,037,047     1,092,042
   Service Class ................................       1,138,681        17,830
                                                     ------------  ------------
                                                      178,367,706   172,078,564
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ...............................     (46,563,189)  (91,516,470)
   Service Class ................................      (4,270,103)   (2,667,142)
                                                     ------------  ------------
                                                      (50,833,292)  (94,183,612)
                                                     ------------  ------------
Increase in net assets derived
   from capital share transactions ..............     127,534,414    77,894,952
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ......................     139,045,311    93,708,061

NET ASSETS:
Beginning of period .............................     198,875,853   105,167,792
                                                     ------------  ------------
End of period ...................................    $337,921,164  $198,875,853
                                                     ============  ============


                             See accompanying notes

                                                               Small Cap Value-4

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:



                                                                         Delaware VIP Small Cap Value Series Standard Class
                                                              Period
                                                         Ended 6/30/02(1)               Year Ended December 31,
                                                            (Unaudited)     2001        2000         1999        1998         1997
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ........................ $19.530     $17.650      $15.360     $16.450      $17.920     $14.500

Income (loss) from investment operations:
Net investment income(2) ....................................   0.044       0.162        0.182       0.182        0.196       0.122
Net realized and unrealized gain (loss) on investments ......   1.608       1.899        2.524      (0.997)      (1.036)      4.338
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ............................   1.652       2.061        2.706      (0.815)      (0.840)      4.460
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions from:
Net investment income .......................................  (0.104)     (0.181)      (0.185)     (0.195)      (0.135)     (0.110)
Net realized gain on investments ............................  (0.238)          -       (0.231)     (0.080)      (0.495)     (0.930)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ...........................  (0.342)     (0.181)      (0.416)     (0.275)      (0.630)     (1.040)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................. $20.840     $19.530      $17.650     $15.360      $16.450     $17.920
                                                              =======     =======      =======     =======      =======     =======

Total return(3) .............................................   8.45%      11.84%       18.18%      (4.86%)      (4.79%)     32.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .....................$202,985    $152,827     $103,914     $95,425     $103,989     $84,071
Ratio of expenses to average net assets .....................   0.82%       0.84%        0.85%       0.85%        0.83%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ..........   0.82%       0.86%        0.89%       0.85%        0.85%       0.90%
Ratio of net investment income to average net assets ........   0.42%       0.89%        1.18%       1.16%        1.32%       1.24%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly .   0.42%       0.87%        1.14%       1.16%        1.30%       1.14%
Portfolio turnover ..........................................     47%         73%          84%         47%          45%         41%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes


                                                               Small Cap Value-5

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                                Delaware VIP Small Cap Value Series
                                                                                                             Service Class
                                                                                                  Period
                                                                                                   Ended         Year      5/1/00(2)
                                                                                                 6/30/02(1)     Ended          to
                                                                                                (Unaudited)    12/31/01    12/31/00
                                                                                                -----------------------------------
Net asset value, beginning of period ............................................................  $19.520     $17.650      $14.860

Income from investment operations:
Net investment income(3) ........................................................................    0.029       0.135        0.124
Net realized and unrealized gain on investments .................................................    1.606       1.900        2.666
                                                                                                  --------    --------     --------
Total from investment operations ................................................................    1.635       2.035        2.790
                                                                                                  --------    --------     --------
Less dividends and distributions from:
Net investment income ...........................................................................   (0.077)     (0.165)           -
Net realized gain on investments ................................................................   (0.238)          -            -
                                                                                                  --------    --------     --------
Total dividends and distributions ...............................................................   (0.315)     (0.165)           -
                                                                                                  --------    --------     --------

Net asset value, end of period ..................................................................  $20.840     $19.520      $17.650
                                                                                                  ========    ========     ========

Total return(4) .................................................................................    8.42%      11.68%       18.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................................................... $134,936     $46,049       $1,254
Ratio of expenses to average net assets .........................................................    0.97%       0.99%        1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly     0.97%       1.01%        1.06%
Ratio of net investment income to average net assets ............................................    0.27%       0.74%        1.02%
Ratio of net investment income to average net assets prior to expense limitation and expenses
   paid indirectly ..............................................................................    0.27%       0.72%        0.96%
Portfolio turnover ..............................................................................      47%         73%          84%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes
                                                               Small Cap Value-6

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $3,348 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2002. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2002 and 0.95% from May 1, 2002 through April 30, 2003.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

                                                               Small Cap Value-7

Delaware VIP Trust - Delaware VIP Small Cap Value Series
Notes to Financial Statementss (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing,            Other
                 Investment      transfer agent fees,           expenses
                 management           accounting                payable
               fee payable to     and other expenses             to DMC
                    DMC             payable to DSC           and affiliates
               --------------     -----------------          --------------
                  $206,753             $9,372                    $13,678

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ...............................  $186,660,677
   Sales ...................................  $ 61,260,733

At June 30, 2002 the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                                 Aggregate     Aggregate
                  Cost of       unrealized     unrealized      Net unrealized
                investments    appreciation   depreciation      appreciation
                -----------    ------------   ------------      ------------
               $300,742,091     $46,792,814  $(10,551,274)      $36,241,540

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                                                                Period        Year
                                                                                 Ended       Ended
                                                                                6/30/02     12/31/01
                                                                              ----------  ----------
Ordinary income ............................................................. $1,464,288  $1,109,872
Long-term capital gain ......................................................  2,711,440           -
                                                                              ----------  ----------
Total ....................................................................... $4,175,728  $1,109,872
                                                                              ==========  ==========
5. Capital Shares

Transactions in capital shares were as follows:
                                                                                Period        Year
                                                                                 Ended       Ended
                                                                                6/30/02     12/31/01
                                                                              ----------  ----------
Shares sold:
   Standard Class ...........................................................  3,927,400   6,945,878
   Service Class ............................................................  4,264,750   2,443,191

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...........................................................    144,898      64,810
   Service Class ............................................................     54,301       1,057
                                                                              ----------  ----------
                                                                               8,391,349   9,454,936
                                                                              ----------  ----------
Shares repurchased:
   Standard Class ........................................................... (2,159,676) (5,071,850)
   Service Class ............................................................   (204,777)   (155,992)
                                                                              ----------  ----------
                                                                              (2,364,453) (5,227,842)
                                                                              ----------  ----------
Net increase ................................................................  6,026,896   4,227,094
                                                                              ==========  ==========


                                                               Small Cap Value-8

Delaware VIP Trust-Delaware VIP Small Cap Value Series

6. Line of Credit

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002 or at any time during the period.

7. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                               Small Cap Value-9

Delaware VIP Trust-Delaware VIP Social Awareness Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                Number of    Market
                                                 Shares      Value
 COMMON STOCK-100.22%
 Automobiles & Automotive Parts-0.50%
 Genuine Parts                                    1,200  $   41,844
+Lear                                             1,200      55,500
                                                         ----------
                                                             97,344
                                                         ----------
 Banking & Finance-16.14%
 American Express .................               3,000     108,960
 AmSouth Bancorporation ...........               3,500      78,330
 Bank of America ..................               4,900     344,764
 Bank One .........................               3,012     115,902
 Capital One Financial ............                 600      36,630
 Citigroup ........................              13,000     503,751
 Comerica .........................               2,000     122,800
 Countrywide Credit Industries ....                 400      19,300
 Fannie Mae .......................               3,200     236,000
 Household International ..........                 400      19,880
 J.P. Morgan Chase ................               7,400     251,008
 MBNA .............................                 900      29,763
 Mellon Financial .................               1,800      56,574
 Merrill Lynch & Company ..........               3,100     125,550
 MONY Group .......................               2,100      71,400
 Morgan Stanley Dean Witter .......               4,100     176,628
 Stilwell Financial ...............               3,400      61,880
 SunTrust Banks ...................               1,300      88,036
 UnumProvident ....................               3,200      81,440
 US Bancorp .......................               8,618     201,230
 Wachovia .........................               2,300      87,814
 Washington Mutual ................               5,400     200,394
 Wells Fargo ......................               2,500     125,150
                                                         ----------
                                                          3,143,184
                                                         ----------
 Basic Industry/Capital Goods-9.67%
+American Standard ................               1,800     135,180
 Avery Dennison ...................               1,700     106,675
 Ecolab ...........................               2,700     124,821
 Emerson Electric .................               2,900     155,179
 Federal Signal ...................               4,500     108,000
 Hillenbrand Industries ...........               2,400     134,760
 Ingersoll-Rand ...................               2,500     114,150
 Martin Marietta Materials ........               2,000      78,000
 Pentair ..........................               3,200     153,856
 Philips Electronics ..............               3,800     104,880
 Praxair ..........................               2,600     148,122
 Sigma-Aldrich ....................               2,500     125,375
 Sonoco Products ..................               2,200      61,754
 Sony ADR .........................               2,000     106,000
 Teleflex .........................               2,200     125,730
 York International ...............               3,000     101,370
                                                         ----------
                                                          1,883,852
                                                         ----------
 Building & Materials-0.04%
 Vulcan Materials .................                 200       8,716
                                                         ----------
                                                              8,716
                                                         ----------
 Business Services-1.61%
 Pitney Bowes .....................               2,800     111,216
+Republic Services ................               5,400     102,978
 ServiceMaster ....................               7,300     100,156
                                                         ----------
                                                            314,350
                                                         ----------

                                              Number of    Market
                                               Shares      Value
 COMMON STOCK (continued)
 Cable, Media & Publishing-4.34%
+AOL Time Warner ........................       17,000   $  250,070
+Cablevision Systems ....................        5,400       51,084
+Cablevision Systems-Rainbow Media
   Group ................................        1,000        8,750
+Clear Channel Communications ...........        1,874       60,005
+Comcast Special Class A ................        4,200      100,128
+Dun & Bradstreet .......................          900       29,745
+Metro-Goldwyn-Mayer ....................        3,700       45,177
 The News Corporation ...................        5,600      128,408
 Walt Disney ............................        9,100      171,990
                                                         ----------
                                                            845,357
                                                         ----------
 Chemicals-0.05%
 Lubrizol ...............................          300       10,050
                                                         ----------
                                                             10,050
                                                         ----------
 Consumer Non-Durable/Other-7.99%
 Cadbury Schweppes ADR ..................        2,400       72,432
 Callaway Golf ..........................        3,900       61,776
 Clorox .................................        2,680      110,818
 Coca-Cola Enterprises ..................        4,200       92,736
 Deluxe .................................        1,100       42,779
+Energizer Holdings .....................        2,900       79,518
 General Mills ..........................          900       39,672
 Gillette ...............................        6,600      223,542
 Heinz (H.J.) ...........................        3,100      127,410
 Kellogg Company ........................        3,300      118,338
 McDonald's .............................        5,000      142,250
 Newell Rubbermaid ......................        3,500      122,710
 NIKE ...................................          800       42,920
 Pepsi Bottling Group ...................        3,000       92,400
 Tupperware .............................        5,000      103,950
 Wrigley, (WM) Jr .......................        1,500       83,025
                                                         ----------
                                                          1,556,276
                                                         ----------
 Consumer Services/Other-1.25%
 Block (H&R) ............................          400       18,460
+Cendant ................................        8,300      131,804
+Host Marriott ..........................        8,200       92,660
                                                         ----------
                                                            242,924
                                                         ----------
 Electronics & Electrical Equipment-0.22%
 Matsushita Electric ADR ................        3,100       42,873
                                                         ----------
                                                             42,873
                                                         ----------
 Energy-5.99%
 Apache .................................        2,700      155,196
+BJ Services ............................        3,700      125,356
 Burlington Resources ...................        3,600      136,800
 EOG Resources ..........................        3,400      134,980
 Equitable Resources ....................        3,200      109,760
+Noble Drilling .........................        2,800      108,080
 Noble Affiliates .......................        2,800      100,940
 Questar ................................        3,500       87,010
+Smith International ....................        1,800      122,742
 Tidewater ..............................        2,600       85,592
                                                         ----------
                                                          1,166,456
                                                         ----------

                                                 Social Awareness-1

Delaware VIP Trust-Delaware VIP Social Awareness Series
Statement of Net Assets (continued)


                                              Number of    Market
                                               Shares      Value
 COMMON STOCK (continued)
 Healthcare & Pharmaceuticals-13.52%
 Aetna ...............................          200   $    9,594
 AmerisourceBergen ...................        1,100       83,600
+Amgen ...............................        2,600      108,888
 AstraZeneca ADR .....................        4,300      176,300
 Baxter International ................        2,100       93,324
 Becton Dickinson ....................        2,500       86,125
 C.R. Bard ...........................          800       45,264
 Cardinal Health .....................        2,300      141,243
+Caremark RX .........................        4,600       75,900
 Eli Lilly ...........................        8,800      496,320
+Genentech ...........................        2,000       67,000
+Guidant .............................        3,600      108,828
 HCA .................................        1,000       47,500
+Health Management Associates ........        5,000      100,750
+Health Net Class A ..................          400       10,708
+HEALTHSOUTH .........................        6,300       80,577
 IMS Health ..........................        4,900       87,955
+IVAX ................................        5,650       61,020
 McKesson ............................        3,100      101,370
+MedImmune ...........................        2,100       55,440
 Medtronic ...........................        2,600      111,410
+Millennium Pharmaceuticals ..........        1,700       20,655
 Novartis ADR ........................        5,200      227,916
 PerkinElmer .........................        9,200      101,660
+Tenet Healthcare ....................          900       64,395
+Wellpoint Health Networks ...........          900       70,029
                                                      ----------
                                                       2,633,771
                                                      ----------
 Insurance-4.71%
 Allstate ............................        4,480      165,670
 American International Group ........        5,150      351,385
 Cigna ...............................        1,400      136,388
 Fidelity National Financial .........        3,700      116,920
 John Hancock Financial Services .....        1,500       52,800
 MGIC Investment .....................          200       13,560
 Nationwide Financial Services .......        1,500       59,250
+Travelers Property & Casualty Class A        1,200       21,240
                                                      ----------
                                                         917,213
                                                      ----------
 Packaging & Containers-0.27%
 Bemis ...............................        1,100       52,250
                                                      ----------
                                                          52,250
                                                      ----------
 Real Estate-3.43%
 AMB Property ........................        1,800       55,800
 AvalonBay Communities ...............        1,500       69,660
 Crescent Real Estate Equities .......        1,800       33,660
 Duke-Weeks Realty ...................        2,700       78,165
 Equity Office Properties Trust ......        4,200      126,420
 Equity Residential Properties Trust .        2,400       69,000
 Kimco Realty ........................        2,200       73,678
 ProLogis Trust ......................        3,100       80,600
 Simon Property Group ................        2,200       81,070
                                                      ----------
                                                         668,053
                                                      ----------

                                      Number of    Market
                                       Shares      Value
 COMMON STOCK (continued)
 Retail-7.70%
 Albertson's ...................        1,200   $   36,552
+BJ's Wholesale Club ...........        1,800       69,300
 CVS ...........................        3,700      113,220
+Federated Department Stores ...        3,200      127,040
 Home Depot ....................        7,700      282,821
 J.C. Penney ...................        2,500       55,050
+Kroger ........................        5,200      103,480
 May Department Stores .........        2,700       88,911
 Nordstrom .....................        4,000       90,600
+Safeway .......................        4,500      131,355
+Saks ..........................        7,800      100,152
 Sears, Roebuck ................        2,800      152,040
+Toys R Us .....................        4,800       83,856
 Winn-Dixie Stores .............        4,200       65,478
                                                ----------
                                                 1,499,855
                                                ----------
 Technology/Communications-2.91%
+Cisco Systems .................       23,000      320,850
+Comverse Technology ...........        5,500       50,930
+Crown Castle ..................       12,300       48,339
 Nokia ADR .....................        7,300      105,704
+Qualcomm ......................        1,500       41,235
                                                ----------
                                                   567,058
                                                ----------
 Technology/Components-0.35%
+Arrow Electronics .............        2,600       53,950
 AVX ...........................          900       14,697
                                                ----------
                                                    68,647
                                                ----------
 Technology/Hardware-3.44%
+Dell Computer .................        8,000      209,120
+EMC ...........................       13,580      102,529
 Hewlett-Packard ...............        6,679      102,055
+Lexmark International Group A .        1,200       65,280
 Scientific-Atlanta ............        5,000       82,250
 Symbol Technologies ...........       12,800      108,800
                                                ----------
                                                   670,034
                                                ----------
 Technology/Semiconductors-3.03%
+Altera ........................        3,500       47,600
+Applied Materials .............        7,500      142,650
 Intel .........................       14,500      264,915
+Micron Technology .............        5,000      101,100
+Xilinx ........................        1,500       33,645
                                                ----------
                                                   589,910
                                                ----------
 Technology/Software-5.98%
 Adobe Systems .................        1,300       37,050
 Autodesk ......................        2,400       31,800
+Cadence Design Systems ........        4,600       74,152
+Intuit ........................        2,200      109,384
+Microsoft .....................       11,900      650,930
+Oracle ........................       19,600      185,612
+Siebel Systems ................        1,900       27,018
+VERITAS Software ..............        2,500       49,475
                                                ----------
                                                 1,165,421
                                                ----------
 Technology/Systems-0.55%
 Automatic Data Processing .....        1,200       52,260
 Electronic Data Systems .......        1,500       55,725
                                                ----------
                                                   107,985
                                                ----------

                                        Social Awareness-2

Delaware VIP Trust-Delaware VIP Social Awareness Series
Statement of Net Assets (continued)

                                   Number of    Market
                                     Shares      Value
 COMMON STOCK (continued)
 Telecommunications-5.42%
+AT&T Wireless Services ......       5,000   $   29,250
 BellSouth ...................       7,280      229,320
 CenturyTel ..................       2,900       85,550
 SBC Communications ..........      11,000      335,500
+Sprint PCS ..................       8,500       37,995
 Verizon Communications ......       8,400      337,260
                                             ----------
                                              1,054,875
                                             ----------

                                   Number of    Market
                                     Shares      Value
 COMMON STOCK (continued)
 Transportation-0.80%
 FedEx .......................       2,900   $  154,860
                                             ----------
                                                154,860
                                             ----------
 Utilities - 0.31%
+Calpine .....................       8,700       61,161
                                             ----------
                                                 61,161
                                             ----------
 Total Common Stock
   (cost $21,202,267) ........               19,522,475
                                             ----------

TOTAL MARKET VALUE OF SECURITIES-100.22% (cost $21,202,267) ..............................................    19,522,475

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.22%) ..................................................       (43,412)
                                                                                                             -----------
NET ASSETS APPLICABLE TO 1,861,355 SHARES OUTSTANDING-100.00% ............................................   $19,479,063
                                                                                                             ===========
NET ASSET VALUE-DELAWARE VIP SOCIAL AWARENESS SERIES STANDARD CLASS ($18,617,061 / 1,778,955 SHARES) .....        $10.47
                                                                                                                  ======
NET ASSET VALUE-DELAWARE VIP SOCIAL AWARENESS SERIES SERVICE CLASS ($862,002 / 82,400 SHARES) ............        $10.46
                                                                                                                  ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ...........................................   $24,156,689
Undistributed net investment income ......................................................................        54,414
Accumulated net realized loss on investments .............................................................    (3,052,248)
Net unrealized depreciation of investments ...............................................................    (1,679,792)
                                                                                                             -----------
Total net assets .........................................................................................   $19,479,063
                                                                                                             ===========

------------------
+Non-income producing security for the period ended June 30, 2002.

ADR-American Depositary Receipts

                             See accompanying notes

                                                              Social Awareness-3

Delaware VIP Trust-
Delaware VIP Social Awareness Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends ..............................................   $   140,827
Interest ...............................................         1,075
                                                           -----------
                                                               141,902
                                                           -----------
EXPENSES:
Management fees ........................................        83,264
Accounting and administration expenses .................         1,400
Distribution expense - Service Class ...................           697
Professional fees ......................................           375
Custodian fees .........................................           262
Dividend disbursing and transfer agent fees and expenses           100
Registration fees ......................................           100
Trustees' fees .........................................           100
Reports and statements to shareholders .................            50
Other ..................................................            18
                                                           -----------
                                                                86,366
Less expenses paid indirectly ..........................          (353)
                                                           -----------
Total expenses .........................................        86,013
                                                           -----------

NET INVESTMENT INCOME ..................................        55,889
                                                           -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments .......................    (1,867,373)
Net change in unrealized appreciation /
   depreciation of investments .........................    (1,265,424)
                                                           -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ......................................    (3,132,797)
                                                           -----------

NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................   $(3,076,908)
                                                           ===========
                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Social Awareness Series
Statements of Changes in Net Assets

                                                  Period           Year
                                              Ended 6/30/02        Ended
                                               (Unaudited)        12/31/01
                                               -----------        --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................   $     55,889      $     75,967
Net realized loss on investments ..........     (1,867,373)       (1,167,324)
Net change in unrealized appreciation /
   depreciation of investments ............     (1,265,424)       (1,859,074)
                                              ------------      ------------
Net decrease in net assets
   resulting from operations ..............     (3,076,908)       (2,950,431)
                                              ------------      ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .........................        (74,145)          (59,393)
   Service Class ..........................         (1,748)             (572)
Net realized gain on investments:
   Standard Class .........................             --        (2,340,080)
   Service Class ..........................             --           (33,791)
                                              ------------      ------------
                                                   (75,893)       (2,433,836)
                                              ------------      ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .........................        485,837         1,438,746
   Service Class ..........................        128,307           738,660
Netasset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class .........................         74,145         2,399,473
   Service Class ..........................          1,748            34,363
                                              ------------      ------------
                                                   690,037         4,611,242
                                              ------------      ------------
Cost of shares repurchased:
   Standard Class .........................     (1,873,402)       (6,607,472)
   Service Class ..........................        (71,609)          (38,739)
                                              ------------      ------------
                                                (1,945,011)       (6,646,211)
                                              ------------      ------------
Decrease in net assets derived from capital
   share transactions .....................     (1,254,974)       (2,034,969)
                                              ------------      ------------

NET DECREASE IN NET ASSETS ................     (4,407,775)       (7,419,236)

NET ASSETS:
Beginning of period .......................     23,886,838        31,306,074
                                              ------------      ------------
End of period .............................   $ 19,479,063      $ 23,886,838
                                              ============      ============

                             See accompanying notes

                                                         Social Awareness-4

Delaware VIP Trust-Delaware VIP Social Awareness Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        Delaware VIP Social Awareness Series Standard Class
                                                               Period
                                                               Ended                                                       5/1/97(2)
                                                             6/30/02(1)              Year Ended December 31,                   to
                                                            (Unaudited)     2001        2000         1999        1998       12/31/97
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ......................   $12.120     $14.790      $16.360     $14.550      $12.840     $10.000

Income (loss) from investment operations:
Net investment income(3) ..................................     0.029       0.037        0.028       0.036        0.065       0.051
Net realized and unrealized gain (loss) on investments ....    (1.639)     (1.495)      (1.556)      1.834        1.880       2.789
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................    (1.610)     (1.458)      (1.528)      1.870        1.945       2.840
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income .....................................    (0.040)     (0.030)      (0.042)     (0.060)      (0.050)         --
Net realized gain on investments ..........................        --      (1.182)          --          --       (0.185)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................    (0.040)     (1.212)      (0.042)     (0.060)      (0.235)         --
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $10.470     $12.120      $14.790     $16.360      $14.550     $12.840
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ...........................................   (13.41%)     (9.54%)      (9.37%)     12.91%       15.45%      28.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $18,617     $22,948      $31,012     $36,739      $26,962      $7,800
Ratio of expenses to average net assets ...................     0.77%       0.85%        0.85%       0.85%        0.83%       0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     0.77%       0.85%        0.91%       0.90%        0.89%       1.40%
Ratio of net investment income to average net assets ......     0.51%       0.29%        0.17%       0.30%        0.80%       1.13%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly .............................................     0.51%       0.29%        0.11%       0.25%        0.74%       0.53%
Portfolio turnover ........................................       39%         50%          71%         22%          30%         52%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Social Awareness-5

Delaware VIP Trust-Delaware VIP Social Awareness Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                    Delaware VIP Social Awareness Series Service Class
                                                               Period
                                                               Ended      Year       5/1/00(2)
                                                             6/30/02(1)   Ended          to
                                                            (Unaudited)  12/31/01     12/31/00
                                                            ----------------------------------
Net asset value, beginning of period .......................  $12.110     $14.790      $16.440

Income (loss) from investment operations:
Net investment income (loss)(3) ............................    0.021       0.019       (0.002)
Net realized and unrealized loss on investments ............   (1.649)     (1.497)      (1.648)
                                                              -------     -------      -------
Total from investment operations ...........................   (1.628)     (1.478)      (1.650)
                                                              -------     -------      -------

Less dividends and distributions from:
Net investment income ......................................   (0.022)     (0.020)          --
Net realized gain on investments ...........................       --      (1.182)          --
                                                              -------     -------      -------
Total dividends and distributions ..........................   (0.022)     (1.202)          --
                                                              -------     -------      -------

Net asset value, end of period .............................  $10.460     $12.110      $14.790
                                                              =======     =======      =======

Total return(4) ............................................  (13.47%)     (9.69%)     (10.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................     $862        $939         $294
Ratio of expenses to average net assets ....................    0.92%       1.00%        1.00%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    0.92%       1.00%        1.06%
Ratio of net investment income (loss) to average
   net assets ..............................................    0.36%       0.14%       (0.01%)
Ratio of net investment income (loss) to average net
   assets prior to expense limitation and expenses
   paid indirectly .........................................    0.36%       0.14%       (0.07%)
Portfolio turnover .........................................      39%         50%          71%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Social Awareness-6

Delaware VIP Trust-Delaware VIP Social Awareness Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Social Awareness Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $266 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $87. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2003.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

                                                              Social Awareness-7

Delaware VIP Trust-Delaware VIP Social Awareness Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,
   Investment               transfer agent fees,
   management                   accounting                Other expenses
 fee payable to             and other expenses            payable to DMC
      DMC                     payable to DSC              and affiliates
 --------------             -------------------           --------------
    $12,421                       $1,189                      $2,904

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .....................  $4,249,933
   Sales .........................  $5,490,119

At June 30, 2002 the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002 the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate        Aggregate
     Cost of           unrealized       unrealized        Net unrealized
   investments        appreciation     depreciation        depreciation
   -----------        ------------     ------------       --------------
   $21,202,267         $2,297,232      $(3,977,024)        $(1,679,792)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                                           Period     Year
                                                           Ended      Ended
                                                          6/30/02    12/31/01
                                                          -------    --------
Ordinary income .......................................   $75,893     $346,498
Long-term capital gain ................................        --    2,087,338
                                                          -------   ----------
Total .................................................   $75,893   $2,433,836
                                                          =======   ==========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $508,172 expires in 2009.

5. Capital Shares
Transactions in capital shares were as follows:

                                                            Period    Year
                                                            Ended     Ended
                                                           6/30/02   12/31/01
                                                           -------   --------
Shares sold:
   Standard Class .....................................    41,611     112,809
   Service Class ......................................    11,203      57,997

Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class .....................................     6,123     205,787
   Service Class ......................................       144       2,945
                                                         --------    --------
                                                           59,081     379,538
                                                         --------    --------
Shares repurchased:
   Standard Class .....................................  (161,727)   (522,449)
   Service Class ......................................    (6,459)     (3,289)
                                                         --------    --------
                                                         (168,186)   (525,738)
                                                         --------    --------
Net decrease ..........................................  (109,105)   (146,200)
                                                         ========    ========

                                                              Social Awareness-8

Delaware VIP Trust-Delaware VIP Social Awareness Series
Notes to Financial Statements (continued)

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Credit and Market Risk
The Series only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

                                                              Social Awareness-9

Delaware VIP Trust-Delaware VIP Strategic Income Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                         Market
                                           Principal     Value
                                            Amount*     (U.S.$)
AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-1.95%
Fannie Mae Series 02-16 IG
   6.00% 3/25/15 ......................  USD 36,500   $   4,846
Fannie Mae Whole Loan Series 98-W3 A2
   6.50% 7/25/28 ......................       1,393       1,393
Freddie Mac Series 2303 CW
   8.50% 11/15/24 .....................      49,010      52,597
Freddie Mac Series T-11 A5
   6.50% 1/25/15 ......................     100,000     101,207
Freddie Mac Series T-11 A6
   6.50% 9/25/18 ......................      25,000      25,920
GNMA Series 98-9 B 6.85% 12/20/25 .....     100,000     103,518
                                                      ---------
Total Agency Collateralized Mortgage
   Obligations (cost $285,606) ........                 289,481
                                                      ---------

AGENCY MORTGAGE-BACKED
   SECURITIES-8.05%
Fannie Mae
   6.00% 4/1/17 to 6/1/32 .............     119,448     121,125
   6.50% 3/1/17 to 7/1/31 .............     438,509     448,451
   7.00% 11/1/31 to 6/1/32 ............     152,095     157,751
   7.50% 6/1/31 to 7/1/32 .............      88,657      93,086
Freddie Mac 6.50% 7/1/32 ..............     130,000     132,600
GNMA
   6.50% 12/15/23 to 3/15/32 ..........     163,514     167,452
   7.00% 1/15/31 ......................      41,094      42,763
   7.50% 7/15/30 ......................      30,000      31,641
                                                      ---------
Total Agency Mortgage-Backed
   Securities (cost $1,180,360) .......               1,194,869
                                                      ---------

AGENCY OBLIGATIONS-1.23%
Fannie Mae 6.375% 8/15/07 .............     175,000      99,434
Federal Home Loan Bank 5.75% 5/15/12 ..      65,000      66,881
Freddie Mac 5.50% 7/15/06 .............      15,000      15,748
                                                      ---------
Total Agency Obligations
   (cost $171,241) ....................                 182,063
                                                      ---------

ASSET-BACKED SECURITIES-2.02%
Ford Credit Auto Ownership Trust Series
   02-B A4 4.75% 8/15/06 ..............      20,000      20,532
MBNA Credit Card Master Note Trust
   Series 01-A1 5.75% 10/15/08 ........      35,000      36,824
NationsCredit Grantor Trust Series
   97-1A 6.75% 8/15/13 ................      29,700      31,427
Peoplefirst.com Auto Receivables Owner
   Trust Series 00-2 A4 6.43% 9/15/07 .      50,000      52,318
Residential Asset Securities Series
   00-KS4 AI3 7.355% 1/25/26 ..........      46,766      47,666
Sallie Mae Student Loan Trust
   Series 97-1 A2 2.34% 1/25/10 .......      20,000      20,077
   Series 97-4 A2 2.52% 10/25/10 ......      80,000      80,832
   Series 02-3 A1 1.93% 7/25/06 .......      10,000      10,000
                                                      ---------
Total Asset-Backed Securities
   (cost $294,893) ....................                 299,676
                                                      ---------

                                                         Market
                                           Principal     Value
                                            Amount*     (U.S.$)
COMMERCIAL MORTGAGE-BACKED
   SECURITIES-0.83%
Commercial Series 00-C1 A1
   7.206% 9/15/08 ...................... USD 89,905   $ 96,705
First Union National Commercial Mortgage
   Series 02-C1 A2 6.141% 2/12/34 ......     15,000     15,464
Lehman Brothers UBS Commercial
   Mortgage Trust Series 01-C3 A2
   6.365% 12/15/28 .....................     10,000     10,463
                                                      --------
Total Commercial Mortgage-Backed
   Securities (cost $115,126) ..........               122,632
                                                      --------

                                            Number of
                                              Shares
COMMON STOCK-1.56%
JDN Realty .............................      7,200     89,784
Keystone Property Trust ................      1,900     30,172
ProLogis ...............................      4,300    111,800
                                                      --------
Total Common Stock (cost $220,498) .....               231,756
                                                      --------

                                            Principal
                                             Amount*
CORPORATE BONDS-36.98%
Aerospace & Defense-0.46%
BE Aerospace 9.50% 11/1/08 .............. USD 50,000    48,750
Sequa 9.00% 8/1/09 ......................     20,000    20,200
                                                      --------
                                                        68,950
                                                      --------
Automobiles & Automotive Parts-1.12%
Asbury Automotive Group 144A
   9.00% 6/15/12 ........................     45,000    43,650
Collins & Aikman Products
   10.75% 12/31/11 ......................     25,000    25,250
CSK Auto 144A 12.00% 6/15/06 ............     30,000    32,213
Ford Motor 7.45% 7/16/31 ................     30,000    28,004
Navistar International 9.375% 6/1/06 ....     20,000    20,700
Venture Holdings Trust 12.00% 6/1/09 ....     40,000    15,800
                                                      --------
                                                       165,617
                                                      --------
Banking, Finance & Insurance-2.99%
Bank of Hawaii 6.875% 6/1/03 ............     15,000    15,463
BB&T 6.50% 8/1/11 .......................     10,000    10,479
Boeing Capital
   5.75% 2/15/07 ........................     15,000    15,581
   6.50% 2/15/12 ........................      5,000     5,252
Brazil Development Fund 9.625% 12/12/11 .      5,000     3,513
CIT Group 7.125% 10/15/04 ...............     10,000     9,844
Citigroup
   6.00% 2/21/12 ........................     10,000    10,059
   7.50% 11/14/03 .......................     20,000    19,897
Credit Suisse First Boston USA
   5.75% 4/15/07 ........................     15,000    15,362
ERAC USA Finance 144A 7.35% 6/15/08 .....     20,000    21,559
Fairfax Financial Holdings 7.75% 12/15/03     40,000    38,071
Finova Group 7.50% 11/15/09 .............     55,000    18,425
Ford Motor Credit
   6.875% 2/1/06 ........................     15,000    15,358
   7.25% 10/25/11 .......................      5,000     5,032

                                            Strategic Income-1

Delaware VIP Trust-Delaware VIP Strategic Income Series
Statement of Net Assets (continued)


                                                        Market
                                          Principal     Value
                                           Amount*     (U.S.$)
CORPORATE BONDS (continued)
Banking, Finance & Insurance (continued)
General Electric Capital
   4.25% 1/28/05 ...................... USD 30,000   $ 30,345
   6.00% 6/15/12 ......................     10,000      9,971
General Motors Acceptance
   6.125% 2/1/07 ......................     10,000     10,119
   8.00% 11/1/31 ......................     10,000     10,257
International Lease Finance
   5.625% 6/1/07 ......................      5,000      5,074
Midland Funding 11.75% 7/23/05 ........     80,000     81,112
Morgan Stanley Dean Witter 6.60% 4/1/12     15,000     15,314
Popular 6.125% 10/15/06 ...............      5,000      5,131
Regions Financial 6.375% 5/15/12 ......     10,000     10,312
Sovereign Bancorp 10.50% 11/15/06 .....     20,000     22,100
Sprint Capital 6.875% 11/15/28 ........     10,000      6,273
Unumprovident 7.375% 6/15/32 ..........      5,000      4,929
Western Financial Bank 9.625% 5/15/12 .     10,000     10,050
XL Capital Europe 6.50% 1/15/12 .......     10,000     10,370
Zurich Capital Trust 144A 8.376% 6/1/37     10,000      9,448
                                                    ---------
                                                      444,700
                                                    ---------
Basic Industry/Capital Goods-0.08%
Tyco International Group
   6.375% 10/15/11 ....................     15,000     11,505
                                                    ---------
                                                       11,505
                                                    ---------
Building & Materials-1.83%
Ainsworth Lumber 13.875% 7/15/07 ......     10,000     11,250
Albecca 10.75% 8/15/08 ................     65,000     71,256
D.R. Horton 9.75% 9/15/10 .............     30,000     31,200
Ryland Group 8.25% 4/1/08 .............     35,000     35,175
Tech Olympic USA 144A 10.375% 7/1/12 ..     30,000     30,000
USX 9.375% 2/15/12 ....................     55,000     67,031
Valspar 6.00% 5/1/07 ..................     10,000     10,135
York International 6.625% 8/15/06 .....     15,000     15,672
                                                    ---------
                                                      271,719
                                                    ---------
Cable, Media & Publishing-2.88%
AOL Time Warner
   5.625% 5/1/05 ......................     15,000     14,728
   7.70% 5/1/32 .......................      5,000      4,447
Charter Communications
   10.75% 10/1/09 .....................    105,000     74,288
   12.125% 1/15/12 ....................    180,000     58,500
CSC Holdings 10.50% 5/15/16 ...........     20,000     15,100
E.W. Scripps 5.75% 7/15/12 ............      5,000      4,968
Liberty Media
   7.75% 7/15/09 ......................     15,000     15,003
   8.25% 2/1/30 .......................     10,000      9,344
Lodgenet Entertainment
   10.25% 12/15/06 ....................     45,000     45,900
Mediacom Broadband 11.00% 7/15/13 .....     60,000     56,400
Rogers Cable 144A 7.875% 5/1/12 .......      5,000      5,060
Rogers Cablesystems 10.00% 3/15/05 ....     55,000     57,475
Scholastic 5.75% 1/15/07 ..............     15,000     15,157
Thomson 5.75% 2/1/08 ..................     20,000     20,157
Von Hoffman 144A 10.25% 3/15/09 .......     15,000     15,450
WRC Media 12.75% 11/15/09 .............     15,000     15,413
                                                    ---------
                                                      427,390
                                                    ---------

                                                        Market
                                          Principal     Value
                                           Amount*     (U.S.$)
CORPORATE BONDS (continued)
Chemicals-2.14%
Avecia Group 11.00% 7/1/09 ............. USD 35,000   $ 35,000
FMC 6.375% 9/1/03 ......................     30,000     29,031
Huntsman International 144A
   9.875% 3/1/09 .......................     10,000     10,075
IMC Global 6.55% 1/15/05 ...............     30,000     28,610
Lyondell Chemical 9.875% 5/1/07 ........     15,000     14,400
Macdermid 9.125% 7/15/11 ...............     45,000     47,475
Methanex 8.75% 8/15/12 .................     40,000     41,000
Praxair 6.15% 4/15/03 ..................     15,000     15,410
Solutia
   6.50% 10/15/02 ......................     65,000     62,075
   6.72% 10/15/37 ......................     40,000     34,200
                                                      --------
                                                       317,276
                                                      --------
Computers & Technology-0.76%
ASAT Finance 12.50% 11/1/06 ............     31,200     24,804
ChipPAC International 12.75% 8/1/09 ....     25,000     26,375
Fairchild Semiconductor 10.375% 10/1/07      25,000     26,125
Hewlett - Packard 5.50% 7/1/07 .........     10,000      9,954
Seagate Technology International 144A
   8.00% 5/15/09 .......................     25,000     25,125
                                                      --------
                                                       112,383
                                                      --------
Consumer Products-1.21%
American Greetings 11.75% 7/15/08 ......     30,000     33,000
Fortune Brands 144A 7.125% 11/1/04 .....     10,000     10,731
Maytag 6.875% 12/1/06 ..................     10,000     10,755
Salton 12.25% 4/15/08 ..................     25,000     25,750
Service International 6.30% 3/15/03 ....     50,000     49,750
Stewart Enterprises 10.75% 7/1/08 ......     45,000     49,950
                                                      --------
                                                       179,936
                                                      --------
Electronics & Electrical Equipment-0.03%
Johnson Controls 5.00% 11/15/06 ........      5,000      4,974
                                                      --------
                                                         4,974
                                                      --------
Energy-2.62%
Burlington Resources Finance
   5.70% 3/1/07 ........................     10,000     10,272
Colonial Pipeline 144A 7.63% 4/15/32 ...     10,000     10,655
Compton Petroleum 144A 9.90% 5/15/09 ...     30,000     30,601
Denbury Resources 9.00% 3/1/08 .........     20,000     19,750
El Paso 7.00% 5/15/11 ..................      5,000      4,794
El Paso Energy Partners 8.50% 6/1/11 ...     40,000     40,001
Encore Acquisition 8.375% 6/15/12 ......     20,000     20,150
Grant Prideco 9.625% 12/1/07 ...........     35,000     36,751
KERR-MCGEE 5.875% 9/15/06 ..............      5,000      5,149
Marathon Oil 5.375% 6/1/07 .............     10,000     10,059
Nabors Industries 6.80% 4/15/04 ........     15,000     15,735
National Fuel Gas 7.30% 2/18/03 ........     10,000     10,282
Nexen 7.875% 3/15/32 ...................     10,000     10,213
North Border Pipeline 144A 6.25% 5/1/07      10,000     10,230
Occidental Petroleum 5.875% 1/15/07 ....      5,000      5,185
Oneok 7.75% 8/15/06 ....................     10,000     10,774
Swift Energy 9.375% 5/1/12 .............     20,000     18,950
Transcontinental Gas Pipeline
   144A 8.875% 7/15/12 .................     15,000     14,636
Transocean Sedco Forex 6.75% 4/15/05 ...     15,000     15,850
Union Oil Of California 6.375% 2/1/04 ..     15,000     15,574
Valero Energy 6.125% 4/15/07 ...........     10,000     10,338

                                            Strategic Income-2

Delaware VIP Trust-Delaware VIP Strategic Income Series
Statement of Net Assets (continued)

                                                                    Market
                                                       Principal    Value
                                                        Amount*    (U.S.$)
  CORPORATE BONDS (continued)
  Energy (continued)
  Vintage Petroleum
    7.875% 5/15/11 ......................        USD     25,000   $ 22,750
    144A 8.25% 5/1/12 ...................                30,000     29,626
  Western Atlas 7.875% 6/15/04 ..........                10,000     10,765
                                                                  --------
                                                                   389,090
                                                                  --------
  Environmental Services-0.57%
  Allied Waste North America
    8.875% 4/1/08 .......................                50,000     49,250
  IESI 10.25% 6/15/12 ...................                25,000     25,125
  Synagro Technologies 9.50% 4/1/09 .....                10,000     10,300
                                                                  --------
                                                                    84,675
                                                                  --------
  Food, Beverage & Tobacco-2.13%
  Agrilink Foods 11.875% 11/1/08 ........                15,000     15,750
  B&G Foods 144A 9.625% 8/1/07 ..........                25,000     25,750
**Big V Supermarkets 11.00% 2/15/04 .....               150,000      6,750
  Constellation Brands 8.125% 1/15/12 ...                35,000     36,094
  Di Giorgio 10.00% 6/15/07 .............                50,000     51,000
  Dimon 9.625% 10/15/11 .................                15,000     15,788
  Fleming 9.875% 5/1/12 .................                55,000     52,250
  Ingles Markets 8.875% 12/1/11 .........                20,000     20,000
  Marsh Supermarket 8.875% 8/1/07 .......                30,000     29,700
  RJ Reynolds Tobacco 7.25% 6/1/12 ......                30,000     30,773
  Tyson Foods
    6.625% 10/4/04 ......................                15,000     15,646
    8.25% 10/1/11 .......................                 5,000      5,525
  UST 8.80% 3/15/05 .....................                10,000     11,040
                                                                  --------
                                                                   316,066
                                                                  --------
  Healthcare & Pharmaceuticals-1.68%
  Concentra Operating 13.00% 8/15/09 ....                30,000     34,050
  Extendicare Health Services 144A
    9.50% 7/1/10 ........................                45,000     45,281
  Fresenius Medical Capital 7.875% 2/1/08                35,000     31,588
  Hanger Orthopedic Group 144A
    10.375% 2/15/09 .....................                30,000     31,350
  Healthsouth 10.75% 10/1/08 ............                30,000     33,300
  Radiologix 10.50% 12/15/08 ............                25,000     25,875
  Triad Hospitals 8.75% 5/1/09 ..........                45,000     47,250
                                                                  --------
                                                                   248,694
                                                                  --------
  Industrial Machinery-0.15%
  Building Materials 7.75% 7/15/05 ......                25,000     22,156
                                                                  --------
                                                                    22,156
                                                                  --------
  Leisure, Lodging & Entertainment-2.32%
  Alliance Gaming 10.00% 8/1/07 .........                20,000     20,900
  Chumash Casino 144A 9.00% 7/15/10 .....                30,000     30,525
  Circus & Eldorado Joint Venture 144A
    10.125% 3/1/12 ......................                40,000     41,000
  Extended Stay America
    9.875% 6/15/11 ......................                50,000     51,251
  John Q Hammons Hotels 144A
    8.875% 5/15/12 ......................                35,000     34,475
  Mandalay Resort 10.25% 8/1/07 .........                15,000     15,806
  Penn National Gaming 11.125% 3/1/08 ...                35,000     37,931
  Perkins Family Restaurants
    10.125% 12/15/07 ....................                25,000     25,125
  Regal Cinemas 144A 9.375% 2/1/12 ......                15,000     15,600
  Six Flags Entertainment 9.50% 2/1/09 ..                35,000     35,875

                                                                    Market
                                                       Principal    Value
                                                        Amount*    (U.S.$)
CORPORATE BONDS (continued)
Leisure, Lodging & Entertainment (continued)
Wheeling Island Gaming 144A
  10.125% 12/15/09 ...................        USD        35,000   $ 36,225
                                                                  --------
                                                                   344,713
                                                                  --------
Metals & Mining-0.72%
Alcan 7.25% 3/15/31 ..................                   15,000     16,256
Alcoa 6.50% 6/1/11 ...................                   15,000     15,920
Falconbridge 7.35% 6/5/12 ............                    5,000      5,154
JLG Industries 144A 8.375% 6/15/12 ...                   15,000     15,075
Jorgensen Earle M. 144A 9.75% 6/1/12 .                   50,000     49,500
Newmont Mining 8.625% 5/15/11 ........                    5,000      5,633
                                                                  --------
                                                                   107,538
                                                                  --------
Miscellaneous-0.07%
Science Applications 144A 6.25% 7/1/12                   10,000      9,851
                                                                  --------
                                                                     9,851
                                                                  --------
Packaging & Containers-1.04%
AEP Industries 9.875% 11/15/07 .......                   40,000     39,800
Graphic Packaging 144A 8.625% 2/15/12                    25,000     25,938
Portola Packaging 10.75% 10/1/05 .....                   25,000     24,750
Radnor Holdings 10.00% 12/1/03 .......                   20,000     18,400
Silgan 9.00% 6/1/09 ..................                   15,000     15,525
Stone Container 144A 8.375% 7/1/12 ...                   30,000     30,375
                                                                  --------
                                                                   154,788
                                                                  --------
Paper & Forest Products-0.95%
Fort James 6.625% 9/15/04 ............                    5,000      4,874
Georgia Pacific 9.50% 12/1/11 ........                   30,000     30,582
Norske Skogindustrier 144A
  7.625% 10/15/11 ....................                   10,000     10,669
Plastipak Holdings 10.75% 9/1/11 .....                   25,000     27,563
Sappi Papier 144A
  6.75% 6/15/12 ......................                    5,000      5,074
  7.50% 6/15/32 ......................                   10,000     10,119
Tembec Industries 8.50% 2/1/11 .......                   40,000     41,401
Weyerhaeuser 144A 5.50% 3/15/05 ......                   10,000     10,280
                                                                  --------
                                                                   140,562
                                                                  --------
Real Estate-1.73%
Apache Finance Property 7.00% 3/15/09                    10,000     10,779
Beazer Homes USA 8.625% 5/15/11 ......                   25,000     25,500
Health Care REIT 7.50% 8/15/07 .......                   50,000     52,511
Highwoods Realty 6.75% 12/1/03 .......                    5,000      5,140
MeriStar Hospitality Operating
  Partnership 10.50% 6/15/09 .........                   20,000     20,300
Nationwide Health Properties
  7.06% 12/5/06 ......................                   25,000     24,844
RFS Partnership
  9.75% 3/1/12 .......................                   20,000     20,300
  144A 9.75% 3/1/12 ..................                   40,000     40,600
Senior Housing Properties Trust
  8.625% 1/15/12 .....................                   30,000     31,050
Simon Property 6.375% 11/15/07 .......                   10,000     10,272
Tanger Properties L.P. 9.125% 2/15/08                    15,000     15,188
                                                                  --------
                                                                   256,484
                                                                  --------
Retail-2.59%
D&B Acquisition 144A 12.25% 7/15/09 ..                   25,000     24,155
Delhaize America 9.00% 4/15/31 .......                    5,000      5,412
Federated Department Stores
  8.125% 10/15/02 ....................                    5,000      5,073


                                                        Strategic Income-3

Delaware VIP Trust-Delaware VIP Strategic Income Series
Statement of Net Assets (continued)

                                                                     Market
                                                        Principal    Value
                                                         Amount*    (U.S.$)
   CORPORATE BONDS (continued)
   Retail (continued)
   Gap 8.80% 12/15/08 .............        USD           30,000   $ 30,986
   J Crew Group 10.375% 10/15/07 ..                      60,000     52,200
   Kroger 8.15% 7/15/06 ...........                       5,000      5,537
   Levi Strauss
     6.80% 11/1/03 ................                      30,000     27,900
     11.625% 1/15/08 ..............                      35,000     33,425
   Lowes Companies 7.50% 12/15/05 .                      20,000     21,881
   Office Depot 10.00% 7/15/08 ....                      50,000     55,249
   Petco Animal Supplies
     10.75% 11/1/11 ...............                      35,000     37,975
   Remington Arms 9.50% 12/1/03 ...                      30,000     29,025
   Saks 7.25% 12/1/04 .............                      35,000     34,650
   Wendy's International
     6.20% 6/15/14 ................                       5,000      5,091
     6.25% 11/15/11 ...............                      15,000     15,313
                                                                  --------
                                                                   383,872
                                                                  --------
   Telecommunications-2.87%
   AT&T
     6.50% 3/15/29 ................                      15,000     10,381
     144A 6.50% 11/15/06 ..........                      10,000      8,810
   AT&T Wireless
     6.875% 4/18/05 ...............                       5,000      4,453
     8.125% 5/1/12 ................                       5,000      4,085
   Avaya 11.125% 4/1/09 ...........                      25,000     23,000
   Citizens Communications
     6.375% 8/15/04 ...............                      10,000      9,571
   Crown Castle International
     10.375% 5/15/11 ..............                      25,000     11,625
     10.75% 8/1/11 ................                      70,000     46,550
   EchoStar Broadband
     10.375% 10/1/07 ..............                      55,000     52,799
   France Telecom
     7.75% 3/1/11 .................                      25,000     22,867
     8.50% 3/1/31 .................                      25,000     22,171
   Insight Midwest 10.50% 11/1/10 .                      50,000     46,999
   Intelsat 144A 7.625% 4/15/12 ...                      10,000     10,411
   Nextel Communications
     9.375% 11/15/09 ..............                      30,000     15,300
     10.65% 9/15/07 ...............                      25,000     13,688
   PanAmSat 144A 8.50% 2/1/12 .....                      20,000     18,500
***SBA Communications 12.00% 3/1/08                      15,000      8,475
   Singapore Telecom 144A
     6.375% 12/1/11 ...............                      10,000      9,996
   Sprint Capital
     6.00% 1/15/07 ................                      10,000      7,799
     144A 8.375% 3/15/12 ..........                      10,000      8,297
***TeleCorp 11.625% 4/15/09 .......                      26,000     19,890
   Time Warner Telecommunications
     9.75% 7/15/08 ................                      50,000     24,250
   Verizon Wireless 144A
     5.375% 12/15/06 ..............                      30,000     28,021
                                                                  --------
                                                                   427,938
                                                                  --------
   Transportation & Shipping-1.48%
   American Airlines 6.817% 5/23/11                      15,000     15,104
   Atlas Air 10.75% 8/1/05 ........                      15,000      8,025

                                                                     Market
                                                        Principal    Value
                                                         Amount*    (U.S.$)
CORPORATE BONDS (continued)
Transportation & Shipping (continued)
CP Ships Limited 144A
  10.375% 7/15/12 ...................         USD        35,000   $  34,650
Hornbeck-Leevac 10.625% 8/1/08 ......                    25,000      26,281
Kansas City Southern Railway
  9.50% 10/1/08 .....................                    30,000      32,588
Petroleum Helicopters
  144A 9.375% 5/1/09 ................                    65,000      66,949
Teekay Shipping 8.875% 7/15/11 ......                    35,000      36,575
                                                                  ---------
                                                                    220,172
                                                                  ---------
Utilities-2.56%
Avista
   7.75% 1/1/07 .....................                    10,000      10,273
   9.75% 6/1/08 .....................                    25,000      26,268
Calpine 10.50% 5/15/06 ..............                    50,000      37,750
Calpine Canada Energy Finance
  8.50% 5/1/08 ......................                    95,000      65,550
CMS Energy 8.90% 7/15/08 ............                    50,000      36,045
Consumers Energy 6.00% 3/15/05 ......                    10,000       9,136
Detroit Edison 5.05% 10/1/05 ........                    10,000      10,168
First Energy Series B 6.45% 11/15/11                      5,000       4,865
Firstenergy 7.375% 11/15/31 .........                     5,000       4,761
Mission Energy 13.50% 7/15/08 .......                    30,000      30,300
Orion Power Holdings 12.00% 5/1/10 ..                    35,000      29,575
PG&E National Energy Group
  10.375% 5/16/11 ...................                    70,000      71,524
Western Resources 144A
   7.875% 5/1/07 ....................                    15,000      14,917
   9.75% 5/1/07 .....................                    30,000      28,769
                                                                  ---------
                                                                    379,901
                                                                  ---------
Total Corporate Bonds
  (cost $5,734,448) .................                             5,490,950
                                                                  ---------

FOREIGN BONDS-35.99%
Australia-4.98%
Australian Government Series 909
  7.50% 9/15/09 .....................         AUD       427,000     261,422
New South Wales Treasury 7.00% 4/1/04                   400,000     229,835
Queensland Treasury 6.00% 7/14/09 ...                   450,000     249,433
                                                                  ---------
                                                                    740,690
                                                                  ---------
Austria-1.50%
Republic of Austria 7.25% 5/3/07 ....         DEM       400,000     222,764
                                                                  ---------
                                                                    222,764
                                                                  ---------
Belgium-0.35%
Belgium Kingdom 5.75% 9/28/10 .......         EUR        50,000      51,745
                                                                  ---------
                                                                     51,745
                                                                  ---------
Brazil-1.20%
Banco Nac Desenv 144A 9.625% 12/12/11         USD         5,000       3,513
Federal Republic of Brazil
  11.00% 8/17/40 ....................                   310,000     174,375
                                                                  ---------
                                                                    177,888
                                                                  ---------
Canada-2.24%
Government of Canada 6.625% 10/3/07 .         NZD        90,000      43,460
Ontario Province 6.25% 12/3/08 ......                   620,000     289,439
                                                                  ---------
                                                                    332,899
                                                                  ---------


                                                              Strategic Income-4

Delaware VIP Trust-Delaware VIP Strategic Income Series
Statement of Net Assets (continued)


                                                                    Market
                                                      Principal     Value
                                                        Amount*     (U.S.$)
FOREIGN BONDS (continued)
Chile-0.11%
Banco Santander 6.50% 11/1/05 ............    USD       15,000   $   15,601
                                                                 ----------
                                                                     15,601
                                                                 ----------
Germany-1.73%
Deutschland Republic
   4.75% 7/4/28 ..........................    EUR       40,000       36,423
   6.25% 1/4/24 ..........................             200,000      220,669
                                                                 ----------
                                                                    257,092
                                                                 ----------
Greece-3.76%
Hellenic Republic
   8.60% 3/26/08 .........................             250,000      293,077
   8.70% 4/8/05 ..........................             240,000      264,772
                                                                 ----------
                                                                    557,849
                                                                 ----------
Italy-1.44%
Buoni Poliennali Del Tesoro
   4.50% 5/1/09 ..........................             220,000      213,052
                                                                 ----------
                                                                    213,052
                                                                 ----------
Mexico-1.92%
United Mexican States Global
   7.375% 7/6/06 .........................             290,000      285,738
                                                                 ----------
                                                                    285,738
                                                                 ----------
New Zealand-2.08%
New Zealand Government
   6.00% 11/15/11 ........................    NZD      470,000      217,948
   8.00% 4/15/04 to 11/15/06 .............             180,000       91,083
                                                                 ----------
                                                                    309,031
                                                                 ----------
Poland-3.46%
Poland Government
   6.00% 5/24/09 .........................    PLZ      560,000      127,353
   12.00% 10/12/03 .......................           1,500,000      386,003
                                                                 ----------
                                                                    513,356
                                                                 ----------
South Africa-4.67%
Electric Supply 11.00% 6/1/08 ............    ZAR    1,900,000      173,153
Republic of South Africa
   12.50% 12/21/06 .......................           2,850,000      282,171
   Series 153 13.00% 8/31/10 .............           1,200,000      121,283
Transnet 16.50% 4/1/10 ...................           1,000,000      116,749
                                                                 ----------
                                                                    693,356
                                                                 ----------
Supranational-1.07%
International Finance 6.75% 7/15/09 ......    NZD      330,000      158,493
                                                                 ----------
                                                                    158,493
                                                                 ----------
Sweden-4.11%
Swedish Government
   5.00% 1/28/09 .........................    SEK      650,000       69,581
   8.00% 8/15/07 .........................           3,400,000      415,924
   10.25% 5/5/03 .........................           1,100,000      124,980
                                                                 ----------
                                                                    610,485
                                                                 ----------
United Kingdom-1.37%
Halifax 5.625% 7/23/07 ...................    DEM      400,000      203,537
                                                                 ----------
                                                                    203,537
                                                                 ----------

Total Foreign Bonds
   (cost $5,867,222) .....................                        5,343,576
                                                                 ----------

                                                                    Market
                                                      Principal     Value
                                                        Amount*     (U.S.$)
 MUNICIPAL BOND-0.16%
 New York City Industrial Agency Special
   Facility Revenue 7.625% 12/1/32 .....      USD       25,000   $   24,350
                                                                 ----------
 Total Municipal Bond
   (cost $24,000) ......................                             24,350
                                                                 ----------

                                                      Number of
                                                       Shares
 PREFERRED STOCKS-0.69%
 Centaur Funding 9.08% .................                    15       15,290
 LaSalle Hotel Properties 10.25% .......                 3,200       87,200
                                                                 ----------
 Total Preferred Stocks
   (cost $95,226) ......................                            102,490
                                                                 ----------

                                                      Principal
                                                       Amount*
 U.S. TREASURY OBLIGATIONS-1.31%
+U.S. Treasury Bond 5.375% 2/15/31 .......    USD       100,00       97,953
 U.S. Treasury Inflation Index Notes
   3.375% 4/15/32 ........................              10,073       10,648
   3.625% 1/15/08 ........................              22,246       23,296
 U.S. Treasury Notes
   4.375% 5/15/07 ........................              17,000       17,239
   4.875% 2/15/12 ........................              45,000       45,183
                                                                 ----------
 Total U.S. Treasury Obligations
   (cost $193,585) .......................                          194,319
                                                                 ----------

 REPURCHASE AGREEMENTS-12.28%
 With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by $472,000
   U.S. Treasury Notes 6.00% due 9/30/02,
   market value $484,278 and $181,000
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $191,642) ..............               661,400      661,400
 With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by $512,000
   U.S. Treasury Bills due 9/19/02, market
   value $510,259)......................               500,200      500,200
 With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by $236,000
   U.S. Treasury Notes 5.375% due 6/30/03,
   market value $250,433 and $236,000
   U.S. Treasury Notes 5.875% due 2/15/04,
   market value $253,683 and $153,000
   U.S. Treasury Notes 6.625% due 5/15/07,
   market value $170,659) ..............               661,400     661,400
                                                                 ----------
 Total Repurchase Agreements
   (cost $1,823,000) ...................                          1,823,000
                                                                 ----------

                                                         Strategic Income-5

Delaware VIP Trust-Delaware VIP Strategic Income Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-103.05% (cost $16,005,205) ...........................................  $15,299,162

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.05%) ...............................................     (452,202)
                                                                                                         -----------
NET ASSETS APPLICABLE TO 1,883,508 SHARES OUTSTANDING-100.00% .........................................  $14,846,960
                                                                                                         ===========

NET ASSET VALUE-DELAWARE VIP STRATEGIC INCOME SERIES STANDARD CLASS ($14,841,598 / 1,882,828 SHARES) ..        $7.88
                                                                                                               =====
NET ASSET VALUE-DELAWARE VIP STRATEGIC INCOME SERIES SERVICE CLASS ($5,362 / 680 SHARES) ..............        $7.89
                                                                                                               =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) ........................................  $19,785,145
Undistributed net investment income++ .................................................................      419,982
Accumulated net realized loss on investments ..........................................................   (4,721,375)
Net unrealized depreciation of investments and foreign currencies .....................................     (636,792)
                                                                                                         -----------
Total net assets ......................................................................................  $14,846,960
                                                                                                         ===========

---------------
*Principal amount is stated in the currency in which each bond is denominated.
AUD-Australian Dollar                      PLZ-Polish Zloty
DEM-German Mark                            SEK-Swedish Krona
EUR-European Monetary Unit                 USD-U.S. Dollar
NZD-New Zealand Dollar                     ZAR-South African Rand

 **Non-income producing security. Security is currently in default.
***Zero coupon bond. The interest rate shown is the step-up rate.
  +Fully or partially pledged as collateral for financial futures contracts. ++Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

GNMA-Ginnie Mae                           REIT-Real Estate Investment Trust
PIK-Pay-In-Kind

                             See accompanying notes

                                                              Strategic Income-6

Delaware VIP Trust-
Delaware VIP Strategic Income Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Interest ...............................................   $ 495,274
Dividends ..............................................       7,939
                                                           ---------
                                                             503,213
                                                           ---------

EXPENSES:
Management fees ........................................      45,843
Custodian fees .........................................       3,085
Accounting and administration expenses .................       3,044
Professional fees ......................................       1,105
Dividend disbursing and transfer agent fees and expenses         719
Reports and statements to shareholders .................         708
Trustees' fees .........................................         422
Registration fees ......................................          90
Taxes (other than taxes on income) .....................          48
Distribution expense - Service Class ...................           4
Other ..................................................       1,980
                                                           ---------
                                                              57,048
Less expenses paid indirectly ..........................        (387)
                                                           ---------
Total expenses .........................................      56,661
                                                           ---------

NET INVESTMENT INCOME ..................................     446,552
                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments .........................................    (152,006)
   Futures contracts ...................................      (7,981)
   Foreign currencies ..................................      (4,773)
                                                           ---------
Net realized loss ......................................    (164,760)
Net change in unrealized appreciation / depreciation
  of investments and foreign currencies ................     448,748
                                                           ---------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES ...................     283,988
                                                           ---------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................   $ 730,540
                                                           =========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Strategic Income Series
Statements of Changes in Net Assets

                                                     Period          Year
                                                 Ended 6/30/02       Ended
                                                  (Unaudited)       12/31/01
                                                  -----------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................   $    446,552     $  1,099,487
Net realized loss on investments and
   foreign currencies ........................       (164,760)        (844,760)
Net change in unrealized appreciation /
   depreciation of investments and foreign
   currencies ................................        448,748         (166,176)
                                                 ------------     ------------
Net increase in net assets
   resulting from operations .................        730,540           88,551
                                                 ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ............................       (752,772)      (1,168,395)
   Service Class .............................           (268)            (381)
                                                 ------------     ------------
                                                     (753,040)      (1,168,776)
                                                 ------------     ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ............................      1,285,759        3,011,481
   Service Class .............................             --               --
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ............................        752,772        1,168,395
   Service Class .............................            268              381
                                                 ------------     ------------
                                                    2,038,799        4,180,257
                                                 ------------     ------------
Cost of shares repurchased:
   Standard Class ............................     (1,173,526)      (4,317,635)
   Service Class .............................             --               --
                                                 ------------     ------------
                                                   (1,173,526)      (4,317,635)
                                                 ------------     ------------
Increase (decrease) in net assets derived
   from capital share transactions ...........        865,273         (137,378)
                                                 ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS ....................................        842,773       (1,217,603)

NET ASSETS:
Beginning of period ..........................     14,004,187       15,221,790
                                                 ------------     ------------
End of period ................................   $ 14,846,960     $ 14,004,187
                                                 ============     ============

                             See accompanying notes

                                                              Strategic Income-7

Delaware VIP Trust-Delaware VIP Strategic Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        Delaware VIP Strategic Income Series Standard Class
                                                               Period
                                                               Ended                                                       5/1/97(3)
                                                             6/30/02(1)                 Year Ended December 31,               to
                                                            (Unaudited)    2001(2)       2000        1999        1998      12/31/97
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ......................    $7.910      $8.510       $9.660     $10.600      $10.620     $10.000

Income (loss) from investment operations:
Net investment income(4) ..................................     0.247       0.598        0.741       0.779        0.832       0.523
Net realized and unrealized gain (loss)
   on investments and foreign currencies ..................     0.151      (0.552)      (0.986)     (1.109)      (0.557)      0.097
                                                               ------      ------       ------     -------      -------     -------
Total from investment operations ..........................     0.398       0.046       (0.245)     (0.330)       0.275       0.620
                                                               ------      ------       ------     -------      -------     -------

Less dividends and distributions from:
Net investment income .....................................    (0.428)     (0.646)      (0.905)     (0.610)      (0.270)         --
Net realized gain on investments ..........................        --          --           --          --       (0.025)         --
                                                               ------      ------       ------     -------      -------     -------
Total dividends and distributions .........................    (0.428)     (0.646)      (0.905)     (0.610)      (0.295)         --
                                                               ------      ------       ------     -------      -------     -------

Net asset value, end of period ............................    $7.880      $7.910       $8.510      $9.660      $10.600     $10.620
                                                               ======      ======       ======      ======      =======     =======

Total return(5) ...........................................     5.22%       0.64%       (2.62%)     (3.29%)       2.63%       6.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $14,842     $13,999      $15,217     $19,842      $20,571      $8,606
Ratio of expenses to average net assets ...................     0.80%       0.75%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid
   indirectly .............................................     0.80%       0.75%        0.80%       0.80%        0.81%       1.23%
Ratio of net investment income to average net assets ......     6.33%       7.46%        8.57%       7.88%        7.90%       7.44%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly .............................................     6.33%       7.46%        8.57%       7.88%        7.89%       7.01%
Portfolio turnover ........................................      361%        253%         138%        101%         143%         70%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.018, an increase in net realized and unrealized gain (loss) per share of $0.018, and a decrease in the ratio of net investment income to average net assets of 0.23%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Strategic Income-8

Delaware VIP Trust-Delaware VIP Strategic Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                     Delaware VIP Strategic Income Series Service Class
                                                               Period
                                                               Ended       Year       5/1/00(3)
                                                             6/30/02(1)    Ended         to
                                                            (Unaudited)  12/31/01(2)   12/31/00
                                                            -----------------------------------
Net asset value, beginning of period ....................      $7.910      $8.510       $8.390

Income (loss) from investment operations:
Net investment income(4) ................................       0.241       0.587        0.470
Net realized and unrealized gain (loss) on
  investments and foreign currencies ....................       0.155      (0.549)      (0.350)
                                                               ------      ------       ------
Total from investment operations ........................       0.396       0.038        0.120
                                                               ------      ------       ------

Less dividends and distributions from:
Net investment income ...................................      (0.416)     (0.638)          --
Net realized gain on investments ........................          --          --           --
                                                               ------      ------       ------
Total dividends and distributions .......................      (0.416)     (0.638)          --
                                                               ------      ------       ------

Net asset value, end of period ..........................      $7.890      $7.910       $8.510
                                                               ======      ======       ======

Total return(5) .........................................       5.19%       0.53%        1.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................          $5          $5           $5
Ratio of expenses to average net assets .................       0.95%       0.90%        0.95%
Ratio of net investment income to average net assets ....       6.18%       7.31%        8.39%
Portfolio turnover ......................................        361%        253%         138%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.018, an increase in net realized and unrealized gain (loss) per share of $0.018, and a decrease in the ratio of net investment income to average net assets of 0.23%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                              Strategic Income-9

Delaware VIP Trust-Delaware VIP Strategic Income Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Strategic Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Series does isolate that portion of gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.


                                                             Strategic Income-10

Delaware VIP Trust-Delaware VIP Strategic Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $169 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $218. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Series. For the services provided, DMC pays DIAL one third of the management fee paid to DMC. The Series does not pay any fees directly to DIAL.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2003. No reimbursement was due for the period ended June 30, 2002.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                                        Dividend disbursing,           Other
                       Investment       transfer agent fees,         expenses
                       management           accounting                payable
                     fee payable to     and other expenses            to DMC
                          DMC             payable to DSC          and affiliates
                     --------------     --------------------      --------------
                        $7,713                 $844                    $140

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:
   Purchases .....................................    $24,048,140
   Sales .........................................    $24,844,770

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate                            Aggregate
          Cost of        unrealized       unrealized        Net unrealized
        investments     appreciation     depreciation        depreciation
        -----------     ------------     ------------       --------------
        $16,060,723       $336,668       $(1,098,229)         $(761,561)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                      Period                Year
                                       Ended               Ended
                                      6/30/02             12/31/01
                                     --------            ----------
Ordinary income ..................   $753,040            $1,168,776

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,365 expires in 2006, $1,573,761 expires in 2007, $1,935,043 expires in 2008 and $932,702 expires in 2009.

                                                             Strategic Income-11

Delaware VIP Trust-Delaware VIP Strategic Income Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                            Period        Year
                                                             Ended       Ended
                                                            6/30/02     12/31/01
                                                            -------     --------
Shares sold:
   Standard Class ...................................       163,976     370,378
   Service Class ....................................             -           -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...................................        98,789     149,602
   Service Class ....................................            35          49
                                                           --------    --------
                                                            262,800     520,029
                                                           --------    --------

Shares repurchased:
   Standard Class ...................................      (149,544)   (537,593)
   Service Class ....................................             -           -
                                                           --------    --------
                                                           (149,544)   (537,593)
                                                           --------    --------
Net increase (decrease) .............................       113,256     (17,564)
                                                           ========    ========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2002.

8. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

                                                             Strategic Income-12

Delaware VIP Trust-Delaware VIP Strategic Income Series
Notes to Financial Statements (continued)

8. Futures Contracts (continued)
Financial futures contracts open at June 30, 2002 were as follows:

         Contracts                    Notional        Expiration     Unrealized
       to Buy (Sell)              Cost (Proceeds)        Date        Gain (loss)
       -------------              ---------------     ----------     -----------
(2) U.S. Treasury 10 Year Notes     $(215,281)           9/02          $  812
(1) U.S. Treasury 10 Year Swap       (101,685)           9/02          (2,253)
2 U.S. Treasury 20 Year Notes         200,973            9/02           4,590
(1) U.S. Treasury 5 Year Notes       (107,474)           9/02              52
                                                                       ------
                                                                       $3,201
                                                                       ======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. Credit and Market Risk
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                             Strategic Income-13

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                      Number of      Market
                                                         Shares       Value
 COMMON STOCK-85.02%
 Business Services-1.19%
+eBay .............................................         100     $ 6,162
                                                                    -------
                                                                      6,162
                                                                    -------
 Computer Communications-11.78%
+Brocade Communications Systems ...................         900      15,732
+Cisco Systems ....................................       1,200      16,740
+Emulex ...........................................         400       9,004
+Extreme Networks .................................       1,200      12,108
+Juniper Networks .................................         300       1,695
 Nokia ............................................         400       5,792
                                                                    -------
                                                                     61,071
                                                                    -------
 Computer Hardware-7.19%
+Cymer ............................................         300      10,512
+Dell Computer ....................................         700      18,298
+Jabil Circuit ....................................         400       8,444
                                                                    -------
                                                                     37,254
                                                                    -------
 Computer Software-24.14%
+Accenture ........................................         400       7,600
+Agile Software ...................................         400       2,908
+Ariba ............................................       1,600       5,104
+BEA Systems ......................................         400       3,804
+Electronics Arts .................................         100       6,605
+L-3 Communications ...............................         100       5,400
+Manhattan Associates .............................         400      12,864
+Microsoft ........................................         300      16,410
+NetIQ ............................................         800      18,104
+Oracle ...........................................         600       5,682
+PeopleSoft .......................................         700      10,416
+Quest Software ...................................         400       5,812
 SAP ADR ..........................................         400       9,652
+Siebel Systems ...................................         200       2,844
+Veritas Software .................................         600      11,874
                                                                    -------
                                                                    125,079
                                                                    -------
 Diversified Electronic Products-0.82%
+Finisar ..........................................       1,800       4,266
                                                                    -------
                                                                      4,266
                                                                    -------
 Electronic Data Processing Peripherals-2.64%
+Network Appliance ................................       1,100      13,684
                                                                    -------
                                                                       13,684
                                                                      -------
                                                      Number of      Market
                                                         Shares       Value
 COMMON STOCK (continued)
 Electronic Production Equipment-2.43%
+Lam Research .....................................         700    $ 12,586
                                                                   --------
                                                                     12,586
                                                                   --------
 Electronics & Electrical Equipment-16.04%
+Agilent Technologies .............................         300       7,164
+Amkor Technologies ...............................         500       3,110
+Analog Devices ...................................         400      11,880
+Flextronics International ........................         800       5,704
+Intersil Holdings ................................         500      10,690
+Marvell Technology Group .........................         400       7,956
 Motorola .........................................         400       5,768
+QLogic ...........................................         200       7,620
 Raytheon .........................................         200       8,150
+Tektronix ........................................         300       5,613
 Texas Instruments ................................         400       9,480
                                                                   --------
                                                                     83,135
                                                                   --------
 Semiconductors-17.33%
+Altera ...........................................         600       8,160
+Applied Materials ................................         400       7,608
+Applied Micro Circuits ...........................       1,600       7,568
 Intel ............................................         600      10,962
 Linear Technology ................................         400      12,572
+Maxim Integrated Products ........................         400      15,332
+Novellus Systems .................................         200       6,800
+PMC - Sierra .....................................         900       8,343
+Vitesse Semiconductor ............................         400       1,244
+Xilinx ...........................................         500      11,215
                                                                   --------
                                                                     89,804
                                                                   --------
 Telecommunications Equipment-1.46%
+CIENA ............................................         497       2,084
+QUALCOMM .........................................         200       5,498
                                                                   --------
                                                                      7,582
                                                                   --------
 Total Common Stock
   (cost $721,028) ................................                 440,623
                                                                   --------

                                                     Technology and Innovation-1

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                           Amount       Value
REPURCHASE AGREEMENTS-36.47%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by $49,000
   U.S. Treasury Notes 6.00% due 9/30/02, market
   value $50,208 and $19,000 U.S. Treasury
   Notes 5.375% due 6/30/03, market value
   $19,868)..........................................     $68,575     $68,575
With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by $53,000
   U.S. Treasury Bills due 9/19/02, market
   value $52,901)....................................      51,850      51,850

                                                        Principal      Market
                                                           Amount       Value
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by $25,000
   U.S. Treasury Notes 5.375% due 6/30/03, market
   value $25,964 and $26,000 U.S. Treasury Notes
   5.875% due 2/15/04, market value $26,301
   and $17,000 U.S. Treasury Notes 6.625%
   due 5/15/07, market value $17,693)................     $68,575    $ 68,575
                                                                     --------
Total Repurchase Agreements
   (cost $189,000)...................................                 189,000
                                                                     --------


TOTAL MARKET VALUE OF SECURITIES-121.49% (cost $910,028) .......................................................       629,623

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(21.49%) .......................................................      (111,361)*
                                                                                                                    ----------

NET ASSETS APPLICABLE TO 422,288 SHARES OUTSTANDING-100.00% ....................................................    $  518,262
                                                                                                                    ==========

NET ASSET VALUE-DELAWARE VIP TECHNOLOGY AND INNOVATION SERIES STANDARD CLASS ($517,649 / 421,788 SHARES) .......         $1.23
                                                                                                                         =====

NET ASSET VALUE-DELAWARE VIP TECHNOLOGY AND INNOVATION SERIES SERVICE CLASS ($613 / 500 SHARES) ................         $1.23
                                                                                                                         =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) .................................................    $2,895,721
Accumulated net investment loss ................................................................................        (2,028)
Accumulated net realized loss on investments ...................................................................    (2,095,026)
Net unrealized depreciation of investments .....................................................................      (280,405)
                                                                                                                    ----------
Total net assets ...............................................................................................    $  518,262
                                                                                                                    ==========

-------------------
+ Non-income producing security for the period ended June 30, 2002.
* Of this amount, $115,575 represents payable for securities purchased as of June 30, 2002.

ADR-American Depositary Receipt

                             See accompanying notes

                                                     Technology and Innovation-2

Delaware VIP Trust-
Delaware VIP Technology and Innovation Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Interest ............................................      $  737
Dividends ...........................................         211
                                                        ---------
                                                              948
                                                        ---------

EXPENSES:
Management fees .....................................       2,518
Custodian fees ......................................         754
Reports and statements to shareholders ..............         576
Accounting and administration expenses ..............         193
Trustees' fees ......................................         130
Dividend disbursing and transfer agent
   fees and expenses ................................          36
Professional fees ...................................          34
Registration fees ...................................           2
Distribution expense - Service Class ................           1
Other ...............................................         162
                                                        ---------
                                                            4,406
Less expenses absorbed or waived ....................      (1,346)
Less expenses paid indirectly .......................         (84)
                                                        ---------
Total expenses                                              2,976
                                                        ---------

NET INVESTMENT LOSS .................................      (2,028)
                                                        ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ....................    (263,046)
Net change in unrealized appreciation /
   depreciation of investments ......................     (55,774)
                                                        ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ...................................    (318,820)
                                                        ---------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................   $(320,848)
                                                        =========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Technology and Innovation Series
Statements of Changes in Net Assets

                                                          Period         Year
                                                      Ended 6/30/02     Ended
                                                       (Unaudited)    12/31/01
                                                      -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ................................     $ (2,028)     $ (4,529)
Net realized loss on investments ...................     (263,046)   (1,414,476)
Net change in unrealized appreciation /
   depreciation of investments .....................      (55,774)      525,582
                                                       ----------    ----------
Net decrease in net assets
   resulting from operations .......................     (320,848)     (893,423)
                                                       ----------    ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................      115,007       472,332
   Service Class ...................................            -             -
                                                       ----------    ----------
                                                          115,007       472,332
                                                       ----------    ----------
Cost of shares repurchased:
   Standard Class ..................................     (113,919)      (77,942)
   Service Class ..................................             -             -
                                                       ----------    ----------
                                                         (113,919)      (77,942)
                                                       ----------    ----------
Increase in net assets derived from capital
   share transactions ..............................        1,088       394,390
                                                       ----------    ----------

NET DECREASE IN NET ASSETS .........................     (319,760)     (499,033)

NET ASSETS:
Beginning of period ................................      838,022     1,337,055
                                                       ----------    ----------
End of period ......................................   $  518,262    $  838,022
                                                       ==========    ==========

                             See accompanying notes

                                                     Technology and Innovation-3

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                             Delaware VIP Technology and
                                                                                           Innovation Series Standard Class
                                                                                Period
                                                                                Ended                 Year             8/31/00(2)
                                                                              6/30/02(1)              Ended                to
                                                                             (Unaudited)            12/31/01            12/31/00
                                                                             ----------------------------------------------------
Net asset value, beginning of period ...................................        $2.040               $5.340             $10.000

Loss from investment operations:
Net investment loss(3) .................................................        (0.005)              (0.013)             (0.001)
Net realized and unrealized loss on investments ........................        (0.805)              (3.287)             (4.659)
                                                                                ------               ------             -------
Total from investment operations .......................................        (0.810)              (3.300)             (4.660)
                                                                                ------               ------             -------

Net asset value, end of period .........................................        $1.230               $2.040             $ 5.340
                                                                                ======               ======             =======

Total return(4) ........................................................       (39.71%)             (61.73%)            (46.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................................          $517                 $837              $1,334
Ratio of expenses to average net assets ................................         0.89%(5)             0.85%               0.84%(5)
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .............................         1.29%                0.95%               1.16%
Ratio of net investment loss to average net assets .....................        (0.60%)              (0.50%)             (0.03%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ..................        (1.00%)              (0.60%)             (0.35%)
Portfolio turnover .....................................................          142%                 189%                127%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
(5) Ratio for the periods ended June 30, 2002 and December 31, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules were 0.91% and 0.88%, respectively.

                             See accompanying notes

                                                     Technology and Innovation-4

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                          Delaware VIP Technology and
                                                                                        Innovation Series Service Class
                                                                                Period
                                                                                Ended                 Year             8/31/00(2)
                                                                              6/30/02(1)              Ended                to
                                                                             (Unaudited)            12/31/01            12/31/00
                                                                             ----------------------------------------------------
Net asset value, beginning of period ...................................        $2.040               $5.340             $10.000

Loss from investment operations:
Net investment loss(3) .................................................        (0.006)              (0.018)             (0.005)
Net realized and unrealized loss on investments ........................        (0.804)              (3.282)             (4.655)
                                                                                ------               ------             -------
Total from investment operations .......................................        (0.810)              (3.300)             (4.660)
                                                                                ------               ------             -------

Net asset value, end of period .........................................        $1.230               $2.040             $ 5.340
                                                                                ======               ======             =======

Total return(4) ........................................................       (39.71%)             (61.73%)            (46.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................................            $1                   $1                  $3
Ratio of expenses to average net assets ................................         1.04%(5)             1.00%               0.99%(5)
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .............................         1.44%                1.10%               1.31%
Ratio of net investment loss to average net assets .....................        (0.75%)              (0.65%)             (0.18%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ..................        (1.15%)              (0.75%)             (0.50%)
Portfolio turnover .....................................................          142%                 189%                127%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
(5) Ratio for the periods ended June 30, 2002 and December 31, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules were 1.06% and 1.03%, respectively.

                             See accompanying notes

                                                     Technology and Innovation-5

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Technology and Innovation Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide long-term capital growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $8 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $76. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2002 and 1.00% from May 1, 2002 through April 30, 2003.
                                                     Technology and Innovation-6

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had receivables from or liabilities payable to affiliates as follows:

            Dividend disbursing,                                Receivable
            transfer agent fees,                                 from DMC
                accounting              Other expenses        under expense
            and other expenses          payable to DMC          limitation
             payable to DSC             and affiliates          agreement
            -------------------         --------------        -------------
                   $40                       $16                  $514

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002 the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ....................................        $414,799
   Sales ........................................        $443,528

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           Aggregate          Aggregate
        Cost of           unrealized         unrealized          Net unrealized
      investments        appreciation       depreciation          depreciation
      -----------        ------------       ------------         --------------
       $910,028             $1,824           $(282,229)            $(280,405)

4. Dividend and Distribution Information
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $233,531 expires in 2008 and $1,196,607 expires in 2009.

5. Capital Shares
Transactions in capital shares were as follows:

                                                          Period        Year
                                                           Ended       Ended
                                                          6/30/02    12/31/01
                                                          -------    --------
Shares sold:
   Standard Class .....................................    73,619     193,612
   Service Class ......................................         -           -
                                                          -------     -------
                                                           73,619     193,612
                                                          -------     -------
Shares repurchased:
   Standard Class .....................................   (62,987)    (32,457)
   Service Class ......................................         -           -
                                                          -------     -------
                                                          (62,987)    (32,457)
                                                          -------     -------
Net increase ..........................................    10,632     161,155
                                                          =======     =======

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

                                                     Technology and Innovation-7

Delaware VIP Trust-Delaware VIP Technology and Innovation Series
Notes to Financial Statements (continued)

7. Credit and Market Risk
The Series invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series concentrates its investments in companies management believes will benefit from technology and innovation. As a result, the value of the Series' shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Series may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.




                                                     Technology and Innovation-8

Delaware VIP Trust-Delaware VIP Trend Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                       Number of        Market
                                                          Shares         Value
   COMMON STOCK-94.97%
   Banking & Finance-9.07%
   City National ...................................     217,500   $11,690,625
   Cullen/Frost Bankers ............................     245,000     8,793,050
   Doral Financial .................................     249,816     8,341,356
   Downey Financial ................................     143,000     6,763,900
   Sovereign Bancorp ...............................     233,200     3,486,340
   Webster Financial ...............................     227,600     8,703,424
                                                                   -----------
                                                                    47,778,695
                                                                   -----------
   Basic Industry/Capital Goods-3.54%
  +Mettler-Toledo International ....................     273,700    10,091,319
  +MSC Industrial Direct Class A ...................     362,000     7,059,000
   Roper Industries ................................      40,600     1,514,380
                                                                   -----------
                                                                    18,664,699
                                                                   -----------
   Business Services-3.22%
  +Bright Horizons Family Solutions ................     232,900     7,711,319
  +Corporate Executive Board .......................      83,900     2,873,575
 *+Resources Connection ............................     236,800     6,391,232
                                                                   -----------
                                                                    16,976,126
                                                                   -----------
   Consumer Durable/Cyclical-6.90%
   D.R. Horton .....................................     531,343    13,830,858
  +Gentex ..........................................     364,800    10,021,056
   KB HOME .........................................     191,300     9,853,863
  +WCI Communities .................................      91,400     2,646,030
                                                                   -----------
                                                                    36,351,807
                                                                   -----------
   Consumer Non-Durable/Other-4.70%
  +American Italian Pasta Class A ..................     199,600    10,177,604
  +Krispy Kreme Doughnuts ..........................     378,700    12,190,353
  +Peets Coffee & Tea ..............................     129,400     2,382,254
                                                                   -----------
                                                                    24,750,211
                                                                   -----------
   Consumer Non-Durable/Retail-14.25%
  +American Eagle Outfitters .......................     182,950     3,867,563
  +Coach ...........................................     193,300    10,612,170
  +Cost Plus .......................................     331,325    10,131,919
  +Dollar Tree Stores ..............................     536,600    21,147,406
  +Duane Reade .....................................     220,900     7,521,645
  +GameStop ........................................      71,200     1,494,488
  +Linens'n Things .................................      96,900     3,179,289
  +Rent-A-Center ...................................     107,700     6,247,677
  +TOO .............................................     224,800     6,923,840
 *+Tweeter Home Entertainment Group ................     238,700     3,900,358
                                                                   -----------
                                                                    75,026,355
                                                                   -----------
   Consumer Services-20.23%
  +California Pizza Kitchen ........................      83,700     2,075,760
  +CEC Entertainment ...............................     160,300     6,620,390
  +Cumulus Media ...................................     437,600     6,030,128
  +Extended Stay America ...........................     565,400     9,170,788
  *Four Seasons Hotels .............................      98,900     4,638,410
  +Getty Images ....................................     366,600     7,980,882
  +LIN TV Class A ..................................     421,100    11,386,544
 *+Mediacom Communications .........................     604,900     4,712,171
  +Radio One .......................................     348,600     5,183,682
   Ruby Tuesday ....................................     236,400     4,586,160
  +Sonic ...........................................     541,162    16,997,898
  +The Cheesecake Factory ..........................     362,525    12,862,387

                                                      Number of      Market
                                                         Shares       Value
   COMMON STOCK (continued)
   Consumer Services (continued)
  +West ............................................    385,300   $ 8,499,718
  +Westwood One ....................................    172,600     5,768,292
                                                                  -----------
                                                                  106,513,210
                                                                  -----------
   Energy-1.54%
  +Pride International .............................    375,700     5,883,462
   Rowan Companies .................................    104,700     2,245,815
                                                                  -----------
                                                                    8,129,277
                                                                  -----------
   Healthcare & Pharmaceuticals-9.63%
  +CIMA Labs .......................................    210,500     5,077,260
  +Cubist Pharmaceuticals ..........................    494,600     4,654,186
  +Cubist Pharmaceuticals Restricted ...............     54,500       512,845
 *+Cv Theraputics ..................................    181,900     3,386,978
  +Exelixis ........................................    399,700     3,009,741
  +First Horizon Pharmaceutical ....................    381,500     7,893,235
 *+Inhale Therapeutic Systems ......................    783,800     7,438,262
  +Inspire Pharmaceuticals .........................    206,400       794,640
  +Neurocrine Biosciences ..........................    292,600     8,382,990
 *+Trimeris ........................................    215,400     9,561,606
                                                                  -----------
                                                                   50,711,743
                                                                  -----------
   Insurance-10.10%
   Berkley (W.R.) ..................................    132,800     7,304,000
   Everest Re Group ................................    252,600    14,132,970
   HCC Insurance Holdings ..........................    134,700     3,549,345
   PartnerRe .......................................    283,200    13,862,640
   Radian Group ....................................    172,900     8,416,772
   RenaissanceRe Holdings ..........................    162,500     5,947,500
                                                                  -----------
                                                                   53,213,227
                                                                  -----------
   Technology/Communications-3.74%
  +Advanced Fibre Communications ...................    633,100    10,471,474
  +Applied Micro Circuits ..........................    348,000     1,646,040
  +CIENA ...........................................    371,397     1,556,154
 *+Finisar .........................................    569,900     1,350,663
 *+Tekelec .........................................    584,000     4,689,520
                                                                  -----------
                                                                   19,713,851
                                                                  -----------
   Technology/Hardware-2.57%
  +CoorsTek ........................................    165,300     5,109,423
  +Micrel ..........................................    425,200     6,114,376
  +Vitesse Semiconductor ...........................    739,000     2,298,290
                                                                  -----------
                                                                   13,522,089
                                                                  -----------
   Technology/Software-4.32%
 *+Cerner ..........................................     42,500     2,032,775
 *+Exult ...........................................    121,900       792,350
   Henry (Jack) & Associates .......................    533,500     8,904,115
  +NetIQ ...........................................    104,400     2,362,572
 *+Quest Software ..................................    378,700     5,502,511
 *+Webex Communications ............................     79,800     1,268,820
  +Webex Communications Restricted .................    118,300     1,880,970
                                                                  -----------
                                                                   22,744,113
                                                                  -----------
   Transportation-1.16%
  +Arkansas Best ...................................    240,200     6,120,296
                                                                  -----------
                                                                    6,120,296
                                                                  -----------
   Total Common Stock
     (cost $454,438,217) ...........................              500,215,699
                                                                  -----------


                                                                  Trend Series-1

Delaware VIP Trust-Delaware VIP Trend Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                           Amount       Value
REPURCHASE AGREEMENTS-4.94%
With BNP Paribas 1.91% 7/1/02
   (dated 6/28/02, collateralized by
   $6,744,000 U.S. Treasury Notes 6.00%
   due 9/30/02, market value $6,913,244
   and $2,580,000 U.S. Treasury
   Notes 5.375% due 6/30/03, market value
   $2,735,753)......................................   $9,442,000  $9,442,000
With J. P. Morgan Securities 1.83% 7/1/02
   (dated 6/28/02, collateralized by
   $7,309,000 U.S. Treasury Bills due
   9/19/02, market value $7,284,141)................    7,140,000   7,140,000


                                                        Principal      Market
                                                           Amount       Value
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 1.90% 7/1/02
   (dated 6/28/02, collateralized by
   $3,372,000 U.S. Treasury Notes 5.375%
   due 6/30/03, market value $3,575,027
   and $3,372,000 U.S. Treasury Notes
   5.875% due 2/15/04, market value
   $3,621,417 and $2,177,000 U.S.
   Treasury Notes 6.625% due 5/15/07,
   market value $2,436,217).........................   $9,442,000 $ 9,442,000
                                                                  -----------
Total Repurchase Agreements
   (cost $26,024,000)...............................               26,024,000
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES-99.91% (cost $480,462,217)...........................................       526,239,699

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.09%.................................................           470,421
                                                                                                            ------------

NET ASSETS APPLICABLE TO 23,463,102 SHARES OUTSTANDING-100.00%........................................      $526,710,120
                                                                                                            ============

NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($509,254,432 / 22,683,179 SHARES)...........            $22.45
                                                                                                                  ======

NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($17,455,688 / 779,923 SHARES)................            $22.38
                                                                                                                  ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par)........................................      $643,467,807
Accumulated net investment loss.......................................................................        (1,091,841)
Accumulated net realized loss on investments..........................................................      (161,443,328)
Net unrealized appreciation of investments............................................................        45,777,482
                                                                                                            ------------
Total net assets......................................................................................      $526,710,120
                                                                                                            ============

-------------------
+Non-income producing security for the period ended June 30, 2002.
*Fully or partially on loan. See Note #7 in Notes to Financial Statements.

                             See accompanying notes


                                                                  Trend Series-2

Delaware VIP Trust-
Delaware VIP Trend Series
Statement of Operations
Period Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends ...................................................       $871,937
Interest ....................................................        338,542
Security lending income .....................................        107,037
                                                                ------------
                                                                   1,317,516
                                                                ------------

EXPENSES:
Management fees .............................................      2,132,068
Accounting and administration expenses ......................        124,658
Professional fees ...........................................         32,360
Dividend disbursing and transfer agent fees and
   expenses .................................................         26,230
Distribution expense - Service Class ........................         11,986
Custodian fees ..............................................          9,697
Trustees' fees ..............................................          9,600
Other .......................................................         71,893
                                                                ------------
                                                                   2,418,492
Less expenses absorbed or waived ............................         (1,556)
Less expenses paid indirectly ...............................         (7,579)
                                                                ------------
Total expenses ..............................................      2,409,357
                                                                ------------

NET INVESTMENT LOSS .........................................     (1,091,841)
                                                                ------------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
Net realized loss on investments ............................    (14,367,687)
Net change in unrealized appreciation /
 depreciation of investments ................................    (50,670,443)
                                                                ------------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ...........................................    (65,038,130)
                                                                ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................   $(66,129,971)
                                                                ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Trend Series
Statements of Changes in Net Assets

                                                        Period               Year
                                                     Ended 6/30/02          Ended
                                                      (Unaudited)          12/31/01
                                                     -------------       ------------
DECREASE IN NET ASSETS FROM
   OPERATIONS:
Net investment loss ..............................    $(1,091,841)       $ (2,121,825)
Net realized loss on investments .................    (14,367,687)        (81,824,218)
Net change in unrealized appreciation /
   depreciation of investments ...................    (50,670,443)        (37,997,199)
                                                     ------------        ------------
Net decrease in net assets resulting
   from operations ...............................    (66,129,971)       (121,943,242)
                                                     ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     30,732,447         162,546,450
   Service Class .................................      6,645,754           8,167,704
                                                     ------------        ------------
                                                       37,378,201         170,714,154
                                                     ------------        ------------

Cost of shares repurchased:
   Standard Class ................................    (48,038,559)       (211,491,756)
   Service Class .................................     (1,191,764)         (1,269,341)
                                                     ------------        ------------
                                                      (49,230,323)       (212,761,097)
                                                     ------------        ------------

Decrease in net assets derived from capital
   share transactions ............................    (11,852,122)        (42,046,943)
                                                     ------------        ------------

NET DECREASE IN NET ASSETS .......................    (77,982,093)       (163,990,185)

NET ASSETS:
Beginning of period ..............................    604,692,213         768,682,398
                                                     ------------        ------------
End of period ....................................   $526,710,120        $604,692,213
                                                     ============        ============

                             See accompanying notes

                                                                  Trend Series-3

Delaware VIP Trust-Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                  Delaware VIP Trend Series Standard Class
                                                              Period
                                                          Ended 6/30/02(1)                 Year Ended December 31,
                                                            (Unaudited)     2001        2000         1999        1998         1997
                                                          -------------------------------------------------------------------------

Net asset value, beginning of period ......................   $25.230     $29.800      $33.660     $19.760      $17.380     $14.560

Income (loss) from investment operations:
Net investment income (loss)(2) ...........................    (0.045)     (0.086)      (0.051)     (0.043)       0.006       0.019
Net realized and unrealized gain (loss) on investments ....    (2.735)     (4.484)      (1.676)     13.945        2.736       3.031
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................    (2.780)     (4.570)      (1.727)     13.902        2.742       3.050
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income .....................................         -           -            -      (0.002)      (0.020)     (0.050)
Net realized gain on investments ..........................         -           -       (2.133)          -       (0.342)     (0.180)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................         -           -       (2.133)     (0.002)      (0.362)     (0.230)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $22.450     $25.230      $29.800     $33.660      $19.760     $17.380
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ...........................................   (11.02%)    (15.34%)      (6.88%)     70.45%       16.04%      21.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $509,254    $590,742     $760,320    $503,657     $168,251    $118,276
Ratio of expenses to average net assets ...................     0.84%       0.85%        0.83%       0.82%        0.81%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     0.84%       0.90%        0.84%       0.82%        0.85%       0.88%
Ratio of net investment income (loss) to
   average net assets .....................................    (0.38%)     (0.35%)      (0.14%)     (0.18%)       0.03%       0.16%
Ratio of net investment income (loss) to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................    (0.38%)     (0.40%)      (0.15%)     (0.18%)      (0.01%)      0.08%
Portfolio turnover ........................................       51%         51%          61%         82%         121%        125%

----------
(1)  Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001, 2000 and 1999.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                  Trend Series-4

Delaware VIP Trust-Delaware VIP Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP Trend Series Service Class
                                                                            Period          Year         5/1/00(2)
                                                                       Ended 6/30/02(1)     Ended            to
                                                                         (Unaudited)       12/31/01       12/31/00
                                                                       ----------------    --------       --------

Net asset value, beginning of period .................................     $25.170          $29.770        $35.260

Loss from investment operations:
Net investment loss(3) ...............................................      (0.063)          (0.122)        (0.074)
Net realized and unrealized loss on investments ......................      (2.727)          (4.478)        (5.416)
                                                                           -------          -------        -------
Total from investment operations .....................................      (2.790)          (4.600)        (5.490)
                                                                           -------          -------        -------

Net asset value, end of period .......................................     $22.380          $25.170        $29.770
                                                                           =======          =======        =======

Total return(4) ......................................................     (11.08%)         (15.45%)       (15.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..............................     $17,456          $13,950         $8,363
Ratio of expenses to average net assets ..............................       0.99%            1.00%          1.00%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly ............       0.99%            1.05%          1.01%
Ratio of net investment loss to average net assets ...................      (0.53%)          (0.50%)        (0.31%)
Ratio of net investment loss to average net
 assets prior to expense limitation and expenses paid indirectly .....      (0.53%)          (0.55%)        (0.32%)
Portfolio turnover ...................................................         51%              51%            61%

----------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                  Trend Series-5

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements
June 30, 2002 (Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $6,882 for the period ended June 30, 2002. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $697. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2002 and 0.95% from May 1, 2002 through April 30, 2003.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

                                                                  Trend Series-6

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,              Other
       Investment           transfer agent fees,             expenses
       management               accounting                    payable
    fee payable to           and other expenses                to DMC
         DMC                  payable to DSC              and affiliates
    --------------          --------------------          --------------
       $41,347                   $30,580                      $76,724

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ..................   $139,538,659
   Sales ......................   $136,461,919

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                          Aggregate          Aggregate
    Cost of              unrealized          unrealized       Net unrealized
  investments           appreciation        depreciation       appreciation
  ------------          ------------        ------------      --------------
  $480,462,217          $112,587,004        $(66,809,522)      $45,777,482

4. Dividend and Distribution Information
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,971,847 expires in 2008 and $127,778,829 expires in 2009.

5. Capital Shares
Transactions in capital shares were as follows:

                                                     Period           Year
                                                      Ended           Ended
                                                     6/30/02        12/31/01
                                                    ---------       ---------
Shares sold:
   Standard Class .............................     1,257,793       6,561,017
   Service Class ..............................       275,682         327,992
                                                    ---------       ---------
                                                    1,533,475       6,889,009
                                                    ---------       ---------

Shares repurchased:
   Standard Class .............................    (1,992,129)     (8,661,534)
   Service Class ..............................       (50,053)        (54,603)
                                                    ---------       ---------
                                                   (2,042,182)     (8,716,137)
                                                    ---------       ---------
Net decrease ..................................     ( 508,707)     (1,827,128)
                                                    =========       =========

                                                                  Trend Series-7

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements (continued)

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2002 were as follows:

            Market value of                 Market value of
          securities on loan                  collateral
          ------------------                ---------------
              $35,348,004                     $35,619,675

8. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                                  Trend Series-8

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statement of Net Assets
June 30, 2002 (Unaudited)

                                                         Number of      Market
                                                         Shares         Value
 COMMON STOCK-93.43%
 Banking, Finance & Insurance-16.90%
 Alliance Capital Management LP ......................    4,400      $  150,700
 Allstate ............................................    4,000         147,920
 Capital One Financial ...............................    7,000         427,350
 Fannie Mae ..........................................    1,300          95,875
 Franklin Resources ..................................    3,300         140,712
 Freddie Mac .........................................    5,300         324,360
 Marsh & McLennan ....................................    1,100         106,260
 Moody's Investors Services ..........................    3,400         169,150
+Travelers Property & Casualty-Class A ...............   10,100         178,770
 Washington Mutual ...................................    5,900         218,949
 XL Capital ..........................................    3,200         271,040
                                                                      ---------
                                                                      2,231,086
                                                                      ---------
 Business Services-3.16%
+Cendant .............................................   17,600         279,488
 First Data ..........................................    3,000         112,980
 Interpublic Group ...................................    1,000          24,760
                                                                      ---------
                                                                        417,228
                                                                      ---------
 Cable, Media & Publishing-8.00%
+Clear Channel Communications ........................    9,900         316,998
 Omnicom Group .......................................    3,200         146,560
+Viacom-Class B ......................................   13,350         592,340
                                                                      ---------
                                                                      1,055,898
                                                                      ---------
 Computers & Technology-9.56%
+Altera ..............................................   17,500         238,000
+Cisco Systems .......................................   19,400         270,630
 Intel ...............................................   21,000         383,670
+Siebel Systems ......................................    8,600         122,292
+VERITAS Software ....................................    4,400          87,076
+Xilinx ..............................................    7,100         159,253
                                                                      ---------
                                                                      1,260,921
                                                                      ---------
 Electronics & Electrical Equipment-7.07%
+Analog Devices ......................................    6,100         181,170
 Emerson Electric ....................................    8,700         465,537
 Texas Instruments ...................................   12,100         286,770
                                                                      ---------
                                                                        933,477
                                                                      ---------
 Energy-8.30%
 Anadarko Petroleum ..................................    9,000         443,700
 Schlumberger ........................................    4,200         195,300
 Transocean Sedco Forex ..............................   14,645         456,192
                                                                      ---------
                                                                      1,095,192
                                                                      ---------
 Food, Beverage & Tobacco-1.48%
 Anheuser-Busch ......................................    3,900         195,000
                                                                      ---------
                                                                        195,000
                                                                      ---------

                                                         Number of      Market
                                                         Shares         Value
 COMMON STOCK (continued)
 Healthcare & Pharmaceuticals-17.73%
 Abbott Laboratories .................................    7,000      $  263,550
+Amgen ...............................................    6,500         272,220
 Baxter International ................................   12,000         533,279
+Genentech ...........................................    5,000         167,500
+Guidant .............................................    4,300         129,989
 McKesson HBOC .......................................   12,900         421,830
 Medtronic ...........................................    5,700         244,245
 Pfizer ..............................................    8,800         308,000
                                                                     ----------
                                                                      2,340,613
                                                                     ----------
 Industrial Machinery-1.18%
+Applied Materials ...................................    8,200         155,964
                                                                     ----------
                                                                        155,964
                                                                     ----------
 Leisure, Lodging & Entertainment-3.07%
 Harley-Davidson .....................................    3,000         153,810
 Marriott International-Class A ......................    6,600         251,130
                                                                     ----------
                                                                        404,940
                                                                     ----------
 Retail-12.70%
+Best Buy ............................................    6,750         245,025
 Home Depot ..........................................    7,600         279,148
+Kohl's ..............................................    6,700         469,536
+Staples .............................................   14,500         285,650
 Wal-Mart Stores .....................................    7,200         396,072
                                                                     ----------
                                                                      1,675,431
                                                                     ----------
 Telecommunications-2.36%
 Linear Technology ...................................    9,900         311,157
                                                                     ----------
                                                                        311,157
                                                                     ----------
 Transportation & Shipping-1.92%
 United Parcel Service-Class B .......................    4,100         253,175
                                                                     ----------
                                                                        253,175
                                                                     ----------
 Total Common Stock
 (cost $15,667,577) ..................................               12,330,082
                                                                     ----------

                                                                   U.S. Growth-1

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statement of Net Assets (continued)

                                                      Principal         Market
                                                       Amount           Value

REPURCHASE AGREEMENTS-6.96%
With BNP Paribas 1.91% 7/1/02
  (dated 6/28/02, collateralized by
  $238,000 U.S. Treasury Notes 6.00%
  due 9/30/02, market value $243,866
  and $91,000 U.S. Treasury Notes
  5.375% due 6/30/03, market
  value $96,504) ..................................... $333,100        $333,100
With J.P. Morgan Securities 1.83% 7/1/02
  (dated 6/28/02, collateralized by
  $258,000 U.S. Treasury Bills due
  9/19/02, market value $256,949) ....................  251,900         251,900


                                                      Principal         Market
                                                       Amount           Value

REPURCHASE AGREEMENTS (continued)
With UBS Warburg 1.90% 7/1/02
  (dated 6/28/02, collateralized by
  $119,000 U.S. Treasury Notes
  5.375% due 6/30/03, market value
  $126,110 and $119,000 U.S. Treasury
  Notes 5.875% due 2/15/04, market
  value $127,746 and $77,000 U.S.
  Treasury Notes 6.625% due 5/15/07,
  market value $85,938) .............................. $333,100        $333,100
                                                                       --------
Total Repurchase Agreements
  (cost $918,000) ....................................                  918,000
                                                                       --------

TOTAL MARKET VALUE OF SECURITIES-100.39% (cost $16,585,577) ........................................   13,248,082

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.39%) ............................................      (51,998)
                                                                                                      -----------
NET ASSETS APPLICABLE TO 2,138,964 SHARES OUTSTANDING-100.00% ......................................  $13,196,084
                                                                                                      ===========

NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($12,711,147 / 2,060,391 SHARES) ....        $6.17
                                                                                                            =====
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($484,937 / 78,573 SHARES) ...........        $6.17
                                                                                                            =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2002:
Shares of beneficial interest (unlimited authorization-no par) .....................................  $23,857,066
Undistributed net investment income ................................................................        1,859
Accumulated net realized loss on investments .......................................................   (7,325,346)
Net unrealized depreciation of investments .........................................................   (3,337,495)
                                                                                                      -----------
Total net assets ...................................................................................  $13,196,084
                                                                                                      ===========

----------
+ Non-income producing security for the period ended June 30, 2002.

                             See accompanying notes

                                                                   U.S. Growth-2

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statement of Operations
Period Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends ...............................................       $ 55,144
Interest ................................................         11,427
                                                             -----------
                                                                  66,571
                                                             -----------

EXPENSES:
Management fees .........................................         51,751
Reports and statements to shareholders ..................         11,227
Registration fees .......................................          4,488
Accounting and administration expenses ..................          3,418
Custodian fees ..........................................          2,645
Professional fees .......................................          1,400
Dividend disbursing and transfer agent
   fees and expenses ....................................            806
Trustees' fees ..........................................            600
Distribution expense - Service Class ....................            177
Other ...................................................          2,088
                                                             -----------
                                                                  78,600
Less expenses absorbed or waived ........................        (16,900)
Less expenses paid indirectly ...........................           (436)
                                                             -----------
Total expenses ..........................................         61,264
                                                             -----------

NET INVESTMENT INCOME ...................................          5,307
                                                             -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ........................     (1,436,292)
Net change in unrealized appreciation/
   depreciation of investments ..........................     (1,650,048)
                                                             -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .......................................     (3,086,340)
                                                             -----------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................    $(3,081,033)
                                                             ===========

                             See accompanying notes

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

                                                       Period
                                                       Ended           Year
                                                       6/30/02         Ended
                                                     (Unaudited)      12/31/01
                                                    -----------     -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...........................      $  5,307       $  53,607
Net realized loss on investments ................    (1,436,292)     (4,769,778)
Net change in unrealized appreciation/
   depreciation of investments ..................    (1,650,048)     (1,682,294)
                                                    -----------     -----------
Net decrease in net assets
   resulting from operations ....................    (3,081,033)     (6,398,465)
                                                    -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
Standard Class ..................................       (55,355)       (148,298)
Service Class ...................................          (209)            (22)
                                                    -----------     -----------
                                                        (55,564)       (148,320)
                                                    -----------     -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................     1,208,961       2,104,633
   Service Class ................................       539,936          31,120
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ...............................        55,355         148,298
   Service Class ................................           209              22
                                                    -----------     -----------
                                                      1,804,461       2,284,073
                                                    -----------     -----------
Cost of shares repurchased:
   Standard Class ...............................    (2,360,952)     (6,076,622)
   Service Class ................................        (7,127)              -
                                                    -----------     -----------
                                                     (2,368,079)     (6,076,622)
                                                    -----------     -----------
Decrease in net assets derived from
   capital share transactions ...................      (563,618)     (3,792,549)
                                                    -----------     -----------

NET DECREASE IN NET ASSETS ......................    (3,700,215)    (10,339,334)

NET ASSETS:
Beginning of period .............................    16,896,299      27,235,633
                                                    -----------     -----------
End of period ...................................   $13,196,084     $16,896,299
                                                    ===========     ===========

                             See accompanying notes

                                                                   U.S. Growth-3

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                   Delaware VIP U.S. Growth Series Standard Class
                                                                                 Period
                                                                                  Ended                                  11/15/99(2)
                                                                                6/30/02(1)   Year Ended                       to
                                                                               (Unaudited)    12/31/01       12/31/00      12/31/99
                                                                               -----------------------------------------------------

Net asset value, beginning of period ......................................      $7.600       $10.140        $10.590       $10.000

Income (loss) from investment operations:
Net investment income(3) ..................................................       0.002         0.022          0.076         0.026
Net realized and unrealized gain (loss) on investments ....................      (1.407)       (2.503)        (0.515)        0.564
                                                                                 ------       -------        -------       -------
Total from investment operations ..........................................      (1.405)       (2.481)        (0.439)        0.590
                                                                                 ------       -------        -------       -------

Less dividends and distributions from:
Net investment income .....................................................      (0.025)       (0.059)        (0.011)            -
                                                                                 ------       -------        -------       -------
Total dividends and distributions .........................................      (0.025)       (0.059)        (0.011)            -
                                                                                 ------       -------        -------       -------

Net asset value, end of period ............................................      $6.170       $ 7.600        $10.140       $10.590
                                                                                 ======       =======        =======       =======

Total return(4) ...........................................................     (18.55%)      (24.47%)        (4.16%)        5.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................................     $12,711       $16,856        $27,231        $8,744
Ratio of expenses to average net assets ...................................       0.77%         0.75%          0.74%         0.75%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly ............................................       0.98%         0.86%          0.74%         0.79%
Ratio of net investment income to average net assets ......................       0.07%         0.27%          0.57%         3.33%
Ratio of net investment income (loss) to average net assets prior to
  expense limitation and expenses paid indirectly .........................      (0.14%)        0.16%          0.57%         3.29%
Portfolio turnover ........................................................        125%           78%            91%            0%

----------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                   U.S. Growth-4

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                       Delaware VIP U.S. Growth Series Service Class
                                                                                                  Period
                                                                                                   Ended        Year       5/1/00(2)
                                                                                                 6/30/02(1)     Ended         to
                                                                                                 (Unaudited)   12/31/01    12/31/00
                                                                                                 -----------------------------------
Net asset value, beginning of period ..............................................................  $7.590     $10.130     $10.910

Income (loss) from investment operations:
Net investment income (loss)(3) ...................................................................  (0.003)      0.011       0.004
Net realized and unrealized loss on investments ...................................................  (1.404)     (2.503)     (0.784)
                                                                                                     ------     -------     -------
Total from investment operations ..................................................................  (1.407)     (2.492)     (0.780)
                                                                                                     ------     -------     -------

Less dividends and distributions from:
Net investment income .............................................................................  (0.013)     (0.048)          -
                                                                                                     ------     -------     -------
Total dividends and distributions .................................................................  (0.013)     (0.048)          -
                                                                                                     ------     -------     -------

Net asset value, end of period ....................................................................  $6.170     $ 7.590     $10.130
                                                                                                     ======     =======     =======

Total return(4) ................................................................................... (18.57%)    (24.61%)     (7.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...........................................................    $485         $40          $5
Ratio of expenses to average net assets ...........................................................   0.92%       0.90%       0.89%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly ..   1.13%       1.01%       0.89%
Ratio of net investment income (loss) to average net assets .......................................  (0.08%)      0.12%       0.05%
Ratio of net investment income (loss) to average net assets prior to expense limitation and
  expenses paid indirectly ........................................................................  (0.29%)      0.01%       0.05%
Portfolio turnover ................................................................................    125%         78%         91%

----------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.

                             See accompanying notes

                                                                   U.S. Growth-5

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2002
(Unaudited)

Delaware VIP Trust (formerly Delaware Group Premium Fund) (the "Trust") is organized as a Delaware business trust and offers 19 series: Delaware VIP Balanced Series (formerly Balanced Series), Delaware VIP Capital Reserves Series (formerly Capital Reserves Series), Delaware VIP Cash Reserve Series (formerly Cash Reserve Series), Delaware VIP Convertible Securities Series (formerly Convertible Securities Series), Delaware VIP Devon Series (formerly Devon Series), Delaware VIP Emerging Markets Series (formerly Emerging Markets Series), Delaware VIP Global Bond Series (formerly Global Bond Series), Delaware VIP Growth Opportunities Series (formerly Growth Opportunities Series), Delaware VIP High Yield Series (formerly High Yield Series), Delaware VIP International Value Equity Series (formerly International Equity Series), Delaware VIP Large Cap Value Series (formerly Growth and Income Series), Delaware VIP REIT Series (formerly REIT Series), Delaware VIP Select Growth Series (formerly Select Growth Series), Delaware VIP Small Cap Value Series (formerly Small Cap Value Series), Delaware VIP Social Awareness Series (formerly Social Awareness Series), Delaware VIP Strategic Income Series (formerly Strategic Income Series), Delaware VIP Technology and Innovation Series (formerly Technology and Innovation Series), Delaware VIP Trend Series (formerly Trend Series) and Delaware VIP U.S. Growth Series (formerly U.S. Growth Series). These financial statements and the related notes pertain to Delaware VIP U.S Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies. The investment objective of the Series is to seek to maximize capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $191 for the period ended June 30, 2002. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2002 were approximately $245. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Series through April 30, 2002 and 0.80% from May 1, 2002 through April 30, 2003.

                                                                   U.S. Growth-6

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2002, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,
      Investment            transfer agent fees,
      management                accounting                Other expenses
    fee payable to          and other expenses            payable to DMC
        DMC                  payable to DSC               and affiliates
    --------------          -------------------           --------------
      $8,587                     $842                          $336

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2002, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .....................      $9,615,432
   Sales .........................      $9,074,799

At June 30, 2002 the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate        Aggregate
     Cost of            unrealized       unrealized        Net unrealized
   investments         appreciation     depreciation        depreciation
   -----------         ------------     ------------       --------------
   $16,585,577           $207,105       $(3,544,600)        $(3,337,495)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                      Period             Year
                                      Ended              Ended
                                     6/30/02            12/31/01
                                     -------            --------
   Ordinary income ..............    $55,564            $148,320

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,077,920 expires in 2008 and $4,507,939 expires in 2009.

                                                                   U.S. Growth-7

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                                      Period        Year
                                                                      Ended         Ended
                                                                     6/30/02       12/31/01
                                                                     -------         -------
Shares sold:
   Standard Class .................................................  162,806         253,945
   Service Class ..................................................   74,349           4,795

Shares issued upon reinvestment of dividends and distributions:
   Standard Class .................................................    7,227          19,284
   Service Class ..................................................       27               3
                                                                     -------         -------
                                                                     244,409         278,027
                                                                     -------         -------
Shares repurchased:
   Standard Class ................................................. (328,522)       (740,510)
   Service Class ..................................................   (1,059)              -
                                                                     -------         -------
                                                                    (329,581)       (740,510)
                                                                     -------         -------
Net decrease ......................................................  (85,172)       (462,483)
                                                                     =======         =======

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2002, or at any time during the period.

                                                                   U.S. Growth-8